As filed with the Securities and Exchange Commission on August 31, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The

OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders.

Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Advisers Management Trust

Guardian Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2015

B0733 08/15

Guardian Portfolio Commentary

The Neuberger Berman Advisers Management Trust Guardian Portfolio (the "Fund") Class I generated a total return of –1.41% for the six months ended June 30, 2015, underperforming the 1.23% return of its benchmark, the S&P 500® Index. Returns for the Fund's Class I and Class S shares are provided in the table immediately following this letter.

Equity markets were relatively trendless during the reporting period, with P/E multiples expanding against a fairly flat backdrop for three main reasons—commodity price weakness hurt energy-related stocks, the strong dollar was a headwind to U.S.-based multinationals, and the path of interest rates earlier this year hurt interest rate sensitive companies.

Following another harsh winter, we anticipated sequentially improving economic data as this year progressed. Labor trends do seem relatively well established, with skilled labor tightening to the point where we believe some evidence of wage inflation is emerging—a positive for consumer spending down the road. However, uncertainty related to the period's macroeconomic and geopolitical risks has caused the fits and starts we have seen in both the economy and the markets.

A small majority of our companies largely delivered this period, and many were well rewarded for it. Newell Rubbermaid, one of our largest holdings, executed well on its growth plan and reduced its costs, and as a result was our top contributor for the six-month period. Intuit's stock rose after the company raised full-year guidance following continuing signs of a successful transition to a service model and a solid tax season. Progressive also outperformed, rewarded for its steady, well-managed business.

Performance headwinds affecting the portfolio were largely related to sector activity. Utilities were weak as investors worried about the U.S. Federal Reserve raising interest rates, which impacted holdings such as WEC Energy. Energy commodity prices remained depressed, which hurt Industrials holding NOW Inc. Elsewhere, American Express declined over the loss of its Costco relationship. Longer term, we believe the impact to American Express will be relatively small. We used price weakness to add to our position in this core holding.

We used volatility to our advantage this period. We sold Costco and Computer Sciences for profit, and added a number of stocks from our prospect list because of favorable valuations, including Adobe, NetScout Systems, Keurig Green Mountain, and Becton Dickinson.

We believe the U.S. economy will likely continue to improve for the balance of 2015, and could possibly be approaching a "sweet spot" should purchasing power rise for American consumers. However, we believe risks associated with the ongoing global debt challenges, uneven and unpredictable government policy and geopolitical uncertainty may continue to weigh on business and consumer sentiment.

In a world where we see both healthy businesses and ongoing macro risks, we continue to be patient and opportunistic—buying stocks when we have a differentiated perspective on a company's business and where we see a valuation opportunity. Our research pipeline is full and we intend to continue to use market volatility to our long-term advantage.

Sincerely,

ARTHUR MORETTI
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report, and are subject to change without notice.

1

Guardian Portfolio

SECTOR ALLOCATION

(as a % of Total Investments)
Consumer Discretionary	13.1%
Consumer Staples	6.0
Energy	6.1
Financials	20.6
Health Care	9.0
Industrials	15.4
Information Technology	19.0
Materials	3.7
Telecommunication Services	1.5
Utilities	3.5
Short-Term Investments	2.1
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2015
	Date	06/30/2015	1 Year	5 Years	10 Years	Life of Fund
Guardian Portfolio Class I	11/03/1997	–1.41%	3.72%	15.02%	7.73%	7.71%
Guardian Portfolio Class S2	08/02/2002	–1.50%	3.54%	14.87%	7.55%	7.56%
S&P 500® Index[1,3]		1.23%	7.42%	17.34%	7.89%	6.66%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC (Management) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2014 were 1.09% and 1.33% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.25% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2015 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is November 3, 1997, the inception date of the oldest share class.

2  Performance shown prior to August 2, 2002 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that investors cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Management and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC.

© 2015 Neuberger Berman Management LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 6/30/15

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST GUARDIAN PORTFOLIO

Actual	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During the Period* 1/1/15 – 6/30/15	Expense Ratio
Class I	$1,000.00	$985.90	$5.42	1.10%
Class S	$1,000.00	$985.00	$6.15	1.25%
Hypothetical (5% annual return before expenses)**
Class I	$1,000.00	$1,019.34	$5.51	1.10%
Class S	$1,000.00	$1,018.60	$6.26	1.25%

*  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

**  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Guardian Portfolio (Unaudited) 6/30/15

NUMBER OF SHARES		VALUE†
Common Stocks (98.5%)
Auto Components (2.4%)
31,100	BorgWarner, Inc.	$1,767,724
Banks (3.5%)
58,672	U.S. Bancorp	2,546,365
Beverages (3.0%)
17,844	Anheuser-Busch InBev NV ADR	2,153,235
Chemicals (2.0%)
27,177	FMC Corp.	1,428,151
Consumer Finance (5.0%)
47,262	American Express Co.	3,673,203
Diversified Financial Services (7.8%)
27,681	Berkshire Hathaway, Inc. Class B	3,767,661	*
8,505	Intercontinental Exchange, Inc.	1,901,803
		5,669,464
Diversified Telecommunication Services (1.5%)
20,069	Level 3 Communications, Inc.	1,057,034	*
Energy Equipment & Services (3.9%)
32,513	Schlumberger Ltd.	2,802,295
Food Products (3.0%)
28,880	Keurig Green Mountain, Inc.	2,213,074
Health Care Equipment & Supplies (5.7%)
37,755	Abbott Laboratories	1,853,015
16,133	Becton, Dickinson & Co.	2,285,240
		4,138,255
Health Care Providers & Services (1.4%)
25,599	Premier, Inc. Class A	984,538	*
Household Durables (4.8%)
85,577	Newell Rubbermaid, Inc.	3,518,070
Industrial Conglomerates (6.6%)
9,526	3M Co.	1,469,862
38,998	Danaher Corp.	3,337,839
		4,807,701
NUMBER OF SHARES		VALUE†
Industrial Gases (1.8%)
10,717	Praxair, Inc.	$1,281,217
Insurance (4.5%)
116,855	Progressive Corp.	3,252,075
Internet Software & Services (3.9%)
47,115	eBay, Inc.	2,838,208	*
IT Services (4.7%)
7,970	Alliance Data Systems Corp.	2,326,762	*
12,041	MasterCard, Inc. Class A	1,125,592
		3,452,354
Leisure Products (3.0%)
14,972	Polaris Industries, Inc.	2,217,503
Machinery (3.0%)
35,983	Lincoln Electric Holdings, Inc.	2,191,005
Multi-Utilities (3.5%)
57,230	WEC Energy Group, Inc.	2,573,633
Oil, Gas & Consumable Fuels (2.3%)
39,489	Noble Energy, Inc.	1,685,391
Pharmaceuticals (2.0%)
5,286	Roche Holding AG	1,481,290
Semiconductors & Semiconductor Equipment (4.8%)
68,179	Texas Instruments, Inc.	3,511,900
Software (5.7%)
15,669	Adobe Systems, Inc.	1,269,346	*
25,156	Intuit, Inc.	2,534,970
9,549	NetScout Systems, Inc.	350,162	*
		4,154,478
Specialty Retail (2.9%)
32,184	TJX Cos., Inc.	2,129,615
Trading Companies & Distributors (5.8%)
83,052	NOW, Inc.	1,653,565	*
11,012	W.W. Grainger, Inc.	2,605,990
		4,259,555
	Total Common Stocks (Cost $53,275,141)	71,787,333

See Notes to Schedule of Investments

5

Schedule of Investments Guardian Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Short-Term Investments (2.1%)
1,559,621	State Street Institutional Treasury Money Market Fund Premier Class (Cost $1,559,621)	$1,559,621
	Total Investments (100.6%) (Cost $54,834,762)	73,346,954	##
	Liabilities, less cash, receivables and other assets [(0.6%)]	(450,096)
	Total Net Assets (100.0%)	$72,896,858

See Notes to Schedule of Investments

6

Notes to Schedule of Investments Guardian Portfolio (Unaudited)

†  In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust Guardian Portfolio (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies, with the exception of closed-end funds, if any, are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

See Notes to Financial Statements

7

Notes to Schedule of Investments Guardian Portfolio (Unaudited) (cont'd)

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks^	$71,787,333	$—	$—	$71,787,333
Short-Term Investments	—	1,559,621	—	1,559,621
Total Investments	$71,787,333	$1,559,621	$—	$73,346,954

^  The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the six months ended June 30, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, $2,072,708 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of June 30, 2015. These securities had been categorized as Level 2 as of December 31, 2014, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

##  At June 30, 2015, the cost of investments for U.S. federal income tax purposes was $55,129,687. Gross unrealized appreciation of investments was $20,556,475 and gross unrealized depreciation of investments was $2,339,208, resulting in net unrealized appreciation of $18,217,267, based on cost for U.S. federal income tax purposes.

*  Security did not produce income during the last twelve months.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

GUARDIAN PORTFOLIO
June 30, 2015
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$73,346,954
Dividends and interest receivable	130,621
Receivable for securities sold	255,552
Receivable for Fund shares sold	6,861
Prepaid expenses and other assets	933
Total Assets	73,740,921
Liabilities
Payable for securities purchased	710,915
Payable for Fund shares redeemed	11,051
Payable to investment manager (Note B)	34,038
Payable to administrator—net (Note B)	26,229
Payable to trustees	7,154
Accrued expenses and other payables	54,676
Total Liabilities	844,063
Net Assets	$72,896,858
Net Assets consist of:
Paid-in capital	$32,179,371
Undistributed net investment income (loss)	620,649
Accumulated net realized gains (losses) on investments	21,584,952
Net unrealized appreciation (depreciation) in value of investments	18,511,886
Net Assets	$72,896,858
Net Assets
Class I	$13,839,145
Class S	59,057,713
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	582,662
Class S	2,504,552
Net Asset Value, offering and redemption price per share
Class I	$23.75
Class S	23.58
*Cost of Investments	$54,834,762

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

GUARDIAN PORTFOLIO
For the Six Months Ended June 30, 2015
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$768,298
Interest income—unaffiliated issuers	99
Foreign taxes withheld (Note A)	(21,865)
Total income	$746,532
Expenses:
Investment management fees (Note B)	213,800
Administration fees (Note B):
Class I	21,020
Class S	95,598
Distribution fees (Note B):
Class S	79,665
Audit fees	22,481
Custodian and accounting fees	23,320
Insurance expense	1,312
Legal fees	20,746
Shareholder reports	12,724
Trustees' fees and expenses	16,032
Miscellaneous	1,580
Total expenses	508,278
Expenses reimbursed by Management (Note B)	(32,640)
Total net expenses	475,638
Net investment income (loss)	$270,894
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	4,394,132
Foreign currency	(1,846)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	(5,692,991)
Foreign currency	4,225
Net gain (loss) on investments	(1,296,480)
Net increase (decrease) in net assets resulting from operations	$(1,025,586)

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	GUARDIAN PORTFOLIO
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss) (Note A)	$270,894	$403,659
Net realized gain (loss) on investments (Note A)	4,392,286	17,462,613
Net increase from payments by affiliates (Note B)	—	2,052
Change in net unrealized appreciation (depreciation) of investments (Note A)	(5,688,766)	(10,828,223)
Net increase (decrease) in net assets resulting from operations	(1,025,586)	7,040,101
Distributions to Shareholders From (Note A):
Net investment income:
Class I	—	(63,367)
Class S	—	(171,569)
Net realized gain on investments:
Class I	—	(2,225,344)
Class S	—	(10,937,591)
Total distributions to shareholders	—	(13,397,871)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	1,947,885	2,829,771
Class S	129,886	668,593
Proceeds from reinvestment of dividends and distributions:
Class I	—	2,288,711
Class S	—	11,109,160
Payments for shares redeemed:
Class I	(1,883,991)	(5,338,061)
Class S	(8,035,286)	(18,604,918)
Net increase (decrease) from Fund share transactions	(7,841,506)	(7,046,744)
Net Increase (Decrease) in Net Assets	(8,867,092)	(13,404,514)
Net Assets:
Beginning of period	81,763,950	95,168,464
End of period	$72,896,858	$81,763,950
Undistributed net investment income (loss) at end of period	$620,649	$349,755

See Notes to Financial Statements

11

Notes to Financial Statements Guardian Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eleven separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers Class I and Class S shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3  Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investments are proceeds from the settlements of class action litigation in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2015 was $747.

5  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

12

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2015, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends-paid deduction for income tax purposes.

As determined on December 31, 2014, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of: foreign currency gains and losses and non-real estate investment trusts return of capital adjustments. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the year ended December 31, 2014, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$—	$(54,134)	$54,134

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gains		Total
2014	2013	2014	2013	2014	2013
$2,162,644	$629,146	$11,235,227	$4,609,862	$13,397,871	$5,239,008

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
$634,260	$17,210,254	$23,898,559	$—	$41,743,073

The differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a year (usually in October). Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can

13

otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

11  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under an Investment Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2015, the investment management fee pursuant to the Investment Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under this agreement.

The Board adopted a non-fee distribution plan for the Fund's Class I.

For the Fund's Class S, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class, and ongoing services provided to investors in this class, Management receives from this class a fee at

14

the annual rate of 0.25% of Class S's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by this class during any year may be more or less than the cost of distribution and other services provided to this class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Management has contractually undertaken to waive fees and/or reimburse the Fund's Class I and Class S shares for their total annual operating expenses (including fees payable to Management for the Fund's Class S shares but excluding such fees payable for the Fund's Class I shares and excluding, for each class, interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, extraordinary expenses and transaction costs, if any; consequently, net expenses may exceed the contractual expense limitations) ("Operating Expenses") which exceed the expense limitations as detailed in the following table. Each respective class has agreed to repay Management for fees and expenses waived and/or its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2015, there was no repayment to Management under its contractual expense limitation.

At June 30, 2015, the Fund's contingent liabilities to Management under its contractual expense limitation were as follows:

			Expenses Reimbursed in Fiscal Year Ending December 31,
			2012	2013	2014	2015
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2015	2016	2017	2018
Class I	1.00%	12/31/18	$—	$—	$—	$—
Class S	1.25%	12/31/18	77,887	85,743	60,850	32,640

(1)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman LLC ("Neuberger") is retained by Management pursuant to a Sub-Advisory Agreement to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are Officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On June 3, 2014, Management made a voluntary contribution of $2,052 to the Fund in connection with a payment matter related to the Fund's investment in a State Street money market fund.

Note C—Securities Transactions:

During the six months ended June 30, 2015, there were purchase and sale transactions (excluding short-term securities) of $9,121,584 and $16,950,145, respectively.

During the six months ended June 30, 2015, no brokerage commissions on securities transactions were paid to affiliated brokers.

15

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2015 and for the year ended December 31, 2014 was as follows:

For the Six Months Ended June 30, 2015

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	81,038	—	(77,877)	3,161
Class S	5,429	—	(333,620)	(328,191)

For the Year Ended December 31, 2014

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	107,638	104,746	(204,937)	7,447
Class S	25,120	511,707	(715,633)	(178,806)

Note E—Lines of Credit:

At June 30, 2015, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Under the terms of the Credit Facility, the Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2015. During the period from January 9, 2015 (the commencement date of the Credit Facility) through June 30, 2015, the Fund did not utilize this line of credit. The Credit Facility replaced the State Street lines of credit referred to below.

During the reporting period, prior to the commencement of the Credit Facility on January 9, 2015, the Fund was a participant in a committed, unsecured $300,000,000 line of credit with State Street and an uncommitted, unsecured $100,000,000 line of credit with State Street, both to be used only for temporary or emergency purposes. During the period ended June 30, 2015, the Fund did not utilize either line of credit with State Street.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

16

Financial Highlights

Guardian Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$24.09		$26.69	$20.40	$18.29	$18.94	$15.98
Income From Investment Operations:
Net Investment Income (Loss)‡	0.10		0.16	0.09	0.17	0.05	0.08
Net Gains or Losses on Securities (both realized and unrealized)	(0.44)		1.79	7.70	2.16	(0.61)	2.95
Total From Investment Operations	(0.34)		1.95	7.79	2.33	(0.56)	3.03
Less Distributions From:
Net Investment Income	—		(0.13)	(0.20)	(0.06)	(0.09)	(0.07)
Net Capital Gains	—		(4.42)	(1.30)	(0.16)	—	—
Total Distributions	—		(4.55)	(1.50)	(0.22)	(0.09)	(0.07)
Voluntary Contributions from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$23.75		$24.09	$26.69	$20.40	$18.29	$18.94
Total Return††	(1.41	)%**@	9.03%@	38.81%	12.73%	(2.94)%	19.01%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$13.8		$14.0	$15.3	$13.3	$15.1	$15.3
Ratio of Gross Expenses to Average Net Assets#	1.10	%*	1.08%	1.11%	1.11%	1.13%	1.13%
Ratio of Net Expenses to Average Net Assets	1.10	%*	1.08%	1.11%	1.11%§	1.13%§	1.13%§
Ratio of Net Investment Income (Loss) to Average Net Assets	0.82	%*	0.60%	0.38%	0.87%	0.26%	0.50%
Portfolio Turnover Rate	12	%**	37%	31%	32%	27%	35%

See Notes to Financial Highlights

17

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$23.94		$26.53	$20.29	$18.19	$18.84	$15.89
Income From Investment Operations:
Net Investment Income (Loss)‡	0.08		0.12	0.06	0.14	0.03	0.06
Net Gains or Losses on Securities (both realized and unrealized)	(0.44)		1.78	7.65	2.15	(0.61)	2.94
Total From Investment Operations	(0.36)		1.90	7.71	2.29	(0.58)	3.00
Less Distributions From:
Net Investment Income	—		(0.07)	(0.17)	(0.03)	(0.07)	(0.05)
Net Capital Gains	—		(4.42)	(1.30)	(0.16)	—	—
Total Distributions	—		(4.49)	(1.47)	(0.19)	(0.07)	(0.05)
Voluntary Contributions from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$23.58		$23.94	$26.53	$20.29	$18.19	$18.84
Total Return††	(1.50	)%**@	8.89%@	38.60%	12.60%	(3.08)%	18.94%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$59.1		$67.8	$79.9	$69.0	$67.6	$77.0
Ratio of Gross Expenses to Average Net Assets#	1.35	%*	1.33%	1.36%	1.36%	1.38%	1.38%
Ratio of Net Expenses to Average Net Assets	1.25	%*	1.25%	1.25%	1.25%§	1.25%§	1.25%§
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67	%*	0.44%	0.26%	0.73%	0.16%	0.37%
Portfolio Turnover Rate	12	%**	37%	31%	32%	27%	35%

See Notes to Financial Highlights

18

Notes to Financial Highlights Guardian Portfolio (Unaudited)

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. The voluntary contribution listed in Note B of the Notes to Financial Statements had no impact on the Fund's total return for the year ended December 31, 2014.

@  The class action proceeds listed in Note A-4 of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2015. Had the Fund not received class action proceeds in 2014, total return based on per share NAV for the year ended December 31, 2014 would have been 8.98% and 8.84% for Class I and Class S, respectively.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

‡  Calculated based on the average number of shares outstanding during each fiscal period.

§  Prior to January 1, 2013, the Fund had an expense offset arrangement in connection with its custodian contract. The impact of expense reductions related to expense offset arrangements, if any, was less than 0.01%.

*  Annualized.

**  Not Annualized.

19

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll free).

20

Neuberger Berman
Advisers Management Trust

International Equity Portfolio

S Class Shares

Semi-Annual Report

June 30, 2015

F0324 08/15

International Equity Portfolio Commentary

The Neuberger Berman Advisers Management Trust International Equity Portfolio (the "Fund") Class S posted a 5.94% total return for the six months ended June 30, 2015, performing broadly in line with the 5.88% return of its benchmark, the MSCI EAFE® Index (the Index), for the same period.

The Index rose nearly 6% during the first half of 2015, outperforming both the S&P 500® Index and the MSCI Emerging Markets Index. Most of the Index's advance took place during a strong first quarter, with markets buoyed by another dose of central bank monetary stimulus. In the second quarter, after a strong start, markets sold off rapidly in late June primarily due to the escalation of the Greek debt crisis. After tense negotiations over the bailout's extension, no agreement had been reached by this period's close.

By sector, Consumer Discretionary and Health Care led the market, both up over 8% in U.S. dollar terms (USD). Utilities and Energy were the weakest performers—and the only sectors in negative territory—each down over 2% (in USD). By country, Denmark and Japan were the standout performers, while New Zealand and Australia were the key laggards.

The Fund significantly outperformed the Index within Consumer Staples—where Japanese holdings such as Sundrug and Pigeon were among the top contributors—and Financials, including Italy's Azimut Holding and France's Euronext NV. Stock selection within the Consumer Discretionary and Health Care sectors detracted from relative results. By country, strong stock selection made our UK exposure advantageous this period. However, our exposure to the non-index Canadian market (including detractors Corus Entertainment, ShawCor, MacDonald Dettweiler and ATS Automation Tooling) was a key headwind.

Looking toward the remainder of the year, while we've entered a period of uncertainty surrounding Greece for the immediate term, the reaction of European equity markets has been relatively modest, possibly reflecting that at this point, few large European companies have significant exposure to Greece. Although contagion in the eurozone region remains a risk, we believe the system has been strengthened significantly since the crisis first started in 2010, especially as eurozone banks have eliminated almost all of their Greek exposure.

We continue to favor multinationals with limited (if any) exposure to the most affected markets in the eurozone. Further, our quality bias and focus on companies with low leverage and strong cash flows, that sell what we view as "mission-critical" products or services, and that have recurring revenue streams has in recent years provided resiliency to the Fund. We remain underweighted to Japan, another key EAFE market, waiting for policy changes and improvements in corporate governance to translate into better business performance.

Overall, we believe the problems in Greece are relatively contained, and that tailwinds remain strong for international equities. We see the potential for currency-driven earnings growth, cost-driven margin expansion, and increased M&A activity. With the dollar at a 10-year high, we believe cash-rich U.S. companies targeting overseas expansion may add significant value.

As always, we remain focused on what we believe are profitable, growing businesses with limited sensitivity to external factors. This approach has served us well over the longer term and gives us conviction going forward.

Sincerely,

BENJAMIN SEGAL
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report, and are subject to change without notice.

1

International Equity Portfolio

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2015
	Date	06/30/2015	1 Year	5 Years	10 Years	Life of Fund
International Equity Portfolio Class S	04/29/2005	5.94%	0.12%	9.99%	4.72%	5.05%
MSCI EAFE® Index[1,2]		5.88%	-3.82%	10.03%	5.60%	5.69%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC (Management) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.77% for Class S shares (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.50% after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2015 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is April 29, 2005, the Fund's commencement of operations.

2  The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets excluding the United States and Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that investors cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Management and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be used with their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC.

© 2015 Neuberger Berman Management LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 6/30/15

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL EQUITY PORTFOLIO

Actual	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During the Period* 1/1/15 – 6/30/15
Class S	$1,000.00	$1,059.40	$7.66
Hypothetical (5% annual return before expenses)**
Class S	$1,000.00	$1,017.36	$7.50

*  Expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

**  Hypothetical expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments International Equity Portfolio (Unaudited) 6/30/15

NUMBER OF SHARES		VALUE†
Common Stocks (99.4%)
Australia (2.9%)
90,815	Brambles Ltd.	$742,724
229,405	Insurance Australia Group Ltd.	987,646
365,400	Spotless Group Holdings Ltd.	589,222
		2,319,592
Austria (1.1%)
16,045	Andritz AG	888,127
Belgium (1.0%)
18,590	Colruyt SA	832,422
Brazil (0.8%)
112,550	SLC Agricola SA	626,263
Canada (6.2%)
28,470	Alimentation Couche-Tard, Inc. Class B	1,217,896
60,525	ATS Automation Tooling Systems, Inc.	740,934	*
44,462	Corus Entertainment, Inc., B Shares	593,420
16,500	Home Capital Group, Inc.	571,753
1,500	Kinaxis, Inc.	33,435	*
12,568	MacDonald, Dettwiler & Associates Ltd.	918,400
18,000	ShawCor Ltd.	527,318
14,100	Suncor Energy, Inc.	388,343
		4,991,499
China (0.7%)
7,000	Alibaba Group Holding Ltd. ADR	575,890	*
Denmark (1.1%)
23,715	Sydbank A/S	906,513
France (9.6%)
9,350	Arkema SA	673,693
10,590	BNP Paribas SA	639,309
26,300	Elis SA	516,628
24,435	Euronext NV	962,165	ñ
6,635	Pernod-Ricard SA	766,332
10,125	Publicis Groupe SA	748,610
49,297	Rexel SA	794,703
10,820	Sanofi	1,064,410
13,756	Sodexo SA	1,306,310
19,100	SPIE SA	380,091	*
		7,852,251
NUMBER OF SHARES		VALUE†
Germany (10.8%)
7,180	Bayer AG	$1,004,980
19,635	Brenntag AG	1,125,806
4,225	Continental AG	999,748
10,956	Deutsche Boerse AG	906,911
9,688	Gerresheimer AG	603,865
8,770	Henkel AG & Co. KGaA, Preference Shares	983,590
5,726	Linde AG	1,084,579
15,035	SAP SE ADR	1,055,908
4,272	Volkswagen AG, Preference Shares	990,629
		8,756,016
Hong Kong (0.2%)
161,900	HKBN Ltd.	168,133	*
Ireland (1.4%)
14,235	DCC PLC	1,118,337
Israel (3.9%)
553,975	Bezeq Israeli Telecommunication Corp. Ltd.	943,855
22,555	Check Point Software Technologies Ltd.	1,794,250	*
6,600	Teva Pharmaceutical Industries Ltd. ADR	390,060
		3,128,165
Italy (1.0%)
27,900	Azimut Holding SpA	816,177
Japan (14.6%)
4,600	FANUC Corp.	942,665
65,600	KANSAI PAINT Co. Ltd.	1,016,817
2,700	KEYENCE Corp.	1,457,384
41,600	Nihon Kohden Corp.	1,029,930
35,900	PIGEON Corp.	1,130,813
54,500	SANTEN PHARMACEUTICAL Co. Ltd.	771,733
3,600	SMC Corp.	1,084,398
13,200	SOFTBANK Corp.	777,536
11,500	SUGI HOLDINGS Co. Ltd.	587,286
25,900	Sundrug Co. Ltd.	1,542,763
22,300	TOYOTA MOTOR Corp.	1,494,684
		11,836,009
Korea (1.3%)
1,865	Samsung Electronics Co. Ltd. GDR	1,063,983

See Notes to Schedule of Investments

5

Schedule of Investments International Equity Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Netherlands (3.4%)
12,464	Akzo Nobel NV	$906,958
12,045	ASML Holding NV	1,244,809
30,623	Koninklijke Ahold NV	573,553
		2,725,320
Norway (0.9%)
45,951	DNB ASA	766,587
Singapore (1.4%)
6,600	Jardine Matheson Holdings Ltd.	374,550
44,000	United Overseas Bank Ltd.	753,670
		1,128,220
Spain (0.8%)
24,671	Banco Bilbao Vizcaya Argentaria SA	241,819
38,000	Euskaltel SA	402,461	ñ*
		644,280
Sweden (1.1%)
82,725	Telefonaktiebolaget LM Ericsson, B Shares	857,202
Switzerland (11.4%)
3,201	Bucher Industries AG	796,355
9,045	Cie Financiere Richemont SA	735,731
709	Givaudan SA	1,226,977	*
21,315	Julius Baer Group Ltd.	1,195,756	*
2,910	Partners Group Holding AG	869,934
4,056	Roche Holding AG	1,136,608
472	SGS SA	861,257
4,345	Sonova Holding AG	587,420
8,400	Tecan Group AG	1,006,257
39,300	UBS Group AG	833,541	*
		9,249,836
NUMBER OF SHARES		VALUE†
United Kingdom (21.5%)
139,901	Amlin PLC	$1,047,220
11,060	Aon PLC	1,102,461
261,805	Barclays PLC	1,071,595
46,500	Bunzl PLC	1,269,837
33,200	Clinigen Group PLC	325,252
70,770	Diploma PLC	898,474
883,500	Lloyds Banking Group PLC	1,183,301
226,113	Mitie Group PLC	1,119,132
9,100	Pentair PLC	625,625
49,590	Prudential PLC	1,194,098
61,534	Reed Elsevier PLC	1,000,693
197,980	RPS Group PLC	700,699
12,500	SABMiller PLC	648,926
18,180	Spectris PLC	602,728
66,650	St. James's Place PLC	948,798
40,145	Synergy Health PLC	1,084,308
247,305	TalkTalk Telecom Group PLC	1,486,311
34,900	Travis Perkins PLC	1,157,053
		17,466,511
United States (2.3%)
26,925	Nielsen NV	1,205,432
182,800	Samsonite International SA	629,650
		1,835,082
	Total Common Stocks (Cost $76,181,668)	80,552,415
Short-Term Investments (0.9%)
745,817	State Street Institutional Treasury Money Market Fund Premier Class (Cost $745,817)	745,817
	Total Investments (100.3%) (Cost $76,927,485)	81,298,232	##
	Liabilities, less cash, receivables and other assets [(0.3%)]	(217,568)
	Total Net Assets (100.0%)	$81,080,664

See Notes to Schedule of Investments

6

POSITIONS BY INDUSTRY INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)

Industry	Investments at Value†	Percentage of Net Assets
Banks	$5,562,794	6.9%
Insurance	5,280,223	6.5%
Trading Companies & Distributors	5,245,873	6.5%
Machinery	5,078,104	6.3%
Chemicals	4,909,024	6.0%
Food & Staples Retailing	4,753,920	5.9%
Pharmaceuticals	4,367,791	5.4%
Capital Markets	3,715,408	4.6%
Commercial Services & Supplies	3,668,405	4.5%
Diversified Telecommunication Services	3,000,760	3.7%
Software	2,883,593	3.6%
Automobiles	2,485,313	3.1%
Media	2,342,723	2.9%
Household Products	2,114,403	2.6%
Professional Services	2,066,689	2.5%
Electronic Equipment, Instruments & Components	2,060,112	2.5%
Life Sciences Tools & Services	1,935,374	2.4%
Diversified Financial Services	1,869,076	2.3%
Health Care Equipment & Supplies	1,617,350	2.0%
Industrial Conglomerates	1,492,887	1.8%
Beverages	1,415,258	1.7%
Textiles, Apparel & Luxury Goods	1,365,381	1.7%
Hotels, Restaurants & Leisure	1,306,310	1.6%
Semiconductors & Semiconductor Equipment	1,244,809	1.5%
Health Care Providers & Services	1,084,308	1.3%
Technology Hardware, Storage & Peripherals	1,063,983	1.3%
Auto Components	999,748	1.2%
Aerospace & Defense	918,400	1.1%
Communications Equipment	857,202	1.1%
Wireless Telecommunication Services	777,536	1.0%
Food Products	626,263	0.8%
Internet Software & Services	575,890	0.7%
Thrifts & Mortgage Finance	571,753	0.7%
Energy Equipment & Services	527,318	0.7%
Oil, Gas & Consumable Fuels	388,343	0.5%
Construction & Engineering	380,091	0.5%
Short-Term Investments and Other Assets—Net	528,249	0.6%
	$81,080,664	100.0%

See Notes to Schedule of Investments

7

Notes to Schedule of Investments International Equity Portfolio (Unaudited)

†  In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust International Equity Portfolio (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies, with the exception of closed-end funds, if any, are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

See Notes to Financial Statements

8

Notes to Schedule of Investments International Equity Portfolio (Unaudited) (cont'd)

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks^	$80,552,415	$—	$—	$80,552,415
Short-Term Investments	—	745,817	—	745,817
Total Investments	$80,552,415	$745,817	$—	$81,298,232

^  The Schedule of Investments and Summary Schedule of Investments by Industry provides information on the country and industry categorization for the portfolio.

As of the six months ended June 30, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, $58,343,872 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of June 30, 2015. These securities had been categorized as Level 2 as of December 31, 2014, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

##  At June 30, 2015, the cost of investments for U.S. federal income tax purposes was $77,003,760. Gross unrealized appreciation of investments was $8,247,420 and gross unrealized depreciation of investments was $3,952,948, resulting in net unrealized appreciation of $4,294,472 based on cost for U.S. federal income tax purposes.

*  Security did not produce income during the last twelve months.

ñ  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At June 30, 2015, these securities amounted to $1,364,626 or 1.7% of net assets for the Fund.

See Notes to Financial Statements

9

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
June 30, 2015
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$81,298,232
Foreign currency*	6,686
Dividends receivable	270,037
Receivable for securities sold	186,320
Prepaid expenses and other assets	706
Total Assets	81,761,981
Liabilities
Payable for securities purchased	497,720
Payable for Fund shares redeemed	28,166
Payable to investment manager (Note B)	58,047
Payable to administrator—net (Note B)	21,866
Payable to trustees	7,155
Accrued expenses and other payables	68,363
Total Liabilities	681,317
Net Assets	$81,080,664
Net Assets consist of:
Paid-in capital	$205,592,628
Undistributed net investment income (loss)	1,279,453
Accumulated net realized gains (losses) on investments	(130,158,876)
Net unrealized appreciation (depreciation) in value of investments	4,367,459
Net Assets	$81,080,664
Shares Outstanding ($.001 par value; unlimited shares authorized)	6,885,770
Net Asset Value, offering and redemption price per share	$11.78
*Cost of Investments:
Unaffiliated issuers	$76,927,485
Total cost of foreign currency	$6,740

See Notes to Financial Statements

10

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
For the Six Months Ended June 30, 2015
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,286,956
Interest income—unaffiliated issuers	481
Foreign taxes withheld (Note A)	(136,707)
Total income	$1,150,730
Expenses:
Investment management fees (Note B)	340,971
Administration fees (Note B)	120,343
Distribution fees (Note B)	100,286
Audit fees	22,481
Custodian and accounting fees	55,637
Insurance expense	1,182
Legal fees	19,862
Shareholder reports	6,430
Trustees' fees and expenses	16,032
Miscellaneous	6,405
Total expenses	689,629
Expenses reimbursed by Management (Note B)	(87,916)
Total net expenses	601,713
Net investment income (loss)	$549,017
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	1,142,193
Foreign currency	(5,066)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	2,806,698
Foreign currency	7,554
Net gain (loss) on investments	3,951,379
Net increase (decrease) in net assets resulting from operations	$4,500,396

See Notes to Financial Statements

11

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss) (Note A)	$549,017	$624,206
Net realized gain (loss) on investments (Note A)	1,137,127	1,412,095
Net increase from payments by affiliates (Note B)	—	5,482
Change in net unrealized appreciation (depreciation) of investments (Note A)	2,814,252	(3,354,646)
Net increase (decrease) in net assets resulting from operations	4,500,396	(1,312,863)
Distributions to Shareholders From (Note A):
Net investment income	—	(262,910)
From Fund Share Transactions (Note D):
Proceeds from shares sold	1,735,610	61,574,075
Proceeds from reinvestment of dividends and distributions	—	262,910
Payments for shares redeemed	(2,459,002)	(4,908,578)
Net increase (decrease) from Fund share transactions	(723,392)	56,928,407
Net Increase (Decrease) in Net Assets	3,777,004	55,352,634
Net Assets:
Beginning of period	77,303,660	21,951,026
End of period	$81,080,664	$77,303,660
Undistributed net investment income (loss) at end of period	$1,279,453	$730,436

See Notes to Financial Statements

12

Notes to Financial Statements International Equity Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eleven separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class S shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3  Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investments are proceeds from the settlements of class action litigation in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2015 was $49.

5  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes

13

substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2015, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends-paid deduction for income tax purposes.

As determined on December 31, 2014, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of: foreign currency gains and losses and gains and losses from passive foreign investment companies (PFICs). These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the year ended December 31, 2014, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$2	$265,336	$(265,338)

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 was as follows:

Distributions Paid From:
Ordinary Income		Total
2014	2013	2014	2013
$262,910	$282,648	$262,910	$282,648

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income (Loss)	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$742,997	$1,471,118	$(131,226,475)	$—	$(129,012,360)

The differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, PFIC adjustments, mark to market adjustments on foreign currency contracts and capital loss carryforwards.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. The Regulated Investment Company Modernization Act of 2010 (the "Act") became effective for the Fund on January 1, 2011. The Act modernizes several of the federal income and excise tax provisions related to RICs. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term ("Post-Enactment"). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character ("Pre-Enactment"). As

14

determined at December 31, 2014, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Pre-Enactment
Expiring in:
2016	2017
$67,639,727	$63,586,748

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused. As of December 31, 2014, the Fund had no Post-Enactment capital loss carryforwards.

During the year ended December 31, 2014, the Fund utilized capital loss carryforwards of $1,071,781.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a year (usually in October). Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under an Investment Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million,

15

0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Accordingly, for the six months ended June 30, 2015, the investment management fee pursuant to the Investment Management Agreement was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under this agreement.

Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan (the "Plan") with respect to the Fund, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to the Fund, Management's activities and expenses related to the sale and distribution of the Fund's shares, and ongoing services provided to investors in the Fund, Management receives from the Fund a fee at the annual rate of 0.25% of the Fund's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for the Fund and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Management has contractually undertaken to waive fees and/or reimburse the Fund for its total annual operating expenses (including fees payable to Management but excluding interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, extraordinary expenses and transaction costs, if any; consequently, net expenses may exceed the contractual expense limitation) ("Operating Expenses") which exceed the expense limitation as detailed in the following table. The Fund has agreed to repay Management for fees and expenses waived and/or its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2015, there was no repayment to Management under its contractual expense limitation.

At June 30, 2015, the Fund's contingent liabilities to Management under its contractual expense limitation were as follows:

			Expenses Reimbursed in Fiscal Year Ending December 31,
			2012	2013	2014	2015
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2015	2016	2017	2018
Class S	1.50%	12/31/18	$208,062	$197,811	$187,924	$87,916

(1)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman LLC ("Neuberger") is retained by Management pursuant to a Sub-Advisory Agreement to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are Officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

16

On June 3, 2014, Management made a voluntary contribution of $5,482 to the Fund in connection with a payment matter related to the Fund's investment in a State Street money market fund.

Note C—Securities Transactions:

During the six months ended June 30, 2015, there were purchase and sale transactions (excluding short-term securities) of $11,424,673 and $5,898,443, respectively.

During the six months ended June 30, 2015, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2015 and for the year ended December 31, 2014 was as follows:

	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Shares Sold	147,015	5,456,583
Shares Issued on Reinvestment of Dividends and Distributions	—	25,304
Shares Redeemed	(212,236)	(433,529)
Total	(65,221)	5,048,358

Note E—Lines of Credit:

At June 30, 2015, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Under the terms of the Credit Facility, the Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2015. During the period from January 9, 2015 (the commencement date of the Credit Facility) through June 30, 2015, the Fund did not utilize this line of credit. The Credit Facility replaced the State Street lines of credit referred to below.

During the reporting period, prior to the commencement of the Credit Facility on January 9, 2015, the Fund was a participant in a committed, unsecured $300,000,000 line of credit with State Street and an uncommitted, unsecured $100,000,000 line of credit with State Street, both to be used only for temporary or emergency purposes. During the period ended June 30, 2015, the Fund did not utilize either line of credit with State Street.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

17

Financial Highlights

International Equity Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011		2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.12		$11.54	$9.93	$8.45	$10.34		$9.51
Income From Investment Operations:
Net Investment Income (Loss)‡	0.08		0.10	0.09	0.10	0.11		0.13
Net Gains or Losses on Securities (both realized and unrealized)	0.58		(0.48)	1.67	1.46	(1.36)		1.90
Total From Investment Operations	0.66		(0.38)	1.76	1.56	(1.25)		2.03
Less Distributions From:
Net Investment Income	—		(0.04)	(0.15)	(0.08)	(0.64)		(1.20)
Redemption Fees	—		—	—	—	0.00	ØØ	0.00	ØØ
Voluntary Contribution from Management	—		0.00	—	—	—		—
Net Asset Value, End of Period	$11.78		$11.12	$11.54	$9.93	$8.45		$10.34
Total Return††	5.94	%**@	(3.27)%	17.83%	18.48%	(12.33)%		22.01%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$81.1		$77.3	$22.0	$19.7	$19.9		$24.8
Ratio of Gross Expenses to Average Net Assets#	1.72	%*	1.77%	2.48%	2.55%	2.89%		1.65%
Ratio of Net Expenses to Average Net Assets	1.50	%*	1.50%	1.50%	1.51%§	1.50	%§	1.50	%§
Ratio of Net Investment Income (Loss) to Average Net Assets	1.37	%*	0.90%	0.88%	1.11%	1.09%		1.42%
Portfolio Turnover Rate	8	%**	35%	33%	33%	45%		61%

See Notes to Financial Highlights

18

Notes to Financial Highlights International Equity Portfolio
(Unaudited)

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. The voluntary contribution listed in Note B of the Notes to Financial Statements had no impact on the Fund's total return for the year ended December 31, 2014.

@  The class action proceeds listed in Note A-4 of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2015.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

‡  Calculated based on the average number of shares outstanding during each fiscal period.

ØØ  Prior to May 1, 2011, the Fund charged a redemption fee of 2% on shares redeemed or exchanged for shares of another fund within 60 days or less of the purchase date. As of May 1, 2011, the Fund no longer charges a redemption fee.

§  Prior to January 1, 2013, the Fund had an expense offset arrangement in connection with its custodian contract. The impact of expense reductions related to expense offset arrangements, if any, was less than 0.01%.

*  Annualized.

**  Not Annualized.

19

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll free).

20

Neuberger Berman
Advisers Management Trust

Large Cap Value Portfolio

I Class Shares

Semi-Annual Report

June 30, 2015

B0737 08/15

Large Cap Value Portfolio Commentary

The Neuberger Berman Advisers Management Trust Large Cap Value Portfolio (the "Fund") Class I generated a –1.83% total return for the six months ended June 30, 2015, underperforming its benchmark, the Russell 1000® Value Index, which returned –0.61% for the period.

Equity market performance since the start of 2015 until the end of the reporting period has been heavily driven by macro affairs that included the impending U.S. Federal Reserve (Fed) interest rate hike, the threat of Greece leaving the eurozone and economic sluggishness in China and other areas. Market volatility ebbed towards the second half of the period as stocks began to trade within a rather tight range. During those later months, oil prices were stabilized and the domestic economy showed signs of improvement, but anxiety over Fed rate tightening seemed to put a ceiling on the market. Equities were also driven downward (but the moves were limited) at times due to lackluster U.S. corporate earnings. Stocks remained in positive territory for much of the six months until a halting of talks in the eurozone drove large cap value equities into the red for the period as a whole.

Among large cap value equities, the Health Care sector fared the best, eking out a double-digit rise, followed by Telecommunication Services, which also appreciated solidly. Conversely, the Utilities sector witnessed a double-digit aggregate decline, and the Energy and Information Technology sectors also fell significantly.

Portfolio performance for the period, on an absolute basis, received a substantial lift from our Financials holdings. One stock in particular, JPMorgan Chase & Co., gained significant ground on strength in its underlying businesses. The stock also rose alongside many of its peers, as timing of the Fed interest rate hike seemed to draw near. Another large contributor to absolute performance was the Health Care sector, due in part to strength in our health care providers, which received a lift from the Supreme Court's positive ruling on the Affordable Care Act.

The Industrials sector was the greatest source of loss for the portfolio due mainly to our concentration on airline stocks. The airline industry as a whole declined after a few major airlines indicated they might grow capacity and lower prices amidst the lower fuel cost environment. This news sparked fears among investors that the industry may be losing discipline. In our view, however, the sell-off was overdone and we continue to see a great deal of value in the stocks that we own. Materials was another area of weakness due mainly to our metals and mining stocks, several of which declined as a result of the slowing Chinese economy.

We remain positive yet cautious on equities as we believe the ongoing Greek saga and upcoming Fed rate hike will likely quell market enthusiasm until these events play out, in our view. Still, the domestic economy continues to progress and monetary authorities around the world continue to prop up their financial markets. The market hovers near record high levels, however, and valuations appear rich relative to history, yet we continue to find stocks that we believe reflect value in select areas of the market. Our core strategy is to seek underappreciated stocks with hidden value that can be realized if specific catalysts play out over time—and with uncertainty being abundant, we believe that this strategy remains prudent and should prove successful over the short and long term.

Sincerely,

ELI M. SALZMANN
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report, and are subject to change without notice.

1

Large Cap Value Portfolio

SECTOR ALLOCATION

(as a % of Total Investments)
Consumer Discretionary	17.9%
Consumer Staples	4.8
Energy	5.9
Financials	31.1
Health Care	5.9
Industrials	16.4
Information Technology	2.8
Materials	10.2
Telecommunication Services	1.7
Utilities	0.2
Short-Term Investments	3.1
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2015
	Date	06/30/2015	1 Year	5 Years	10 Years	Life of Fund
Large Cap Value Portolio Class I	03/22/1994	–1.83%	1.31%	13.18%	5.41%	8.34%
Russell 1000® Value Index[1,2]		–0.61%	4.13%	16.50%	7.05%	9.65%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC (Management) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.13% for Class I shares (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended June 30, 2015 can be found in the Financial Highlights section of this report.

2

Endnotes

1 The date used to calculate Life of Fund performance for the index is March 22, 1994, the Fund's commencement of operations.

2 The Russell 1000® Value Index is a float-adjusted market capitalization-weighted index that measures the performance of the large-cap value segment of the U.S. equity market. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates. The index is rebalanced annually in June. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity market, and includes approximately 1,000 of the largest securities in the Russell 3000® Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that investors cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Management and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC.

© 2015 Neuberger Berman Management LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 6/30/15

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LARGE CAP VALUE PORTFOLIO

Actual	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During the Period* 1/1/15 – 6/30/15
Class I	$1,000.00	$981.70	$5.40
Hypothetical (5% annual return before expenses)**
Class I	$1,000.00	$1,019.34	$5.51

* Expenses are equal to the annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

** Hypothetical expenses are equal to the annualized expense ratio of 1.10%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Large Cap Value Portfolio (Unaudited) 6/30/15

NUMBER OF SHARES		VALUE†
Common Stocks (99.8%)
Airlines (6.3%)
13,711	American Airlines Group, Inc.	$547,549
46,240	Delta Air Lines, Inc.	1,899,539
28,332	United Continental Holdings, Inc.	1,501,879	*
		3,948,967
Auto Components (4.7%)
23,781	BorgWarner, Inc.	1,351,712
31,567	Johnson Controls, Inc.	1,563,514
		2,915,226
Banks (18.7%)
45,870	Barclays PLC ADR	754,103
13,643	CIT Group, Inc.	634,263
63,073	Citigroup, Inc.	3,484,153
45,059	JPMorgan Chase & Co.	3,053,198
32,669	Regions Financial Corp.	338,451
49,397	Wells Fargo & Co.	2,778,087
22,803	Zions Bancorporation	723,653
		11,765,908
Capital Markets (6.1%)
36,144	Bank of New York Mellon Corp.	1,516,964
5,732	Goldman Sachs Group, Inc.	1,196,784
29,344	Morgan Stanley	1,138,254
		3,852,002
Communications Equipment (2.0%)
45,216	Cisco Systems, Inc.	1,241,631
Construction Materials (1.6%)
11,598	Vulcan Materials Co.	973,420
Diversified Financial Services (4.0%)
17,768	CME Group, Inc.	1,653,490
3,889	Intercontinental Exchange, Inc.	869,619
		2,523,109
Diversified Telecommunication Services (1.8%)
31,670	AT&T, Inc.	1,124,918
Electrical Equipment (4.6%)
36,886	Eaton Corp. PLC	2,489,436
6,804	Emerson Electric Co.	377,146
		2,866,582
NUMBER OF SHARES		VALUE†
Food & Staples Retailing (3.9%)
34,356	Wal-Mart Stores, Inc.	$2,436,871
Health Care Equipment & Supplies (0.3%)
5,189	Hologic, Inc.	197,493	*
Health Care Providers & Services (4.8%)
32,910	HCA Holdings, Inc.	2,985,595	*
Hotels, Restaurants & Leisure (6.8%)
86,420	Carnival Corp.	4,268,284
Independent Power and Renewable Electricity Producers (0.2%)
10,822	AES Corp.	143,500
Industrial Conglomerates (6.0%)
141,747	General Electric Co.	3,766,218
Insurance (3.1%)
33,062	Lincoln National Corp.	1,957,932
Metals & Mining (9.0%)
27,655	BHP Billiton Ltd. ADR	1,125,835
31,230	Cliffs Natural Resources, Inc.	135,226
123,258	Newmont Mining Corp.	2,879,307
16,840	Southern Copper Corp.	495,264
49,289	United States Steel Corp.	1,016,339
		5,651,971
Multiline Retail (3.6%)
184,077	JC Penney Co., Inc.	1,559,132	*
11,144	Kohl's Corp.	697,726
		2,256,858
Oil, Gas & Consumable Fuels (6.0%)
5,196	Antero Resources Corp.	178,431	*
9,207	Devon Energy Corp.	547,724
36,789	Exxon Mobil Corp.	3,060,845
		3,787,000
Pharmaceuticals (1.0%)
10,762	Teva Pharmaceutical Industries Ltd. ADR	636,034
Semiconductors & Semiconductor Equipment (0.9%)
19,077	Intel Corp.	580,227

See Notes to Schedule of Investments

5

Schedule of Investments Large Cap Value Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Specialty Retail (1.8%)
18,233	DSW, Inc. Class A	$608,435
32,981	Staples, Inc.	504,939
		1,113,374
Textiles, Apparel & Luxury Goods (1.6%)
7,712	Ralph Lauren Corp.	1,020,760
Tobacco (1.0%)
7,905	Philip Morris International, Inc.	633,744
	Total Common Stocks (Cost $60,388,122)	62,647,624
Short-Term Investments (3.1%)
1,987,025	State Street Institutional Liquid Reserves Fund Premier Class (Cost $1,987,025)	1,987,025
	Total Investments (102.9%) (Cost $62,375,147)	64,634,649	##
	Liabilities, less cash, receivables and other assets [(2.9%)]	(1,847,701)
	Total Net Assets (100.0%)	$62,786,948

See Notes to Schedule of Investments

6

Notes to Schedule of Investments Large Cap Value Portfolio (Unaudited)

† In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust Large Cap Value Portfolio (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

• Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies, with the exception of closed-end funds, if any, are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

See Notes to Financial Statements

7

Notes to Schedule of Investments Large Cap Value Portfolio (Unaudited) (cont'd)

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks^	$62,647,624	$—	$—	$62,647,624
Short-Term Investments	—	1,987,025	—	1,987,025
Total Investments	$62,647,624	$1,987,025	$—	$64,634,649

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the six months ended June 30, 2015, no securities were transferred from one level (as of December 31, 2014) to another.

## At June 30, 2015, the cost of investments for U.S. federal income tax purposes was $62,456,077. Gross unrealized appreciation of investments was $4,235,712 and gross unrealized depreciation of investments was $2,057,140, resulting in net unrealized appreciation of $2,178,572, based on cost for U.S. federal income tax purposes.

* Security did not produce income during the last twelve months.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

LARGE CAP VALUE PORTFOLIO
June 30, 2015
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$64,634,649
Dividends and interest receivable	44,934
Receivable for securities sold	5,285,995
Receivable for Fund shares sold	15,487
Prepaid expenses and other assets	14,520
Total Assets	69,995,585
Liabilities
Payable for securities purchased	7,067,875
Payable for Fund shares redeemed	48,824
Payable to investment manager (Note B)	29,116
Payable to administrator (Note B)	15,882
Payable to trustees	7,155
Accrued expenses and other payables	39,785
Total Liabilities	7,208,637
Net Assets	$62,786,948
Net Assets consist of:
Paid-in capital	$49,873,308
Undistributed net investment income (loss)	802,299
Accumulated net realized gains (losses) on investments	9,851,839
Net unrealized appreciation (depreciation) in value of investments	2,259,502
Net Assets	$62,786,948
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,903,077
Net Asset Value, offering and redemption price per share	$16.09
*Cost of Investments	$62,375,147

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

LARGE CAP VALUE PORTFOLIO
For the Six Months Ended June 30, 2015
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$665,498
Interest income—unaffiliated issuers	1,220
Foreign taxes withheld (Note A)	(1,761)
Total income	$664,957
Expenses:
Investment management fees (Note B)	179,435
Administration fees (Note B)	97,873
Audit fees	22,481
Custodian and accounting fees	16,170
Insurance expense	1,049
Legal fees	16,997
Shareholder reports	8,401
Trustees' fees and expenses	16,032
Miscellaneous	1,798
Total net expenses	360,236
Net investment income (loss)	$304,721
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	5,442,878
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	(6,970,454)
Net gain (loss) on investments	(1,527,576)
Net increase (decrease) in net assets resulting from operations	$(1,222,855)

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	LARGE CAP VALUE PORTFOLIO
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss) (Note A)	$304,721	$497,614
Net realized gain (loss) on investments (Note A)	5,442,878	7,596,401
Net increase from payments by affiliates (Note B)	—	4,262
Change in net unrealized appreciation (depreciation) of investments (Note A)	(6,970,454)	(1,520,748)
Net increase (decrease) in net assets resulting from operations	(1,222,855)	6,577,529
Distributions to Shareholders From (Note A):
Net investment income	—	(511,067)
From Fund Share Transactions (Note D):
Proceeds from shares sold	2,572,070	9,917,368
Proceeds from reinvestment of dividends and distributions	—	511,067
Payments for shares redeemed	(8,839,208)	(16,145,924)
Net increase (decrease) from Fund share transactions	(6,267,138)	(5,717,489)
Net Increase (Decrease) in Net Assets	(7,489,993)	348,973
Net Assets:
Beginning of period	70,276,941	69,927,968
End of period	$62,786,948	$70,276,941
Undistributed net investment income (loss) at end of period	$802,299	$497,578

See Notes to Financial Statements

11

Notes to Financial Statements Large Cap Value Portfolio
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1 General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eleven separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers only Class I shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investments are proceeds from the settlements of class action litigation in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2015 was $77,930.

5 Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes

12

substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2015, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends-paid deduction for income tax purposes.

As determined on December 31, 2014, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of foreign currency gains and losses. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the year ended December 31, 2014, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$1	$(421)	$420

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 was as follows:

Distributions Paid From:
Ordinary Income		Long- Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$511,067	$741,925	$—	$—	$511,067	$741,925

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long- Term Capital Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$497,578	$4,577,762	$9,061,155	$—	$—	$14,136,495

The differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. For taxable years beginning after December 22, 2010, the capital loss carryforward rules allow for regulated investment companies to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.

During the year ended December 31, 2014, the Fund utilized capital loss carryforwards of $3,124,186.

13

6 Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a year (usually in October). Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

7 Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9 Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under an Investment Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2015, the investment management fee pursuant to the Investment Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under this agreement.

The Board adopted a non-fee distribution plan for the Fund.

14

Management has contractually undertaken to waive fees and/or reimburse the Fund for its total annual operating expenses (excluding fees payable to Management, interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, extraordinary expenses and transaction costs, if any; consequently, net expenses may exceed the contractual expense limitation) ("Operating Expenses") which exceed the expense limitation as detailed in the following table. The Fund has agreed to repay Management for fees and expenses waived and/or its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2015, there was no repayment to Management under its contractual expense limitation. At June 30, 2015, the Fund had no contingent liability to Management under its contractual expense limitation.

			Expenses Reimbursed in Fiscal Year Ending December 31,
			2012	2013	2014	2015
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2015	2016	2017	2018
Class I	1.00%	12/31/18	$—	$—	$—	$—

(1) Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman LLC ("Neuberger") is retained by Management pursuant to a Sub-Advisory Agreement to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are Officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On June 3, 2014, Management made a voluntary contribution of $4,262 to the Fund in connection with a payment matter related to the Fund's investment in a State Street money market fund.

Note C—Securities Transactions:

During the six months ended June 30, 2015, there were purchase and sale transactions (excluding short-term securities) of $39,873,427 and $43,624,271, respectively.

During the six months ended June 30, 2015, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2015 and for the year ended December 31, 2014 was as follows:

	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Shares Sold	159,108	641,582
Shares Issued on Reinvestment of Dividends and Distributions	—	34,861
Shares Redeemed	(544,995)	(1,036,437)
Total	(385,887)	(359,994)
15

Note E—Lines of Credit:

At June 30, 2015, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Under the terms of the Credit Facility, the Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2015. During the period from January 9, 2015 (the commencement date of the Credit Facility) through June 30, 2015, the Fund did not utilize this line of credit. The Credit Facility replaced the State Street lines of credit referred to below.

During the reporting period, prior to the commencement of the Credit Facility on January 9, 2015, the Fund was a participant in a committed, unsecured $300,000,000 line of credit with State Street and an uncommitted, unsecured $100,000,000 line of credit with State Street, both to be used only for temporary or emergency purposes. During the period ended June 30, 2015, the Fund did not utilize either line of credit with State Street.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

16

Financial Highlights

Large Cap Value Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$16.39		$15.04	$11.60	$9.99	$11.27	$9.82
Income From Investment Operations:
Net Investment Income (Loss)‡	0.08		0.11	0.10	0.12	0.03	(0.00)
Net Gains or Losses on Securities (both realized and unrealized)	(0.38)		1.36	3.50	1.54	(1.31)	1.52
Total From Investment Operations	(0.30)		1.47	3.60	1.66	(1.28)	1.52
Less Distributions From:
Net Investment Income	—		(0.12)	(0.16)	(0.05)	—	(0.07)
Voluntary Contribution from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$16.09		$16.39	$15.04	$11.60	$9.99	$11.27
Total Return††	(1.83	)%**@	9.85%@	31.14%@	16.60%	(11.36)%	15.55%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$62.8		$70.3	$69.9	$61.9	$75.3	$97.2
Ratio of Gross Expenses to Average Net Assets#	1.10	%*	1.10%	1.13%	1.15%	1.13%	1.11%
Ratio of Net Expenses to Average Net Assets	1.10	%*	1.10%	1.13%	1.15%§	1.13%§	1.11%§
Ratio of Net Investment Income (Loss) to Average Net Assets	0.93	%*	0.71%	0.78%	1.15%	0.29%	(0.02)%
Portfolio Turnover Rate	63	%**	130%	165%	124%	102%	43%

See Notes to Financial Highlights

17

Notes to Financial Highlights Large Cap Value Portfolio
(Unaudited)

†† Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. The voluntary contribution listed in Note B of the Notes to Financial Statements had no impact on the Fund's total return for the year ended December 31, 2014.

@ Had the Fund not received the class action proceeds listed in Note A-4 of the Notes to Financial Statements, total return based on per share NAV for the six months ended June 30, 2015 would have been (1.95)%. Had the Fund not received class action proceeds in 2014, total return based on per share NAV for the year ended December 31, 2014 would have been 9.72%. Had the Fund not received class action proceeds in 2013, total return based on per share NAV for the year ended December 31, 2013 would have been 30.61%.

# Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown.

‡ Calculated based on the average number of shares outstanding during each fiscal period.

§ Prior to January 1, 2013, the Fund had an expense offset arrangement in connection with its custodian contract. The impact of expense reductions related to expense offset arrangements, if any, was less than 0.01%.

* Annualized.

** Not Annualized.

18

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll free).

19

Neuberger Berman
Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2015

C0244 08/15

Mid Cap Intrinsic Value Portfolio Commentary

The Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") Class I provided a total return of 3.13% for the six months ended June 30, 2015, outperforming its benchmark, the Russell Midcap® Value Index, which returned 0.41% for the period. Returns for the Fund's Class I and S shares are provided in the table immediately following this letter.

Macro uncertainty related to declining energy prices, the strength of the U.S. dollar, the uncertainty of a Greece bailout, a bear market in China, and the timing of when the U.S. Federal Reserve will begin to raise interest rates all led to increased market volatility during the first half of 2015. The market became less correlated and, in our view, more of a stock picker's market, which has benefitted our strategy given its high active share and our focus on investing in change.

On a sector basis, the Fund was aided by the general rise in interest rates as the Fund was underweighted Utilities and Financial Services relative to the benchmark. The Fund was also significantly underweighted to REITs, which came under a lot of selling pressure during the second quarter. Stock selection in Technology helped performance. Skyworks Solutions remained a stand-out performer in the Fund and we trimmed that position during the period. Nuance Communications also outperformed due to a strong earnings report. On the negative side, our underweight to the Health Care sector hurt relative performance; we continue to be underweighted to the sector as we believe the recent M&A frenzy in this sector has driven valuations way too high for the value buyer. Our exposure to the Energy sector, which came under pressure due to the rapid decline in oil and gas prices during the first quarter, also detracted from performance.

M&A activity continued to help the Fund. Office Depot agreed to be acquired by Staples for approximately $11 per share, a substantial premium to where it was trading prior to the deal announcement. Cardinal Health announced plans to acquire Johnson & Johnson's Cordis division, a deal that we think makes sense both strategically and financially. CVS announced two acquisitions that were well received by investors: the purchase of Omnicare (which we also owned) and the acquisition of Target's pharmacy and clinic business. Lastly, Darden Restaurants announced plans to spin off some of its real estate assets into a REIT. With interest rates remaining low, we anticipate M&A activity will continue and believe our Fund can benefit from these transactions.

We continue to position the Fund for higher interest rates and stronger domestic growth. In what has become, in our view, a stock picker's market, our emphasis remains on identifying what we believe are financially strong companies that have dynamic management teams focused on creating shareholder value. We believe this focus is even more important given the market's lofty valuation levels. Additionally, in our opinion, it is key, as a contrarian value investor, to continue to initiate new investment ideas in higher quality companies that we believe could hold up better through the inevitable market decline.

Sincerely,

MICHAEL C. GREENE
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report, and are subject to change without notice.

1

Mid Cap Intrinsic Value Portfolio

SECTOR ALLOCATION

(as a % of Total Investments)
Consumer Discretionary	13.2%
Consumer Staples	2.7
Energy	8.9
Financial Services	17.5
Health Care	3.0
Materials & Processing	4.7
Producer Durables	17.6
Technology	16.8
Utilities	8.0
Other	0.0
Short-Term Investments	7.6
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception Date	Six Month Period Ended 06/30/2015	Average Annual Total Return Ended 06/30/2015
			1 Year	5 Years	10 Years	Life of Fund
Mid Cap Intrinsic Value Portfolio Class I	08/22/2001	3.13%	8.10%	17.71%	8.05%	9.04%
Mid Cap Intrinsic Value Portfolio Class S2	04/29/2005	3.01%	7.79%	17.46%	7.83%	8.87%
Russell Midcap® Value Index[1,3]		0.41%	3.67%	17.73%	8.89%	10.16%
Russell Midcap® Index[1,3]		2.35%	6.63%	18.23%	9.40%	9.89%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC (Management) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2014 were 1.02% and 1.27% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.25% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2015 can be found in the Financial Highlights section of this report.

2

Endnotes

1 The date used to calculate Life of Fund performance for the index is August 22, 2001, the inception date of the oldest share class.

2 Performance shown prior to April 29, 2005 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3 The Russell Midcap® Value Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap value segment of the U.S. equity market. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity market, and includes approximately 800 of the smallest securities in the Russell 1000® Index (which measures the performance of the 1,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that investors cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Management and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC.

© 2015 Neuberger Berman Management LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 6/30/15

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP INTRINSIC VALUE PORTFOLIO

Actual	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During the Period* 1/1/15 – 6/30/15	Expense Ratio
Class I	$1,000.00	$1,031.30	$5.09	1.01%
Class S	$1,000.00	$1,030.10	$6.29	1.25%
Hypothetical (5% annual return before expenses)**
Class I	$1,000.00	$1,019.79	$5.06	1.01%
Class S	$1,000.00	$1,018.60	$6.26	1.25%

* For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

** Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Mid Cap Intrinsic Value Portfolio (Unaudited) 6/30/15

NUMBER OF SHARES		VALUE†
Common Stocks (91.8%)
Aerospace & Defense (4.1%)
24,050	General Dynamics Corp.	$3,407,644
60,200	Spirit AeroSystems Holdings, Inc. Class A	3,317,622	*
		6,725,266
Banks (8.6%)
96,900	BankUnited, Inc.	3,481,617
52,800	BB&T Corp.	2,128,368
65,400	Comerica, Inc.	3,356,328
225,800	Huntington Bancshares, Inc.	2,553,798
19,400	M&T Bank Corp.	2,423,642
		13,943,753
Building Products (1.5%)
59,000	Owens Corning	2,433,750
Capital Markets (1.9%)
40,400	State Street Corp.	3,110,800
Chemicals (1.5%)
19,800	Ashland, Inc.	2,413,620
Commercial Services & Supplies (6.7%)
153,300	ADT Corp.	5,146,281
168,700	Covanta Holding Corp.	3,574,753
58,800	Tyco International PLC	2,262,624
		10,983,658
Construction & Engineering (1.4%)
119,500	KBR, Inc.	2,327,860
Containers & Packaging (1.2%)
32,100	Avery Dennison Corp.	1,956,174
Electric Utilities (1.9%)
54,200	Edison International	3,012,436
Electronic Equipment, Instruments & Components (2.5%)
137,400	Flextronics International Ltd.	1,553,994	*
70,400	Itron, Inc.	2,424,576	*
		3,978,570
Energy Equipment & Services (1.5%)
46,500	Cameron International Corp.	2,435,205	*
NUMBER OF SHARES		VALUE†
Food & Staples Retailing (2.7%)
42,100	CVS Health Corp.	$4,415,448
Health Care Equipment & Supplies (1.9%)
28,200	Zimmer Biomet Holdings, Inc.	3,080,286
Health Care Providers & Services (1.1%)
21,400	Cardinal Health, Inc.	1,790,110
Hotels, Restaurants & Leisure (2.0%)
44,900	Darden Restaurants, Inc.	3,191,492
Independent Power and Renewable Electricity Producers (3.4%)
241,300	AES Corp.	3,199,638
102,900	NRG Energy, Inc.	2,354,352
		5,553,990
Insurance (1.0%)
28,200	Lincoln National Corp.	1,670,004
IT Services (4.5%)
80,300	Amdocs Ltd.	4,383,577
81,600	Teradata Corp.	3,019,200	*
		7,402,777
Machinery (4.1%)
149,800	Harsco Corp.	2,471,700
77,800	Manitowoc Co., Inc.	1,524,880
22,900	Valmont Industries, Inc.	2,722,123
		6,718,703
Multi-Utilities (1.6%)
134,700	CenterPoint Energy, Inc.	2,563,341
Multiline Retail (2.1%)
54,800	Kohl's Corp.	3,431,028
Oil, Gas & Consumable Fuels (7.3%)
90,300	Cabot Oil & Gas Corp.	2,848,062
56,100	Devon Energy Corp.	3,337,389
38,538	Energy Transfer Partners L.P.	2,011,684
76,000	ONEOK, Inc.	3,000,480
33,400	Southwestern Energy Co.	759,182	*
		11,956,797

See Notes to Schedule of Investments

5

Schedule of Investments Mid Cap Intrinsic Value Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Real Estate Investment Trusts (4.9%)
58,777	Corrections Corporation of America	$1,944,343
136,900	Starwood Property Trust, Inc.	2,952,933
127,340	Starwood Waypoint Residential Trust	3,025,599
		7,922,875
Road & Rail (2.0%)
182,000	Hertz Global Holdings, Inc.	3,297,840	*
Semiconductors & Semiconductor Equipment (3.0%)
203,300	ON Semiconductor Corp.	2,376,577	*
23,900	Skyworks Solutions, Inc.	2,487,990
		4,864,567
Software (6.3%)
107,100	Cadence Design Systems, Inc.	2,105,586	*
42,700	Check Point Software Technologies Ltd.	3,396,785	*
272,200	Nuance Communications, Inc.	4,766,222	*
		10,268,593
Specialty Retail (5.4%)
101,200	Best Buy Co., Inc.	3,300,132
151,200	Express, Inc.	2,738,232	*
184,300	Staples, Inc.	2,821,633
		8,859,997
Technology Hardware, Storage & Peripherals (1.9%)
53,900	SanDisk Corp.	3,138,058
Textiles, Apparel & Luxury Goods (1.6%)
36,700	Deckers Outdoor Corp.	2,641,299	*
Trading Companies & Distributors (1.1%)
38,000	AerCap Holdings NV	1,740,020	*
Wireless Telecommunication Services (1.1%)
62,000	Telephone & Data Systems, Inc.	1,822,800
	Total Common Stocks (Cost $123,834,345)	149,651,117
NUMBER OF SHARES		VALUE†
Rights (0.0%)
Food & Staples Retailing (0.0%)
39,450	Safeway, Inc. (Casa Ley)	$15,780	Ñf*
39,450	Safeway, Inc. (Property Development Centers)	1,925	Ñf*
	Total Rights (Cost $41,817)	17,705
Short-Term Investments (7.5%)
12,241,213	State Street Institutional Liquid Reserves Fund Premier Class (Cost $12,241,213)	12,241,213
	Total Investments (99.3%) (Cost $136,117,375)	161,910,035	##
	Cash, receivables and other assets, less liabilities (0.7%)	1,165,016
	Total Net Assets (100.0%)	$163,075,051

See Notes to Schedule of Investments

6

Notes to Schedule of Investments Mid Cap Intrinsic Value
Portfolio (Unaudited)

† In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

• Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, exchange traded funds and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies, with the exception of closed-end funds, if any, are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

See Notes to Financial Statements

7

Notes to Schedule of Investments Mid Cap Intrinsic Value
Portfolio (Unaudited) (cont'd)

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Investments:
Common Stocks^	$149,651,117	$—	$—	$149,651,117
Rights^	—	—	17,705	17,705
Short-Term Investments	—	12,241,213	—	12,241,213
Total Investments	$149,651,117	$12,241,213	$17,705	$161,910,035

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Beginning balance, as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/15
Rights
Food & Staples Retailing	$—	$—	$—	$(24,112)	$41,817	$—	$—	$—	$17,705	$(24,112)
Total	$—	$—	$—	$(24,112)	$41,817	$—	$—	$—	$17,705	$(24,112)

As of the six months ended June 30, 2015, the Level 3 investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Financial Statements

8

Notes to Schedule of Investments Mid Cap Intrinsic Value
Portfolio (Unaudited) (cont'd)

As of the six months ended June 30, 2015, no securities were transferred from one level (as of December 31, 2014) to another.

## At June 30, 2015, the cost of investments for U.S. federal income tax purposes was $136,081,940. Gross unrealized appreciation of investments was $31,630,794 and gross unrealized depreciation of investments was $5,802,699, resulting in net unrealized appreciation of $25,828,095, based on cost for U.S. federal income tax purposes.

* Security did not produce income during the last twelve months.

Ñ These securities have been deemed by the investment manager to be illiquid. At June 30, 2015, these securities amounted to $17,705 or 0.0% of net assets.

f Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

See Notes to Financial Statements

9

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
June 30, 2015
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$161,910,035
Dividends and interest receivable	345,284
Receivable for securities sold	3,405,342
Receivable for Fund shares sold	945,525
Prepaid expenses and other assets	1,453
Total Assets	166,607,639
Liabilities
Payable for securities purchased	3,225,397
Payable for Fund shares redeemed	112,097
Payable to investment manager (Note B)	75,405
Payable to administrator-net (Note B)	54,278
Payable to trustees	7,154
Accrued expenses and other payables	58,257
Total Liabilities	3,532,588
Net Assets	$163,075,051
Net Assets consist of:
Paid-in capital	$128,465,067
Undistributed net investment income (loss)	2,128,263
Accumulated net realized gains (losses) on investments	6,689,061
Net unrealized appreciation (depreciation) in value of investments	25,792,660
Net Assets	$163,075,051
Net Assets
Class I	$97,227,887
Class S	65,847,164
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,276,043
Class S	3,203,623
Net Asset Value, offering and redemption price per share
Class I	$18.43
Class S	20.55
*Cost of Investments	$136,117,375

See Notes to Financial Statements

10

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
For the Six Months Ended June 30, 2015
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,329,168
Interest income—unaffiliated issuers	6,919
Total income	$1,336,087
Expenses:
Investment management fees (Note B)	440,219
Administration fees (Note B):
Class I	143,093
Class S	97,026
Distribution fees (Note B):
Class S	80,855
Audit fees	22,481
Custodian and accounting fees	32,630
Insurance expense	2,206
Legal fees	40,519
Shareholder reports	12,195
Trustees' fees and expenses	16,032
Miscellaneous	2,701
Total expenses	889,957
Expenses reimbursed by Management (Note B)	(3,461)
Total net expenses	886,496
Net investment income (loss)	$449,591
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	17,059,619
Change in net unrealized appreciation (depreciation) in value:
Unaffiliated investment securities	(12,855,539)
Net gain (loss) on investments	4,204,080
Net increase (decrease) in net assets resulting from operations	$4,653,671

See Notes to Financial Statements

11

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss) (Note A)	$449,591	$1,649,480
Net realized gain (loss) on investments (Note A)	17,059,619	13,599,746
Net increase from payments by affiliates (Note B)	—	8,995
Change in net unrealized appreciation (depreciation) of investments (Note A)	(12,855,539)	3,910,640
Net increase (decrease) in net assets resulting from operations	4,653,671	19,168,861
Distributions to Shareholders From (Note A):
Net investment income:
Class I	—	(943,550)
Class S	—	(433,186)
Net realized gain on investments:
Class I	—	(2,499,406)
Class S	—	(1,585,058)
Total distributions to shareholders	—	(5,461,200)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	12,794,854	20,393,916
Class S	9,641,638	10,109,605
Proceeds from reinvestment of dividends and distributions:
Class I	—	3,442,956
Class S	—	2,018,244
Payments for shares redeemed:
Class I	(10,836,012)	(23,329,924)
Class S	(8,477,479)	(17,628,105)
Net increase (decrease) from Fund share transactions	3,123,001	(4,993,308)
Net Increase (Decrease) in Net Assets	7,776,672	8,714,353
Net Assets:
Beginning of period	155,298,379	146,584,026
End of period	$163,075,051	$155,298,379
Undistributed net investment income (loss) at end of period	$2,128,263	$1,678,672
See Notes to Financial Statements

12

Notes to Financial Statements Mid Cap Intrinsic Value
Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1 General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eleven separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers Class I and Class S shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investments are proceeds from the settlements of class action litigation in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2015 was $2,024.

5 Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes

13

substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2015, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends-paid deduction for income tax purposes.

As determined on December 31, 2014, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of prior year accumulated balance adjustments and non-taxable distributions from underlying investments. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the year ended December 31, 2014, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$(117)	$(44,569)	$44,686

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$1,376,736	$1,445,554	$4,084,464	$—	$5,461,200	$1,445,554

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$1,678,527	$3,519,106	$38,683,634	$(13,924,954)	$—	$29,956,313

The differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, partnership basis adjustments and capital loss carryforwards.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. The Regulated Investment Company Modernization Act of 2010 (the "Act") became effective for the Fund on January 1, 2011. The Act modernizes several of the federal income and excise tax provisions related to RICs. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term ("Post-Enactment"). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character ("Pre-Enactment"). As

14

determined at December 31, 2014, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Pre-Enactment
Expiring in: 2017
$13,924,954

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused. As of December 31, 2014, the Fund had no Post-Enactment capital loss carryforwards.

During the year ended December 31, 2014, the Fund utilized capital loss carryforwards of $10,106,781.

6 Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a year (usually in October). Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions the Fund receives from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At December 31, 2014, the Fund estimated these amounts within the financial statements because the information is not available from the REITs until after the Fund's fiscal period. At June 30, 2015, the Fund estimated these amounts for the period January 1, 2015 to June 30, 2015 within the financial statements because the 2015 information is not available from the REITs until after the Fund's fiscal year-end. For the year ended December 31, 2014, the character of distributions paid to shareholders disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often re-characterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on IRS Form 1099-DIV.

7 Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9 Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include

15

the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

11 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under an Investment Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2015, the investment management fee pursuant to the Investment Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under this agreement.

The Board adopted a non-fee distribution plan for the Fund's Class I.

For the Fund's Class S, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class, and ongoing services provided to investors in this class, Management receives from this class a fee at the annual rate of 0.25% of Class S's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by this class during any year may be more or less than the cost of distribution and other services provided to this class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Management has contractually undertaken to waive fees and/or reimburse the Fund's Class I and Class S shares for their total annual operating expenses (including fees payable to Management but excluding interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, extraordinary expenses and transaction costs, if any; consequently, net expenses may exceed the contractual

16

expense limitations) ("Operating Expenses") which exceed the expense limitations as detailed in the following table. Each respective class has agreed to repay Management for fees and expenses waived and/or its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2015, there was no repayment to Management under its contractual expense limitation.

At June 30, 2015, the Fund's contingent liabilities to Management under its contractual expense limitation were as follows:

			Expenses Reimbursed in Fiscal Year Ending December 31,
			2012	2013	2014	2015
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2015	2016	2017	2018
Class I	1.50%	12/31/18	$—	$—	$—	$—
Class S	1.25%	12/31/20	36,201	19,254	12,553	3,461

(1) Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman LLC ("Neuberger") is retained by Management pursuant to a Sub-Advisory Agreement to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are Officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On June 3, 2014, Management made a voluntary contribution of $8,995 to the Fund in connection with a payment matter related to the Fund's investment in a State Street money market fund.

Note C—Securities Transactions:

During the six months ended June 30, 2015, there were purchase and sale transactions (excluding short-term securities) of $32,245,602 and $40,248,803, respectively.

During the six months ended June 30, 2015, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2015 and for the year ended December 31, 2014 was as follows:

For the Six Months Ended June 30, 2015

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	687,161	—	(583,109)	104,052
Class S	465,854	—	(413,558)	52,296
17

For the Year Ended December 31, 2014

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	1,180,610	218,047	(1,362,129)	36,528
Class S	534,158	114,413	(928,718)	(280,147)

Note E—Lines of Credit:

At June 30, 2015, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Under the terms of the Credit Facility, the Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2015. During the period from January 9, 2015 (the commencement date of the Credit Facility) through June 30, 2015, the Fund did not utilize this line of credit. The Credit Facility replaced the State Street lines of credit referred to below.

During the reporting period, prior to the commencement of the Credit Facility on January 9, 2015, the Fund was a participant in a committed, unsecured $300,000,000 line of credit with State Street and an uncommitted, unsecured $100,000,000 line of credit with State Street, both to be used only for temporary or emergency purposes. During the period ended June 30, 2015, the Fund did not utilize either line of credit with State Street.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

18

Financial Highlights

Mid Cap Intrinsic Value Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$17.87		$16.38	$12.09	$14.26	$15.36	$12.26
Income From Investment Operations:
Net Investment Income (Loss)‡	0.06		0.20	0.17	0.18	0.06	0.07
Net Gains or Losses on Securities (both realized and unrealized)	0.50		1.98	4.30	1.94	(1.06)	3.13
Total From Investment Operations	0.56		2.18	4.47	2.12	(1.00)	3.20
Less Distributions From:
Net Investment Income	—		(0.19)	(0.18)	(0.10)	(0.10)	(0.10)
Net Capital Gains	—		(0.50)	—	(4.19)	—	—
Total Distributions	—		(0.69)	(0.18)	(4.29)	(0.10)	(0.10)
Voluntary Contribution from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$18.43		$17.87	$16.38	$12.09	$14.26	$15.36
Total Return††	3.13	%**@	13.84%	37.05%@	15.53%	(6.50)%	26.18%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$97.2		$92.4	$84.1	$68.0	$70.0	$134.6
Ratio of Gross Expenses to Average Net Assets#	1.01	%*	1.02%	1.03%	1.07%	1.07%	1.06%
Ratio of Net Expenses to Average Net Assets	1.01	%*	1.02%	1.03%	1.07%§	1.07%§	1.06%§
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	%*	1.20%	1.16%	1.27%	0.42%	0.54%
Portfolio Turnover Rate	21	%**	30%	35%	29%	95%	39%

See Notes to Financial Highlights

19

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$19.95		$18.20	$13.43	$15.41	$16.59	$13.21
Income From Investment Operations:
Net Investment Income (Loss)‡	0.04		0.18	0.15	0.17	0.05	0.04
Net Gains or Losses on Securities (both realized and unrealized)	0.56		2.21	4.77	2.10	(1.16)	3.39
Total From Investment Operations	0.60		2.39	4.92	2.27	(1.11)	3.43
Less Distributions From:
Net Investment Income	—		(0.14)	(0.15)	(0.06)	(0.07)	(0.05)
Net Capital Gains	—		(0.50)	—	(4.19)	—	—
Total Distributions	—		(0.64)	(0.15)	(4.25)	(0.07)	(0.05)
Voluntary Contribution from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$20.55		$19.95	$18.20	$13.43	$15.41	$16.59
Total Return††	3.01	%**@	13.56%	36.71%@	15.37%	(6.70)%	25.99%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$65.8		$62.9	$62.5	$53.5	$55.2	$62.5
Ratio of Gross Expenses to Average Net Assets#	1.26	%*	1.27%	1.28%	1.32%	1.32%	1.30%
Ratio of Net Expenses to Average Net Assets	1.25	%*	1.25%	1.25%	1.25%§	1.25%§	1.25%§
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42	%*	0.97%	0.95%	1.09%	0.32%	0.30%
Portfolio Turnover Rate	21	%**	30%	35%	29%	95%	39%

See Notes to Financial Highlights

20

Notes to Financial Highlights Mid Cap Intrinsic Value
Portfolio (Unaudited)

†† Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. The voluntary contribution listed in Note B of the Notes to Financial Statements had no impact on the Fund's total return for the year ended December 31, 2014.

@ The class action proceeds listed in Note A-4 of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2015. Had the Fund not received class action proceeds in 2013, total return based on per share NAV for the year ended December 31, 2013 would have been 36.88% and 36.56% for Class I and Class S, respectively.

# Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

‡ Calculated based on the average number of shares outstanding during each fiscal period.

§ Prior to January 1, 2013, the Fund had an expense offset arrangement in connection with its custodian contract. The impact of expense reductions related to expense offset arrangements, if any, was less than 0.01%.

* Annualized.

** Not Annualized.

21

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll free).

22

Neuberger Berman
Advisers Management Trust

Absolute Return
Multi-Manager Portfolio

S Class Shares

Semi-Annual Report

June 30, 2015

P0190 08/15

Absolute Return Multi-Manager Portfolio Commentary

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the "Fund") Class S posted a 2.30% total return for the six months ended June 30, 2015. The Fund outperformed its primary benchmark, the HFRX Absolute Return Index, which generated 2.01% for the same period.

The U.S. stock market was volatile at times during the six-month reporting period and generated a small gain. The market was supported by signs of improving economic growth, but was challenged at times by periods of investor risk aversion, some of which were triggered by geopolitical issues. The U.S. bond market modestly declined during the period. After initially moving lower, U.S. Treasury yields rose sharply during the second half of the period.

All of the Fund's strategies were positive before fees for the period. Equity long/short was the largest contributing strategy as gains from longs outpaced losses from shorts. The largest contributors were longs in Consumer Non-Cyclicals, Consumer Cyclicals and Communications, while the largest detractors were shorts in Consumer Non-Cyclicals and Communications. Geographically, North America was the largest contributor, followed by gains from Europe and Asia Pacific.

Event-driven strategies were the second largest positive contributors to performance during the period. Special situations were responsible for the majority of gains, followed by smaller, but positive performance from merger arbitrage. Positive contributors were mixed across sectors and event types, while the largest detractors included longs in real estate investment trusts (REITs) and energy equities.

The credit long/short strategy was the third largest contributor to performance. From a sector perspective, the largest contributors were Consumer Non-Cyclicals, Communications and Financials, while Technology was the largest detractor. In terms of security types, senior floating rate bank loans and equities were responsible for the majority of gains within the strategy.

The subadvisers' use of forward foreign currency contracts, purchased and written options and equity and total return swaps, detracted from performance during the reporting period.

We believe choppier equity markets with higher volatility across the globe have provided attractive entry and exit points for long/short equity strategies to exploit. We anticipate this dynamic will persist for some time due to continued uncertainties regarding global growth and commodities prices, the dislocations caused by higher currency volatility globally and the fact that the U.S. Federal Reserve (Fed) is no longer utilizing quantitative easing to push asset prices upwards uniformly. Through the first half of the year we have seen a record pace of corporate activity in the form of mergers and acquisitions, spinoffs, share buybacks, conversions to tax-advantaged entities and the like. With continued slow growth globally, large amounts of cash on corporate balance sheets and a strong presence of activist shareholders, we anticipate corporate executives and boards will continue attempting to generate growth through such corporate activity. Finally, we believe interest rates in the U.S. will continue moving higher as the Fed appears prepared to increase rates at some point later this year. Our credit long/short subadviser, therefore, remains positioned in a way that we believe will benefit from rising interest rates.

Sincerely,

DAVID KUPPERMAN AND JEFF MAJIT
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers and subadvisers. The opinions are as of the date of this report, and are subject to change without notice.

Absolute Return Multi-Manager Portfolio

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
	Long	Short
Bank Loan Obligations	8.2%	—%
Common Stocks	69.7	(18.6)
Corporate Debt Securities	3.4	(0.3)
Exchange Traded Funds	0.7	(13.5)
Master Limited Partnerships	0.2	—
Preferred Stocks	0.1	—
Purchased Options	0.3	—
Rights	0.0	—
Warrants	0.0	—
Short-Term Investments	17.9	—
Cash, receivables and other assets, less liabilities	31.9	—
Total	132.4%	(32.4)%

PERFORMANCE HIGHLIGHTS3

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2015
	Date	06/30/2015	1-Year	Life of Fund
Absolute Return Multi- Manager Portfolio Class S	05/01/2014	2.30%	1.19%	2.05%
HFRX Absolute Return Index[1,2]		2.01%	0.98%	1.50%
S&P 500® Index[1,2]		1.23%	7.42%	10.38%
Barclays U.S. Aggregate Bond Index[1,2]		–0.10%	1.86%	2.63%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC (Management) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2014 was 8.84% for Class S shares (before expense reimbursements and/or fee waivers, if any). The expense ratio was 3.26% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2015 can be found in the Financial Highlights section of this report.

Endnotes

1 The date used to calculate Life of Fund performance for the index is May 1, 2014, the Fund's commencement of operations.

2 The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. The index comprises all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The index employs a constituent weighting methodology that selects constituent funds which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Constituent funds are selected from an eligible pool of the more than 7,500 funds worldwide that report to the Hedge Fund Research (HFR) Database. Constituent funds must meet all of the following criteria: report monthly; report performance net of all fees; be U.S. dollar-denominated; be active and accepting new investments; have a minimum 24 months track record; and the fund's manager must have at least $50 million in assets under management. The index is rebalanced quarterly. The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market. The Barclays U.S. Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) (agency and non-agency). Please note that investors cannot invest directly in any index. The S&P 500 and Barclays U.S. Aggregate Bond indices do not take into account any fees, expenses or tax consequences of investing in the individual securities they track. The HFRX Absolute Return Index does take into account fees and expenses of investing since it is based on the underlying hedge funds' net returns. Data about the performance of an index are prepared or obtained by Management and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

3 The Fund was relatively small prior to December 31, 2014. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund.

The investments for the Fund are managed by the same portfolio manager(s) and subadvisers who manage one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC.

© 2015 Neuberger Berman Management LLC, distributor. All rights reserved.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 6/30/15

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO

Actual	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During the Period* 1/1/2015 – 6/30/2015
Class S	$1,000.00	$1,023.00	$16.45
Hypothetical (5% annual return before expenses)**
Class S	$1,000.00	$1,008.53	$16.33

* Expenses are equal to the annualized expense ratio of 3.28%, multiplied by the average account value over the period, multiplied by 181/365 (to refelect the one-half year period shown).

** Hypothetical expenses are equal to the annualized expense ratio of 3.28%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) 6/30/15

NUMBER OF SHARES		VALUE†
Long Positions (100.5%)
Common Stocks (69.7%)
Aerospace & Defense (1.7%)
946	B/E Aerospace, Inc.	$51,936	Ø
800	Honeywell International, Inc.	81,576	Ø
625	KLX, Inc.	27,581	*Ø
400	United Technologies Corp.	44,372	Ø
		205,465
Air Freight & Logistics (0.2%)
1,205	TNT Express NV	10,222	Ø
367	XPO Logistics, Inc.	16,581	*£a
		26,803
Airlines (0.3%)
213	Delta Air Lines, Inc.	8,750	Ø
400	United Continental Holdings, Inc.	21,204	*Ø
		29,954
Auto Components (1.0%)
661	American Axle & Manufacturing Holdings, Inc.	13,822	*Ø
345	Delphi Automotive PLC	29,356	Ø
691	Visteon Corp.	72,541	*Ø
		115,719
Banks (1.1%)
305	Banca Popolare dell'Emilia Romagna SC	2,720
2,584	Banca Popolare di Milano Scarl	2,725
155	Banco Popolare SC	2,551	*
1	BB&T Corp.	32
10,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	8,011	Ø
1,136	Citizens Financial Group, Inc.	31,024	Ø
416	City National Corp.	37,602	Ø
1,994	Credito Valtellinese SC	2,645	*
205	HDFC Bank Ltd. ADR	12,409	Ø
7,424	Israel Discount Bank Ltd. Class A	14,252	*Ø
1,000	Kasikornbank PCL	5,596	Ø
5,200	Mizuho Financial Group, Inc.	11,260	Ø
233	Susquehanna Bancshares, Inc.	3,290	Ø
328	Unione di Banche Italiane SCpA	2,631
		136,748
Beverages (1.9%)
219	Anheuser-Busch InBev NV	26,246	Ø
325	Belvedere SA	7,200	*
6,313	Cott Corp.	61,741£	[a]
1,841	Davide Campari-Milano SpA	14,008	Ø
537	Molson Coors Brewing Co. Class B	37,488	Ø
471	PepsiCo, Inc.	43,963	Ø
1,013	The Coca-Cola Co.	39,740	Ø
		230,386
NUMBER OF SHARES		VALUE†
Biotechnology (2.1%)
565	ACADIA Pharmaceuticals, Inc.	$23,662	*Ø
101	Actelion Ltd.	14,778	*Ø
131	Alexion Pharmaceuticals, Inc.	23,681	*
353	Alkermes PLC	22,712	*Ø
177	BioMarin Pharmaceutical, Inc.	24,210	*
386	Cepheid	23,604	*Ø
400	KYTHERA Biopharmaceuticals, Inc.	30,124	*
24	PTC Therapeutics, Inc.	1,155	*
5,695	QLT, Inc.	23,520	*£a
151	Receptos, Inc.	28,698	*Ø
51	United Therapeutics Corp.	8,872	*£a
217	Vertex Pharmaceuticals, Inc.	26,795	*Ø
		251,811
Capital Markets (2.4%)
2,144	Alignvest Acquisition Corp.	17,766	*
1,732	Apollo Global Management LLC Class A	38,364	Ø
55	Capital Southwest Corp.	2,746£	[a]
1,703	GP Investments Acquisition Corp. Class U	17,217	*£a
483	Morgan Stanley	18,736	Ø
432	NorthStar Asset Management Group, Inc.	7,988£	[a]
3,483	RCS Capital Corp. Class A	26,680	*£a
1,424	Solar Capital Ltd.	25,632	Ø
655	The Blackstone Group LP	26,770	Ø
94	The Goldman Sachs Group, Inc.	19,626	Ø
8,300	WL Ross Holding Corp.	86,403	*Ø
		287,928
Chemicals (2.3%)
350	Air Products & Chemicals, Inc.	47,891	Ø
518	Ashland, Inc.	63,144£	Øa
918	Huntsman Corp.	20,260
610	OM Group, Inc.	20,496	Ø
482	Sigma-Aldrich Corp.	67,167	Ø
285	The Mosaic Co.	13,352
454	WR Grace & Co.	45,536	*Ø
		277,846
Commercial Services & Supplies (0.3%)
1,065	Tyco International PLC	40,981	Ø
Communications Equipment (0.3%)
1,386	Juniper Networks, Inc.	35,995	Ø
140	Mitel Networks Corp.	1,236	*
		37,231
Consumer Finance (0.2%)
190	Encore Capital Group, Inc.	8,120	*
132	PRA Group, Inc.	8,225	*
171	Springleaf Holdings, Inc.	7,851	*£a
		24,196

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Containers & Packaging (0.5%)
754	Berry Plastics Group, Inc.	$24,430	*Ø
100	Intertape Polymer Group, Inc.	1,499	Ø
7,269	Nampak Ltd.	20,189	Ø
2,410	Pact Group Holdings Ltd.	8,702
		54,820
Diversified Consumer Services (0.7%)
1,920	Regis Corp.	30,259	*Ø
836	Service Corp. International	24,603	Ø
499	ServiceMaster Global Holdings, Inc.	18,049	*Ø
459	StoneMor Partners LP	13,839	Ø
		86,750
Diversified Financial Services (0.2%)
1,528	Boulevard Acquisition Corp.	19,100	*£a
Diversified Telecommunication Services (0.8%)
1,822	Globalstar, Inc.	3,845	*
2,143	Intelsat SA	21,259	*Ø
2,500	Jazztel PLC	36,093	*Ø
33,774	Telecom Italia SpA	34,471	Ø
		95,668
Electric Utilities (0.4%)
600	Cleco Corp.	32,310	Ø
300	Hawaiian Electric Industries, Inc.	8,919	Ø
400	Pepco Holdings, Inc.	10,776	Ø
		52,005
Electrical Equipment (0.4%)
2,419	GrafTech International Ltd.	11,998	*
400	Polypore International, Inc.	23,952	*Ø
153	Sensata Technologies Holding NV	8,069	*£a
		44,019
Electronic Equipment, Instruments & Components (0.3%)
200	Axis Communications AB	7,967	Ø
375	Belden, Inc.	30,461
		38,428
Energy Equipment & Services (0.2%)
244	Baker Hughes, Inc.	15,055	Ø
227	Halliburton Co.	9,777	Ø
1,561	Paragon Offshore PLC	1,701	Ø
		26,533
Food & Staples Retailing (0.6%)
392	CVS Health Corp.	41,113	Ø
375	Walgreens Boots Alliance, Inc.	31,665	Ø
		72,778
NUMBER OF SHARES		VALUE†
Food Products (2.0%)
9,823	Nomad Foods Ltd.	$216,106	*[f]
148	The JM Smucker Co.	16,045£	[a]
		232,151
Health Care Equipment & Supplies (2.6%)
1,269	Alere, Inc.	66,940	*Ø
500	ArthroCare Corp.	175	*fN
283	DENTSPLY International, Inc.	14,589
154	Edwards Lifesciences Corp.	21,934	*
283	NuVasive, Inc.	13,409	*
189	Sirona Dental Systems, Inc.	18,979	*
518	Smith & Nephew PLC ADR	17,586	Ø
375	STERIS Corp.	24,165	Ø
191	The Cooper Cos., Inc.	33,992	Ø
405	Thoratec Corp.	18,051	*
659	Wright Medical Group, Inc.	17,305	*
556	Zimmer Biomet Holdings, Inc.	60,732
		307,857
Health Care Providers & Services (3.8%)
2,261	Accretive Health, Inc.	12,435	*Ø
470	Aetna, Inc.	59,906£	[a]
2,746	Brookdale Senior Living, Inc.	95,286	*£Øa
520	Catamaran Corp.	31,761	*Ø
397	Centene Corp.	31,919	*Ø
373	Cigna Corp.	60,426
482	Health Net, Inc.	30,906	*Ø
224	Humana, Inc.	42,847	Ø
388	Kindred Healthcare, Inc.	7,872£	[a]
1,340	Life Healthcare Group Holdings Ltd.	4,134
755	Mediclinic International Ltd.	6,351	Ø
639	Omnicare, Inc.	60,226	Ø
30	Quest Diagnostics, Inc.	2,176
		446,245
Hotels, Restaurants & Leisure (2.9%)
1,131	Accor SA	57,081	Ø
2,476	Ainsworth Game Technology Ltd.	4,910
1,875	Bloomin' Brands, Inc.	40,031	Ø
789	Bob Evans Farms, Inc.	40,278	Ø
320	Churchill Downs, Inc.	40,016	Ø
243	McDonald's Corp.	23,102
3,966	MGM Resorts International	72,380	*Ø
893	Morgans Hotel Group Co.	6,019	*£a
1,571	Pinnacle Entertainment, Inc.	58,567	*Ø
37	Starwood Hotels & Resorts Worldwide, Inc.	3,000
		345,384
Household Durables (0.1%)
352	Lennar Corp. Class B	15,178	Ø
Household Products (0.1%)
211	The Procter & Gamble Co.	16,509	£a

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Industrial Conglomerates (0.2%)
37,100	Alliance Global Group, Inc.	$17,855	Ø
Insurance (2.1%)
208	Ambac Financial Group, Inc.	3,461	*
300	Aspen Insurance Holdings Ltd.	14,370	Ø
500	Assurant, Inc.	33,500	Ø
1,659	Assured Guaranty Ltd.	39,799
610	Mediolanum SpA	5,033	Ø
100	Montpelier Re Holdings Ltd.	3,950	Ø
1,175	National Interstate Corp.	32,101	Ø
200	PartnerRe Ltd.	25,700	Ø
269	Sampo OYJ Class A	12,671	Ø
1,897	Sanlam Ltd.	10,344	Ø
3,703	WMIH Corp.	9,665	*£a
1,442	XL Group PLC	53,642	Ø
		244,236
Internet & Catalog Retail (0.4%)
1,007	Liberty Ventures Series A	39,545	*£a
500	Orbitz Worldwide, Inc.	5,710	*Ø
407	Travelport Worldwide Ltd.	5,608	Ø
		50,863
Internet Software & Services (2.1%)
600	Dealertrack Technologies, Inc.	37,674	*Ø
21	DHI Group, Inc.	187	*
834	eBay, Inc.	50,240	*Ø
111	Equinix, Inc.	28,194	Ø
150	Google, Inc. Class A	81,006	*
100	Twitter, Inc.	3,622	*
1,209	Yahoo!, Inc.	47,501	*£Øa
100	Yelp, Inc.	4,303	*
		252,727
IT Services (1.0%)
500	Anite PLC	998
1,100	Computer Sciences Corp.	72,204	Ø
800	IGATE Corp.	38,152	*Ø
200	InterXion Holding NV	5,530	*Ø
		116,884
Life Sciences Tools & Services (0.3%)
686	QIAGEN NV	17,006	*Ø
98	Thermo Fisher Scientific, Inc.	12,716£	[a]
		29,722
Machinery (0.9%)
147	EnPro Industries, Inc.	8,411	Ø
290	FANUC Corp. ADR	9,921
3,100	Mueller Water Products, Inc. Class A	28,210	Ø
170	Pall Corp.	21,157	Ø
466	SPX Corp.	33,734	Ø
		101,433
NUMBER OF SHARES		VALUE†
Media (5.9%)
81	Altice SA	$11,157	*Ø
706	Cablevision Systems Corp. Class A	16,902
410	CBS Corp. Class B	22,755
225	Cineplex, Inc.	8,470	Ø
1,086	Cumulus Media, Inc. Class A	2,205	*Ø
2,172	DIRECTV	201,540	*Ø
517	DISH Network Corp. Class A	35,006	*£a
1	Gannett Co., Inc.	7	*
1,964	Gray Television, Inc.	30,796	*
879	Liberty Global PLC Series C	44,504	*Ø
449	Loral Space & Communications, Inc.	28,341	*Ø
806	New Media Investment Group, Inc.	14,452£	[a]
184	Nexstar Broadcasting Group, Inc. Class A	10,304	Ø
311	Sinclair Broadcast Group, Inc. Class A	8,680	Ø
100	Societe d'Edition de Canal +	847
489	The EW Scripps Co. Class A	11,174	Ø
518	Time Warner Cable, Inc.	92,292
457	Time Warner, Inc.	39,946	Ø
1,050	Time, Inc.	24,160
968	Tribune Media Co. Class A	51,681£	Øa
2,650	Videocon d2h Ltd. ADR	33,416	*£Øa
556	Wolters Kluwer NV	16,516
		705,151
Metals & Mining (0.7%)
604	ArcelorMittal	5,880	Ø
1,768	Electrum Special Acquisition Corp. Class U	17,715	*£a
6,359	Gold Fields Ltd. ADR	20,540	Ø
2,928	SunCoke Energy, Inc.	38,064	Ø
		82,199
Multiline Retail (2.2%)
479	Burlington Stores, Inc.	24,525	*Ø
620	Dollar General Corp.	48,199	Ø
600	Dollar Tree, Inc.	47,394	*Ø
800	Europris ASA	3,989	*ñ
1,723	Family Dollar Stores, Inc.	135,790£	Øa
		259,897
Multi-Utilities (0.7%)
1,775	NiSource, Inc.	80,922	Ø
Oil, Gas & Consumable Fuels (3.1%)
800	Anadarko Petroleum Corp.	62,448£	Øa
100	BG Group PLC	1,665	Ø
195	Caltex Australia Ltd.	4,792	Ø
897	Cheniere Energy Partners LP	27,672
1,771	Cheniere Energy Partners LP Holdings LLC	41,477	Ø

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
498	Cheniere Energy, Inc.	$34,492	*£a
610	Encana Corp.	6,722	Ø
400	Freehold Royalties Ltd.	5,169
334	Hess Corp.	22,338£	[a]
2,498	Liquefied Natural Gas Ltd.	7,343	*Ø
190	Plains All American Pipeline LP	8,278
2,120	Rosetta Resources, Inc.	49,057	*Ø
400	SemGroup Corp. Class A	31,792	Ø
221	Sunoco Logistics Partners LP	8,405
939	The Williams Cos., Inc.	53,889
		365,539
Personal Products (0.1%)
10,588	Asaleo Care Ltd.	15,521	Ø
Pharmaceuticals (4.5%)
397	Allergan PLC	120,473	*£a
123	Bayer AG	17,216	Ø
195	Bristol-Myers Squibb Co.	12,975
546	Hospira, Inc.	48,436	*Ø
612	Impax Laboratories, Inc.	28,103	*Ø
987	Mylan NV	66,978	*Ø
1,743	Nektar Therapeutics	21,805	*
499	Perrigo Co. PLC	92,230	Ø
215	Revance Therapeutics, Inc.	6,876	*£a
124	Shire PLC ADR	29,945	Ø
330	Teva Pharmaceutical Industries Ltd. ADR	19,503
1,458	Zoetis, Inc.	70,305£	[a]
		534,845
Professional Services (0.1%)
325	Nielsen NV	14,550	Ø
Real Estate Investment Trusts (3.5%)
1,647	American Realty Capital Properties, Inc.	13,390£	[a]
993	Apollo Commercial Real Estate Finance, Inc.	16,315	Ø
200	Associated Estates Realty Corp.	5,726	Ø
935	BioMed Realty Trust, Inc.	18,083	Ø
1,473	Colony Capital, Inc. Class A	33,364	Ø
280	CyrusOne, Inc.	8,246
1	Hersha Hospitality Trust	19
1,703	Host Hotels & Resorts, Inc.	33,771	Ø
7,301	New Senior Investment Group, Inc.	97,614£	[a]
1,819	Newcastle Investment Corp.	8,040£	[a]
6,848	NorthStar Realty Finance Corp.	108,883£	Øa
147	Simon Property Group, Inc.	25,434	Ø
829	STAG Industrial, Inc.	16,580	Ø
9	The Macerich Co.	671
404	Ventas, Inc.	25,084
		411,220
NUMBER OF SHARES		VALUE†
Real Estate Management & Development (1.5%)
441	Altus Group Ltd.	$6,285	Ø
1,359	CBRE Group, Inc. Class A	50,283	*
400	Conwert Immobilien Invest SE	5,070	*Ø
500	Daiwa House Industry Co. Ltd.	11,656	Ø
2,587	DO Deutsche Office AG	12,286	Ø
2,655	Kennedy Wilson Europe Real Estate PLC	47,390	Ø
242	LEG Immobilien AG	16,814	*
674	Mitsubishi Estate Co. Ltd. ADR	14,511£	[a]
13,300	Pruksa Real Estate PCL	9,943	Ø
		174,238
Road & Rail (1.6%)
186	Canadian Pacific Railway Ltd.	29,803	Ø
4,200	Hertz Global Holdings, Inc.	76,104	*£a
750	Nobina AB	2,841	*ñ
120	Quality Distribution, Inc.	1,855	*
1,451	Roadrunner Transportation Systems, Inc.	37,436	*Ø
199	Ryder System, Inc.	17,387
1,256	Swift Transportation Co.	28,473	*Ø
		193,899
Semiconductors & Semiconductor Equipment (2.9%)
2,107	Altera Corp.	107,878	Ø
948	Applied Materials, Inc.	18,221£	[a]
3,040	Atmel Corp.	29,959	Ø
3,636	Broadcom Corp. Class A	187,218	Ø
100	OmniVision Technologies, Inc.	2,619	*Ø
		345,895
Software (3.0%)
400	Advent Software, Inc.	17,684	Ø
2,000	ClickSoftware Technologies Ltd.	25,140	*Ø
800	Informatica Corp.	38,776	*Ø
1,500	Nintendo Co. Ltd. ADR	31,470
3,789	Nuance Communications, Inc.	66,345	*Ø
1,160	PTC, Inc.	47,583	*Ø
2,000	Rally Software Development Corp.	38,900	*Ø
1,547	Verint Systems, Inc.	93,973	*£Øa
		359,871
Specialty Retail (1.0%)
180	ANN, Inc.	8,692	*
3,990	Office Depot, Inc.	34,553	*
257	Tiffany & Co.	23,593
1,284	Vitamin Shoppe, Inc.	47,855	*Ø
100	World Duty Free SpA	1,120	*Ø
		115,813

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Technology Hardware, Storage & Peripherals (0.6%)
63	BlackBerry Ltd.	$515	*
1,297	EMC Corp.	34,228
437	Western Digital Corp.	34,270	Ø
		69,013
Textiles, Apparel & Luxury Goods (0.4%)
405	PVH Corp.	46,656	Ø
Thrifts & Mortgage Finance (0.0%)
1,119	Federal National Mortgage Association	2,602	*Ø
100	Home Loan Servicing Solutions Ltd.	69	Ø
		2,671
Tobacco (0.2%)
250	Reynolds American, Inc.	18,665	£a
Trading Companies & Distributors (0.7%)
1,113	AerCap Holdings NV	50,964	*£a
1,009	Air Lease Corp.	34,205	Ø
		85,169
Transportation Infrastructure (0.3%)
482	Macquarie Infrastructure Corp.	39,828	Ø
Wireless Telecommunication Services (0.3%)
1,343	NII Holdings, Inc.	21,488	*
200	SoftBank Corp.	11,781	Ø
180	T-Mobile US, Inc.	6,978	*
		40,247
	Total Common Stocks (Cost $8,220,934)	8,294,022
Preferred Stocks (0.1%)
Banks (0.1%)
1,473	National Bank of Greece SA, Ser. A, 9.00% (Cost $26,824)	9,486	*Ø
Exchange Traded Funds (0.7%)
1,082	iPATH S&P 500 VIX Short-Term Futures ETN	21,748	*
2,485	PowerShares DB U.S. Dollar Index Bullish Fund	62,200	*Ø
	Total Exchange Traded Funds (Cost $76,278)	83,948
NUMBER OF RIGHTS		VALUE†
Master Limited Partnerships (0.2%)
Capital Markets (0.2%)
668	AP Alternative Assets LP (Cost $23,731)	$25,050	*Ø
Rights (0.0%)
Biotechnology (0.0%)
500	Chelsea Therapeutics International Ltd. (H Lundbeck A/S)	55	*fN
Food & Staples Retailing (0.0%)
1,000	Safeway, Inc. (Casa Ley)	400	*fN
1,000	Safeway, Inc. (Property Development Centers)	49	*fN
		449
Health Care Providers & Services (0.0%)
182	Community Health Systems, Inc., due 1/4/16	2	*£a
	Total Rights (Cost $29)	506
NUMBER OF WARRANTS
Warrants (0.0%)
Food Products (0.0%)
1	Nomad Foods Ltd., due 4/18/17 (Cost $0)	—	*fN
PRINCIPAL AMOUNT
Bank Loan Obligationsµ (8.2%)
Advertising (0.1%)
$14,813	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	14,160	Ø
Aerospace & Defense (0.5%)
21,000	Standard Aero Ltd., 1st Lien Term Loan, due 6/25/22	20,948	^^
32,545	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	32,657
		53,605
Auto Components (0.0%)
5,000	TI Group Automotive Systems LLC, Term Loan B, due 6/26/22	4,981	^^N

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
Building Materials (0.1%)
$5,000	Jeld-Wen, Inc., Term Loan, due 6/26/22	$5,000	^^
Commercial Services & Supplies (0.7%)
20,948	Accuvant, Inc., Term Loan B,	20,895
	6.25%, due 12/15/21
11,000	Capstone Logistics Acquisition, Inc., Term Loan B, due 10/3/21	10,959	^^N
19,000	First Advantage Corp., Term Loan B, due 6/29/22	18,763	^^N
4,000	Merrill Communications LLC, 1st Lien Term Loan, 6.25%, due 5/29/22	3,980	N
3,000	Nord Anglia Education Finance LLC, 1st lien Term Loan, 4.50%, due 3/21/21	2,998	^^
17,000	Protection One, Inc., 1st Lien Term Loan, due 6/19/21	17,000	^^N
9,000	Protection One, Inc., 2nd Lien Term Loan, due 6/19/22	8,865	^^N
3,000	SterlingBackcheck, 1st Lien Term Loan, due 6/10/22	2,985	^^N
		86,445
Communications Equipment (0.1%)
10,973	Riverbed Technology, Inc.,Term Loan B, 6.00%, due 2/25/22	11,077
Diversified Financial Services (0.6%)
1,900	BATS Global Markets Holdings, Inc., Term Loan, 5.75%, due 1/31/20	1,905	N
50,000	Environmental Resources Management, 1st Lien Term Loan, 5.00%, due 5/9/21	49,500	Ø
24,872	IG Investments Holdings LLC, 1st Lien Term Loan, 6.00%, due 10/31/21	24,904	N
		76,309
Electric Utilities (0.4%)
48,776	Astoria Energy LLC, 1st LienTerm Loan, 5.00%, due 12/18/21	49,081	Ø
Electronic Equipment, Instruments & Components (0.0%)
2,000	TTM Technologies, Inc., Term Loan B, 6.00%, due 5/8/21	1,965
Health Care Equipment & Supplies (0.1%)
7,000	Physio-Control International, Inc., 1st Lien Term Loan, 5.50%, due 5/19/22	7,022
PRINCIPAL AMOUNT		VALUE†
$8,000	Physio-Control International, Inc., 2nd Lien Term Loan, 10.00%, due 5/19/22	$7,900	N
		14,922
Health Care Providers & Services (0.3%)
21,000	21st Century Oncology, Inc.,	20,685	N
	Term Loan, 6.50%, due 4/28/22
11,970	Beacon Health Strategies LLC, Term Loan B, 5.00%, due 9/30/21	11,838
		32,523
Healthcare—Products (0.3%)
38,903	Curo Health Services Holdings, Inc., Term Loan B, 6.50%, due 2/2/22	39,170	N
Hotels, Restaurants & Leisure (0.6%)
21,945	Amaya BV, 1st Lien Term Loan, 5.00%, due 7/29/21	21,906
2,000	Boyd Gaming Corp., 1st Lien Term Loan, 4.25%, due 4/17/22	2,003
53,730	Caesars Entertainment Operating Co., Inc., Term Loan B, due 3/1/17	46,707	≠
		70,616
Insurance (0.9%)
92,000	Asurion LLC, 2nd Lien Term Loan, 8.50%, due 2/19/21	93,352
4,000	Confie Seguros Holding II Co., 1st Lien Term Loan B, due 11/9/18	3,998	^^N
8,978	Hyperion Insurance Group Ltd., Term Loan B, 4.81%, due 3/26/22	9,000
		106,350
Internet Software & Services (0.8%)
3,948	AF Borrower LLC, Initial Term Loan, 10.00%, due 1/30/23	3,934	N
2,985	Answers Corp., Term Loan, 6.25%, due 10/3/21	2,537	N
10,000	Internet Brands, Inc., 1st Lien Term Loan, 4.75%, due 6/26/21	9,972
49,513	TravelClick, Inc., 1st Lien Term Loan, 5.50%, due 5/8/21	49,327	N
31,895	Travelport LLC, Term Loan B, 5.75%, due 8/15/21	31,929
		97,699
See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
Machinery (0.4%)
$3,990	Bioplan USA, Inc., 1st Lien Term Loan, 5.75%, due 9/23/21	$3,402
40,898	Dynacast International LLC, 1st Lien Term Loan B, 4.50%, due 1/30/22	40,821
		44,223
Media (1.0%)
3,000	Cirque du Soleil, Inc., 1st Lien Term Loan, due 6/25/22	2,996	^^N
7,000	Cirque du Soleil, Inc., 2nd Lien Term Loan, due 6/25/23	6,930	^^N
17,915	Endemol NV, 1st Lien Term Loan, 6.75%, due 8/6/21	17,680	Ø
20,000	IMG Worldwide, Inc., 1st Lien Term Loan, 5.25%, due 3/19/21	19,940
50,000	Liberty Cablevision of Puerto Rico LLC, Term Loan B, 4.50%, due 1/7/22	49,500	N
5,000	NEP/NCP Holdco, Inc., Term Loan, 10.00%, due 7/22/20	4,937
4,975	Thomson Learning, 1st Lien Term Loan, 7.00%, due 3/6/21	4,975	Ø
14,000	Top Right Group Ltd., Term Loan B, 6.00%, due 4/13/22	13,860	N
		120,818
Miscellaneous Manufacturing (0.1%)
10,000	Novolex Holdings, Inc., 1st Lien Term Loan, due 12/4/21	10,054	^^
Multiline Retail (0.5%)
6,000	At Home Holding III, Inc., Term Loan B, 5.00%, due 5/19/22	5,970	N
15,000	Family Tree Escrow LLC, Term Loan, 4.25%, due 6/9/22	14,944
33,267	JC Penney Co., Inc., Term Loan, 6.00%, due 5/21/18	33,172	^^
3,000	National Vision, Inc., Term Loan, 4.00%, due 3/5/21	2,935
5,000	PriSo Acquisition Corp., Term Loan, 4.50%, due 5/1/22	4,950
		61,971
Oil, Gas & Consumable Fuels (0.1%)
5,990	Arch Coal, Inc., 1st Lien Term Loan, 6.25%, due 5/16/18	4,077	^^
8,000	Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, due 9/30/20	6,110
4,980	Penn Products Terminals LLC, Term Loan B, 4.75%, due 4/1/22	4,989
		15,176
PRINCIPAL AMOUNT		VALUE†
Packaging & Containers (0.1%)
$1,497	Kloeckner Pentaplast of America, Inc., Initial Term Loan, 5.00%, due 4/22/20	$1,500
3,503	Kloeckner Pentaplast of America, Inc., Term Loan B, 5.00%, due 4/22/20	3,508
		5,008
Pharmaceuticals (0.0%)
1,975	Alvogen Pharma US, Inc., 1st Lien Term Loan, 6.00%, due 4/2/22	1,977
Real Estate Invesment Trusts (0.0%)
3,000	Communications Sales & Leasing, Inc., Term Loan B, 5.00%, due 10/16/22	2,943
Software (0.1%)
4,000	CT Technologies Intermediate Holdings, Inc., Term Loan, due 11/5/21	4,004	^^N
9,000	Informatica Corp., Term Loan B, due 6/3/22	8,974	^^
		12,978
Specialty Retail (0.2%)
20,000	Academy Ltd., Term Loan B, due 6/16/22	19,983	^^
Telecommunications (0.1%)
6,930	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	6,891	N
Transportation (0.1%)
7,000	Coyote Logistics LLC, Term Loan B, 6.25%, due 3/24/22	7,035	N
	Total Bank Loan Obligations (Cost $976,559)	972,960
Corporate Debt Securities (3.4%)
Air Freight & Logistics (0.1%)
8,000	XPO Logistics, Inc., 6.50%, due 6/15/22	7,830	ñ
Chemicals (0.0%)
3,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	3	≠Ø

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
Commercial Services & Supplies (0.1%)
$5,000	Constellis Holdings LLC, 9.75%, due 5/15/20	$4,825	ñØ
Communications Equipment (0.3%)
21,000	Avaya, Inc., 7.00%, due 4/1/19	20,527	ñØ
16,000	Avaya, Inc., 10.50%, due 3/1/21	13,200	ñØ
		33,727
Containers & Packaging (0.0%)
3,000	Sealed Air Corp., 5.50%, due 9/15/25	3,022	ñ
Diversified Telecommunication Services (1.4%)
100,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	104,000	ñØ
63,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	55,755	Ø
		159,755
Electric Utilities (0.2%)
19,836	Energy Future Intermediate Holding Co. LLC, 11.75%, due 3/1/22	22,588	≠ñ
Gas Utilities (0.2%)
24,000	Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	22,560	Ø
Health Care Equipment & Supplies (0.0%)
3,000	Hologic, Inc., 5.25%, due 7/15/22	3,064	ñ
Household Products (0.1%)
18,000	The Sun Products Corp., 7.75%, due 3/15/21	16,380	ñ
Insurance (0.4%)
36,888	Ambac Assurance Corp., 5.10%, due 6/7/20	39,470	ñØ
3,000	CNO Financial Group, Inc., 4.50%, due 5/30/20	3,045
3,000	CNO Financial Group, Inc., 5.25%, due 5/30/25	3,049
5,000	Syncora Holdings Ltd., Ser. A, 6.88%, due 9/30/17	2,150	Øµ
		47,714
Machinery (0.0%)
3,000	CNH Industrial Capital LLC, 3.88%, due 7/16/18	3,004	ñ
PRINCIPAL AMOUNT		VALUE†
Media (0.1%)
$4,000	DISH DBS Corp., 5.00%, due 3/15/23	$3,710
6,000	WideOpenWest Finance LLC, 10.25%, due 7/15/19	6,405
		10,115
Oil, Gas & Consumable Fuels (0.1%)
10,000	American Energy-Permian Basin LLC, 8.00%, due 6/15/20	9,800	ñ
Semiconductors & Semiconductor Equipment (0.0%)
3,000	NXP BV, 4.63%, due 6/15/22	2,974	ñ
Software (0.0%)
3,000	Italics Merger Sub, Inc., 7.13%, due 7/15/23	2,962	ñ
Specialty Retail (0.4%)
50,000	Petco Holdings, Inc., 8.50% Cash/9.25% PIK, due 10/15/17	51,375	cñØ
	Total Corporate Debt Securities (Cost $408,174)	401,698
NUMBER OF CONTRACTS
Purchased Options (0.3%)
Call Options (0.1%)
2	Applied Materials, Inc., Call, Jul 2015 @ 25	4
4	Catamaran Corp., Call, Oct 2015 @ 62.5	76
2	Citrix Systems, Inc., Call, Jul 2015 @ 75	40
21	General Electric Co., Call, Jan 2016 @ 27	2,016
5	MGM Resorts International, Call, Sep 2015 @ 21	230
2	MGM Resorts International, Call, Sep 2015 @ 23	34
2	Molson Coors Brewing Co., Call, Jan 2016 @ 80	430
7	Molson Coors Brewing Co., Call, Jan 2016 @ 82.5	1,120
2	Monsato Co., Call, Jan 2017 @ 135	670
3	Penn Virginia Corp., Call, Sep 2015 @ 6	75
5	Starwood Hotels & Resorts Worldwide, Inc., Call, Nov 2015 @ 87.5	1,270
2	Synergy Pharmaceuticals, Inc., Call, Jul 2015 @ 5	660

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF CONTRACTS		VALUE†
6	The Williams Cos., Inc., Call, Jul 2015 @ 55	$1,920
1	Twitter, Inc., Call, Jul 2015 @ 40	41
1	Williams Partners LP, Call, Sep 2015 @ 55	85
1	Zimmer Biomet Holdings, Inc., Call, Jul 2015 @ 115	20
1	Zoetis, Inc., Call, Jul 2015 @ 50	85
		8,776
Put Options (0.2%)
1	AbbVie, Inc., Put, Aug 2015 @ 220	25	[f]
2	Broadcom Corp., Put, Aug 2015 @ 55	700
3	Broadcom Corp., Put, Nov 2015 @ 50	579
3	Brookdale Senior Living, Inc., Put, Aug 2015 @ 35	465
13	Cumulus Media, Inc., Put, Dec 2015 @ 2.5	780
1	Delta Air Lines, Inc., Put, Sep 2015 @ 42	315
1	Delta Air Lines, Inc., Put, Sep 2015 @ 44	425
2	DIRECTV, Put, Jul 2015 @ 85	110
1	Dresser-Rand Group, Inc., Put, Sep 2015 @ 70	25	[f]
2	EuroTrust A/S, Put, Jul 2015 @ 3300	1,199
1	Halliburton Co., Put, Jul 2015 @ 40	22
10	iShares Russell 2000 ETF, Put, Sep 2015 @ 111	1,420
4	MGM Resorts International, Put, Jan 2016 @ 18	720
2	Omnicare, Inc., Put, Sep 2015 @ 90	110
10	SPDR S&P 500 ETF Trust, Put, Jul 2015 @ 205	2,650
14	SPDR S&P 500 ETF Trust, Put, Sep 2015 @ 205	8,680
1	Time Warner Cable, Inc., Put, Jul 2015 @ 150	15
1	Twitter, Inc., Put, Jul 2015 @ 35	74
4	United Continental Holdings, Inc., Put, Sep 2015 @ 60	3,280
5	Yahoo!, Inc., Put, Jan 2016 @ 41	1,975
1	Yelp, Inc., Put, Jul 2015 @ 45	365
		23,934
	Total Purchased Options (Cost $41,041)	32,710
NUMBER OF SHARES		VALUE†
Short-Term Investments (17.9%)
Money Market Funds (17.9%)
2,131,778	Morgan Stanley Institutional Liquidity Fund	$2,131,778	Ø
	(Cost $2,131,778)
	Total Long Positions (100.5%) (Cost $11,905,348)	11,952,158	##
	Cash, receivables and other assets, less liabilities (31.9%)	3,800,265	±†††Ø
	Short Positions (see summary below) ((32.4)%)	(3,856,303)
	Total Net Assets (100.0%)	$11,896,120
Short Positions ((32.4)%)ØØ£
Common Stocks Sold Short (18.6%)
Aerospace & Defense (0.1%)
(110)	The Boeing Co.	(15,259)
Air Freight & Logistics (0.3%)
(199)	CH Robinson Worldwide, Inc.	(12,415)
(2,115)	Royal Mail PLC	(17,098)
		(29,513)
Airlines (0.1%)
(1,250)	Deutsche Lufthansa AG	(16,117	)*
Auto Components (0.1%)
(216)	Gentherm, Inc.	(11,861	)*
Banks (0.2%)
(59)	BB&T Corp.	(2,378)
(575)	Canadian Western Bank	(13,245)
(2)	M&T Bank Corp.	(250)
(138)	Royal Bank of Canada	(8,439)
		(24,312)
Beverages (0.1%)
(32)	The Boston Beer Co., Inc. Class A	(7,424	)*
Biotechnology (0.4%)
(86)	Amgen, Inc.	(13,203)
(116)	Celgene Corp.	(13,425	)*
(174)	Exact Sciences Corp.	(5,175	)*
(116)	Gilead Sciences, Inc.	(13,581)
(389)	Keryx Biopharmaceuticals, Inc.	(3,882	)*
(88)	Synergy Pharmaceuticals, Inc.	(731	)*
		(49,997)

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Capital Markets (0.1%)
(119)	Julius Baer Group Ltd.	$(6,676)*
Chemicals (0.7%)
(37)	Air Products & Chemicals, Inc.	(5,063)
(250)	CF Industries Holdings, Inc.	(16,070)
(250)	Praxair, Inc.	(29,887)
(525)	Rayonier Advanced Materials, Inc.	(8,537)
(1,200)	The Chemours Co.	(19,200)*
		(78,757)
Commercial Services & Supplies (0.2%)
(217)	HNI Corp.	(11,099)
(101)	Stericycle, Inc.	(13,525)*
		(24,624)
Diversified Telecommunication Services (1.1%)
(2,795)	AT&T, Inc.	(99,278)
(26,656)	Telecom Italia SpA	(33,819)*
		(133,097)
Electric Utilities (0.4%)
(394)	CEZ AS	(9,148)
(450)	Duke Energy Corp.	(31,779)
(190)	Pepco Holdings, Inc.	(5,119)
		(46,046)
Electrical Equipment (0.2%)
(325)	Regal Beloit Corp.	(23,592)
Electronic Equipment, Instruments & Components (0.1%)
(127)	Anixter International, Inc.	(8,274)*
Energy Equipment & Services (0.1%)
(1,900)	Calfrac Well Services Ltd.	(11,729)
(106)	Halliburton Co.	(4,565)
		(16,294)
Food & Staples Retailing (0.7%)
(140)	CVS Health Corp.	(14,683)
(208)	Sysco Corp.	(7,509)
(250)	United Natural Foods, Inc.	(15,920)*
(166)	Walgreens Boots Alliance, Inc.	(14,017)
(196)	Wal-Mart Stores, Inc.	(13,902)
(762)	Woolworths Ltd.	(15,851)
		(81,882)
Food Products (0.6%)
(528)	Campbell Soup Co.	(25,159)
(600)	Flowers Foods, Inc.	(12,690)
(201)	General Mills, Inc.	(11,200)
NUMBER OF SHARES		VALUE†
(200)	Ingredion, Inc.	$(15,962)
(144)	The Hain Celestial Group, Inc.	(9,484)*
		(74,495)
Health Care Equipment & Supplies (1.0%)
(121)	Abbott Laboratories	(5,939)
(116)	Becton Dickinson and Co.	(16,431)
(747)	Boston Scientific Corp.	(13,222)*
(275)	Coloplast A/S Class B	(18,044)
(253)	Getinge AB Class B	(6,089)
(116)	Hill-Rom Holdings, Inc.	(6,302)
(179)	Medtronic PLC	(13,264)
(152)	Stryker Corp.	(14,527)
(185)	Varian Medical Systems, Inc.	(15,601)*
(110)	Zimmer Biomet Holdings, Inc.	(12,015)
		(121,434)
Health Care Providers & Services (1.0%)
(125)	AmerisourceBergen Corp.	(13,292)
(161)	Cardinal Health, Inc.	(13,468)
(96)	Henry Schein, Inc.	(13,643)*
(130)	Laboratory Corp. of America Holdings	(15,759)*
(60)	McKesson Corp.	(13,489)
(161)	MEDNAX, Inc.	(11,932)*
(262)	UnitedHealth Group, Inc.	(31,964)
		(113,547)
Hotels, Restaurants & Leisure (0.3%)
(50)	Chipotle Mexican Grill, Inc.	(30,249)*
Household Durables (0.1%)
(342)	Lennar Corp. Class A	(17,456)
Household Products (0.1%)
(125)	The Clorox Co.	(13,002)
Industrial Conglomerates (0.5%)
(100)	3M Co.	(15,430)
(162)	Danaher Corp.	(13,865)
(275)	Siemens AG ADR	(27,921)
		(57,216)
Insurance (0.5%)
(387)	Primerica, Inc.	(17,682)
(175)	Reinsurance Group of America, Inc.	(16,602)
(389)	The Allstate Corp.	(25,235)
		(59,519)
Internet & Catalog Retail (0.1%)
(160)	Expedia, Inc.	(17,496)

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Internet Software & Services (0.2%)
(318)	Alibaba Group Holding Ltd. ADR	$(26,162)*
IT Services (0.3%)
(200)	International Business Machines Corp.	(32,532)
Life Sciences Tools & Services (0.6%)
(193)	ICON PLC	(12,989)*
(185)	PAREXEL International Corp.	(11,897)*
(191)	Quintiles Transnational Holdings, Inc.	(13,868)*
(117)	Thermo Fisher Scientific, Inc.	(15,182)
(178)	Waters Corp.	(22,852)*
		(76,788)
Machinery (1.5%)
(113)	Caterpillar, Inc.	(9,585)
(150)	Cummins, Inc.	(19,678)
(210)	Deere & Co.	(20,380)
(232)	Dover Corp.	(16,282)
(624)	Kennametal, Inc.	(21,291)
(610)	Kone OYJ Class B	(24,754)
(200)	Parker-Hannifin Corp.	(23,266)
(308)	Tennant Co.	(20,125)
(1,154)	The Manitowoc Co., Inc.	(22,618)
		(177,979)
Media (0.3%)
(10)	Charter Communications, Inc. Class A	(1,712)*
(1,346)	Dex Media, Inc.	(983)*
(1)	Gannett Co., Inc.	(7)*
(400)	Omnicom Group, Inc.	(27,796)
		(30,498)
Metals & Mining (0.2%)
(1,900)	ArcelorMittal	(18,468)
Multiline Retail (0.4%)
(402)	Dollar Tree, Inc.	(31,754)*
(2,081)	JC Penney Co., Inc.	(17,626)*
		(49,380)
Oil, Gas & Consumable Fuels (0.6%)
(508)	Boardwalk Pipeline Partners LP	(7,376)
(400)	Exxon Mobil Corp.	(33,280)
(430)	Kinder Morgan, Inc.	(16,508)
(63)	Noble Energy, Inc.	(2,689)
(277)	The Williams Cos., Inc.	(15,897)
		(75,750)
NUMBER OF SHARES		VALUE†
Paper & Forest Products (0.2%)
(550)	Domtar Corp.	$(22,770)
Pharmaceuticals (0.8%)
(143)	Johnson & Johnson	(13,937)
(453)	Merck & Co., Inc.	(25,789)
(135)	Novartis AG ADR	(13,276)
(207)	Novo Nordisk A/S ADR	(11,335)
(67)	Pacira Pharmaceuticals, Inc.	(4,738)*
(386)	Pfizer, Inc.	(12,943)
(263)	Sanofi ADR	(13,026)
		(95,044)
Professional Services (0.1%)
(250)	Nielsen NV	(11,192)
Real Estate Investment Trusts (1.1%)
(89)	American Tower Corp.	(8,303)
(184)	Digital Realty Trust, Inc.	(12,269)
(877)	Duke Realty Corp.	(16,286)
(64)	Federal Realty Investment Trust	(8,198)
(727)	Gaming and Leisure Properties, Inc.	(26,652)
(149)	National Retail Properties, Inc.	(5,216)
(196)	Pebblebrook Hotel Trust	(8,404)
(74)	Post Properties, Inc.	(4,023)
(216)	Realty Income Corp.	(9,588)
(213)	Regency Centers Corp.	(12,563)
(776)	Retail Properties of America, Inc. Class A	(10,810)
(408)	STORE Capital Corp.	(8,201)
		(130,513)
Real Estate Management & Development (0.0%)
(72)	Altisource Portfolio Solutions SA	(2,217)*
Road & Rail (0.5%)
(208)	Canadian National Railway Co.	(12,012)
(301)	Knight Transportation, Inc.	(8,049)
(225)	Norfolk Southern Corp.	(19,656)
(167)	Old Dominion Freight Line, Inc.	(11,457)*
(492)	Werner Enterprises, Inc.	(12,915)
		(64,089)
Semiconductors & Semiconductor Equipment (0.4%)
(282)	Avago Technologies Ltd.	(37,486)
(300)	Texas Instruments, Inc.	(15,453)
		(52,939)

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Software (0.5%)
(83)	Citrix Systems, Inc.	$(5,823)*
(259)	NetScout Systems, Inc.	(9,498)*
(224)	VMware, Inc. Class A	(19,206)*
(250)	Workday, Inc. Class A	(19,097)*
		(53,624)
Specialty Retail (0.4%)
(127)	Ascena Retail Group, Inc.	(2,115)*
(175)	Bed Bath & Beyond, Inc.	(12,071)*
(290)	Outerwall, Inc.	(22,072)
(873)	Staples, Inc.	(13,366)
		(49,624)
Technology Hardware, Storage & Peripherals (0.3%)
(396)	Seagate Technology PLC	(18,810)
(550)	Super Micro Computer, Inc.	(16,269)*
		(35,079)
Textiles, Apparel & Luxury Goods (0.1%)
(105)	Coach, Inc.	(3,634)
(98)	lululemon athletica, Inc.	(6,399)*
		(10,033)
Thrifts & Mortgage Finance (0.1%)
(400)	Home Capital Group, Inc.	(13,861)
Trading Companies & Distributors (0.8%)
(837)	Fastenal Co.	(35,305)
(750)	H&E Equipment Services, Inc.	(14,977)
(267)	MSC Industrial Direct Co., Inc. Class A	(18,629)
(42)	United Rentals, Inc.	(3,680)*
(75)	WESCO International, Inc.	(5,148)*
(69)	WW Grainger, Inc.	(16,329)
		(94,068)
Wireless Telecommunication Services (0.1%)
(3,400)	M1 Ltd.	(8,179)
	Total Common Stocks Sold Short (Proceeds $(2,271,096))	(2,208,928)
Exchange Traded Funds Sold Short (13.5%)
(957)	Energy Select Sector SPDR Fund	(71,928)
(1,722)	Health Care Select Sector	(128,100)
(1,300)	iShares MSCI Japan ETF	(16,653)
(133)	iShares Nasdaq Biotechnology ETF	(49,073)
(2,166)	iShares Russell 2000 ETF	(270,447)
(2,236)	iShares U.S. Real Estate ETF	(159,427)
NUMBER OF SHARES		VALUE†
(518)	Materials Select Sector SPDR Fund	$(25,066)
(670)	Powershares QQQ Trust Series 1	(71,737)
(2,150)	SPDR S&P 500 ETF Trust	(442,577)
(1,127)	SPDR S&P MidCap 400 ETF Trust	(307,896)
(321)	Vanguard REIT ETF	(23,975)
(778)	WisdomTree Japan Hedged Equity Fund	(44,502)
	Total Exchange Traded Funds Sold Short (Proceeds $(1,586,893))	(1,611,381)
PRINCIPAL AMOUNT
Corporate Debt Securities Sold Short (0.3%)
Diversified Financial Services (0.1%)
$(11,800)	Alphabet Holding Co., Inc., 7.75% Cash/8.50% PIK, due 11/1/17	(11,859	)c
IT Services (0.1%)
(21,000)	Sungard Availability Services Capital, Inc., 8.75%, due 4/1/22	(15,540	)ñ
Metals & Mining (0.0%)
(1,000)	Cliffs Natural Resources, Inc., 7.75%, due 3/31/20	(650	)ñ
(1,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40	(455)
		(1,105)
Oil, Gas & Consumable Fuels (0.1%)
(7,000)	SESI LLC, 7.13%, due 12/15/21	(7,490)
	Total Corporate Debt Securities Sold Short (Proceeds $(33,203))	(35,994)
	Total Short Positions (Proceeds $(3,891,192))	(3,856,303)

See Notes to Schedule of Investments

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)

† In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements" ("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

• Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments (long and short positions) in equity securities, exchange traded funds, preferred stocks, purchased option contracts, written option contracts, rights, closed-end funds, master limited partnerships and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Fund's investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

See Notes to Financial Statements

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of forward foreign currency contracts ("forward contracts") is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service's network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swap contracts ("total return swaps") is determined by Management by obtaining valuations from an independent pricing service using the underlying index and stated London Interbank Offered Rate ("LIBOR") (Level 2 inputs).

The value of equity swap contracts ("equity swaps") is determined by Management by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Investments in investment companies, with the exception of closed-end funds, are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures contracts or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

See Notes to Financial Statements

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Investments:
Common Stocks
Food Products	$16,045	$216,106	$—	$232,151
Health Care Equipment & Supplies	307,682	175	—	307,857
Wireless Telecommunication Services	18,759	21,488	—	40,247
Other Common Stocks^	7,713,767	—	—	7,713,767
Total Common Stocks	8,056,253	237,769	—	8,294,022
Preferred Stocks^	9,486	—	—	9,486
Exchange Traded Funds	83,948	—	—	83,948
Master Limited Partnerships^	25,050	—	—	25,050
Rights
Biotechnology	—	55	—	55
Food & Staples Retailing	—	—	449	449
Health Care Providers & Services	2	—	—	2
Total Rights	2	55	449	506
Warrants^	—	—	—	—
Bank Loan Obligations
Aerospace & Defense	—	32,657	20,948	53,605
Building Materials	—	—	5,000	5,000
Commercial Services & Supplies	—	55,832	30,613	86,445
Diversified Financial Services	—	26,809	49,500	76,309
Electric Utilities	—	—	49,081	49,081
Electronic Equipment, Instruments & Components	—	—	1,965	1,965
Health Care Providers & Services	—	11,838	20,685	32,523
Media	—	57,458	63,360	120,818
Multiline Retail	—	56,001	5,970	61,971
Transportation	—	—	7,035	7,035
Other Bank Loan Obligations^	—	478,208	—	478,208
Total Bank Loan Obligations	—	718,803	254,157	972,960
Corporate Debt Securities^	—	401,698	—	401,698
Purchased Options	32,660	50	—	32,710
Short-Term Investments	—	2,131,778	—	2,131,778
Total Long Positions	$8,207,399	$3,490,153	$254,606	$11,952,158

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Financial Statements

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/15
Investments in Securities:
Rights‡
Food & Staples Retailing	$—	$—	$449	$—	$—	$—	$—	$449	$449
Bank Loan ObligationsΩ
Aerospace & Defense	36,446	—	92	22,885	(6,306)	—	(32,169)	20,948	53
Auto Components	49,625	143	607	125	(50,500)	—	—	—	—
Building Materials	—	—	25	4,975	—	—	—	5,000	25
Commercial Services & Supplies	21,296	—	2,707	32,568	(13,153)	—	(12,805)	30,613	40
Diversified Financial Services	48,750	26	724	—	—	—	—	49,500	724
Electric Utilities	49,250	63	992	—	(1,224)	—	—	49,081	968
Electronic Equipment, Instruments & Components	—	1	109	4,825	(2,970)	—	—	1,965	34
Health Care Providers & Services	—	5	(110)	20,790	—	—	—	20,685	(110)
Internet Software & Services	49,010	—	—	—	—	—	(49,010)	—	—
Media	48,500	11	989	13,860	—	—	—	63,360	989
Multiline Retail	—	1	29	5,940	—	—	—	5,970	29
Telecommunications	6,930	—	—	—	—	—	(6,930)	—	—
Transportation	—	10	135	8,915	(2,025)	—	—	7,035	99
Corporate Debt SecuritiesΩ
Chemicals	45	—	—	—	—	—	(45)	—	—
Total	$309,852	$260	$6,748	$114,883	$(76,178)	$—	$(100,959)	$254,606	$3,300

‡ As of the six months ended June 30, 2015, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Ω  These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the six months ended June 30, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, $100,959 was transferred from Level 3 to Level 2 as a result of an increase in the number of observable inputs that were readily available to the
See Notes to Financial Statements

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

independent pricing service. In addition, $195,723 was transferred from Level 2 to Level 1 as a result of obtaining quoted prices in the active market.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of June 30, 2015:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Forward contracts (unrealized appreciation)	$—	$9,534	$—	$9,534
Total return swaps (unrealized appreciation)	—	3,285	—	3,285
Equity swaps (unrealized appreciation)	—	10,367	1,350	11,717
Total	$—	$23,186	$1,350	$24,536

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/15
Investments in Securities:
Equity SwapsΩ
United States	$—	$—	$1,350	$—	$—	$—	$—	$1,350	$1,350
Total	$—	$—	$1,350	$—	$—	$—	$—	$1,350	$1,350

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short^	$(2,208,928)	$—	$—	$(2,208,928)
Exchange Traded Funds Sold Short	(1,611,381)	—	—	(1,611,381)
Corporate Debt Securities Sold Short^	—	(35,994)	—	(35,994)
Total Short Positions	$(3,820,309)	$(35,994)	$—	$(3,856,303)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the six months ended June 30, 2015, certain securities transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, $38,835 was transferred from Level 2 to Level 1 as a result of obtaining quoted prices in the active market.

See Notes to Financial Statements

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of June 30, 2015:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$—	$(2,076)	$—	$(2,076)
Equity swaps (unrealized depreciation)	—	(28,841)	—	(28,841)
Option contracts written	(15,356)	—	—	(15,356)
Total return swaps (unrealized depreciation)	—	(82)	—	(82)
Total	$(15,356)	$(30,999)	$—	$(46,355)

## At June 30, 2015, the cost of investments for U.S. federal income tax basis was $11,905,348. Gross unrealized appreciation of investments was $467,498 and gross unrealized depreciation of investments was $420,688, resulting in net unrealized appreciation of $46,810 based on cost for U.S. federal income tax purposes.

* Security did not produce income during the last twelve months.

^^ All or a portion of this security has not settled as of June 30, 2015 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

± At June 30, 2015, the Fund had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Broadcom Corp., Call	2	$55	August 2015	$(48)
Delta Air Lines, Inc., Call	1	52.5	September 2015	(20)
Delta Air Lines, Inc., Call	1	55	September 2015	(14)
Delta Air Lines, Inc., Put	1	37	September 2015	(111)
Delta Air Lines, Inc., Put	1	39	September 2015	(173)
General Electric Co., Put	21	23	January 2016	(945)
iShares Russell 2000 ETF, Put	10	90	September 2015	(200)
MGM Resorts International, Put	7	19	September 2015	(1,211)
Molson Coors Brewing Co., Put	9	67.5	January 2016	(4,086)
Monsato Co., Put	2	105	January 2017	(2,490)
Starwood Hotels & Resorts Worldwide, Inc., Put	5	82.5	November 2015	(3,085)
The Williams Cos., Inc., Call	6	57.5	July 2015	(870)
The Williams Cos., Inc., Call	3	62.5	August 2015	(345)
Time Warner Cable, Inc., Call	2	180	July 2015	(370)
United Continental Holdings, Inc., Call	4	72.5	September 2015	(60)
United Continental Holdings, Inc., Put	4	52.5	September 2015	(1,328)
Total				$(15,356)

≠ Security had an event of default.

£ At June 30, 2015, the Fund had pledged securities in the amount of $977,833 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.

a All or a portion of this security has been pledged as collateral.

c Payment-in-kind ("PIK") security for which part of the income earned may be paid as additional principal.

See Notes to Financial Statements

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

f Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

ñ Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At June 30, 2015, these securities amounted to $311,851 of long positions and $(16,190) of short positions, or 2.6% and (0.1)%, respectively, of net assets for the Fund.

N These securities have been deemed by the investment manager to be illiquid. At June 30, 2015, these securities amounted to $319,758 or 2.7% of net assets for the Fund.

Ø All or a portion of this security and/or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put option contracts written and/or forward contracts and/or swaps.

ØØ At June 30, 2015, the Fund had deposited $3,801,374 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

µ Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2015 and their final maturities.

††† See Note A-12 in the Notes to Financial Statements for the Fund's open positions in derivatives at June 30, 2015.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

ABSOLUTE RETURN MULTI- MANAGER PORTFOLIO
June 30, 2015
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$11,952,158
Cash	248,989
Due from Custodian	6,364
Foreign Currency**	91,320
Cash collateral segregated for short sales (Note A-10)	3,801,374
Dividends and interest receivable	18,018
Foreign tax reclaims	494
Receivable for securities sold	529,335
Receivable for Fund shares sold	2,866
Receivable from administrator—net (Note B)	26,895
Open swap contracts, at value (Note A-12)	15,002
Receivable for open forward foreign currency contracts (Note A-12)	9,534
Prepaid expenses and other assets	76
Total Assets	16,702,425
Liabilities
Investments sold short, at value*** (Note A-10)	3,856,303
Option contracts written, at value**** (Note A-12)	15,356
Due to Custodian	3,377
Dividends and interest payable for short sales	8,313
Open swap contracts, at value (Note A-12)	28,923
Payable to investment manager (Note B)	16,307
Payable for securities purchased	623,252
Payable for Fund shares redeemed	3,570
Payable for open forward foreign currency contracts (Note A-12)	2,076
Accrued expenses and other payables	248,828
Total Liabilities	4,806,305
Net Assets	$11,896,120
Net Assets consist of:
Paid-in capital	$11,640,767
Undistributed net investment income (loss)	(41,485)
Accumulated net realized gains (losses) on investments	220,080
Net unrealized appreciation (depreciation) in value of investments	76,758
Net Assets	$11,896,120
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,161,774
Net Asset Value, offering and redemption price per share
Class S	$10.24
*Cost of Investments:
Unaffiliated issuers	$11,905,348
**Total cost of foreign currency	$90,615
***Proceeds from investments sold short	$3,891,192
****Premium received from option contracts written	$16,212

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

ABSOLUTE RETURN MULTI- MANAGER PORTFOLIO
For the Six Months Ended June 30, 2015
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$73,158
Interest income—unaffiliated issuers	33,666
Foreign taxes withheld (Note A-6)	(1,477)
Total income	$105,347
Expenses:
Investment management fees (Note B)	84,583
Administration fees (Note B)	14,926
Distribution fees (Note B)	12,439
Audit fees	20,084
Custodian and accounting fees (Note A)	141,625
Legal fees	14,876
Shareholder reports	9,917
Trustees' fees and expenses	16,134
Short sales expense (Note A-10)	8,147
Dividend expense on securities sold short (Note A-10)	30,510
Miscellaneous	5,508
Total expenses	358,749
Expenses reimbursed by Management (Note B)	(195,377)
Total net expenses	163,372
Net investment income (loss)	$(58,025)
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	237,025
Sales of investment securities of unaffiliated issuers sold short	(52,042)
Forward foreign currency contracts	15,057
Foreign currency	100
Option contracts written	9,255
Swap contracts	(23,776)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	(1,898)
Unaffiliated investment securities sold short	72,341
Forward foreign currency contracts	363
Foreign currency	(2,238)
Option contracts written	(241)
Swap contracts	14,908
Net gain (loss) on investments	268,854
Net increase (decrease) in net assets resulting from operations	$210,829

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO
	Six Months Ended June 30, 2015 (Unaudited)	Period from May 1, 2014 (Commencement of Operations) to December 31, 2014
Increase (Decrease) in Net Assets:
From Operations (Note A):
Net investment income (loss)	$(58,025)	$(58,968)
Net realized gain (loss) on investments	185,619	72,442
Change in net unrealized appreciation (depreciation) of investments	83,235	(6,477)
Net increase (decrease) in net assets resulting from operations	210,829	6,997
From Fund Share Transactions (Note D):
Proceeds from shares sold	3,595,185	8,565,908
Payments for shares redeemed	(380,168)	(102,631)
Net increase (decrease) from Fund share transactions	3,215,017	8,463,277
Net Increase (Decrease) in Net Assets	3,425,846	8,470,274
Net Assets:
Beginning of period	8,470,274	—
End of period	$11,896,120	$8,470,274
Undistributed net investment income (loss) at end of period	$(41,485)	$16,540

See Notes to Financial Statements

Notes to Financial Statements Absolute Return
Multi-Manager Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1 General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eleven separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the 1933 Act. The Fund had no operations until May 1, 2014, other than matters relating to its organization and registration of shares under the 1933 Act. The Fund currently offers only Class S shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the intention of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. As of June 30, 2015, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

As determined on December 31, 2014, permanent differences resulting primarily from different book and tax accounting were reclassified at period end. Such differences are attributed to the tax treatment of: paydown losses on mortgage-backed securities, income recognized on swap transactions, non-deductible stock issuance costs, the tax treatment of foreign currency gains and losses, payments in lieu of dividends on short sales and gains from passive foreign investment companies. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the period ended December 31, 2014, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$(37,527)	$75,508	$(37,981)

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$131,977	$3,207	$(66,622)	$—	$(24,038)	$44,524

The differences between book basis and tax basis distributable earnings are primarily due to: wash sale loss deferrals, amortization of organizational costs, mark-to-market on certain swap contract transactions, mark-to-market adjustments on foreign currency contracts, unsettled wash sale loss deferrals, straddle loss deferrals, mark-to-market adjustments on passive foreign investment companies, constructive sales gains and delayed settlement compensation on bank loans.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, if any, it is the policy of the Fund not to distribute such gains.

6 Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7 Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a year (usually in October). Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

8 Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9 Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10 Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in "Cash collateral segregated for short sales" on the Statement of Assets and Liabilities. The Fund is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender). The Fund is contractually responsible to the lender for any dividends and interest payable on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund and are excluded from the contractual expense limitation. As of June 30, 2015, the Fund had pledged cash in the amount of $3,801,374 to J.P. Morgan Chase Bank, N.A. ("JPM"), as collateral for short sales. In addition, JPM has a perfected security interest in these assets. At June 30, 2015, the Fund had pledged securities in the amount of $977,833 to JPM to cover collateral requirements for borrowing in connection with securities sold short.

11 Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have actively-managed investment objectives. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

12 Derivative instruments: During the six months ended June 30, 2015, the Fund's use of derivatives, as described below, was limited to equity swaps, total return swaps, forward contracts, and purchased and written option transactions. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Equity swap contracts: During the six months ended June 30, 2015, the Fund used equity swaps to provide investment exposure to certain investments, primarily foreign securities. Equity swaps are two-party contracts in which counterparties exchange the return on a specified reference security, basket of securities, security index or index component for the return based on a fixed or floating interest rate on another equity security or basket of securities during the period of the swap. Equity swaps are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the adviser or subadviser, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses.

At June 30, 2015, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Value
J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	$(17,124)

* The following table represents the individual long and short positions and related values of the equity swaps as of June 30, 2015.

Reference Entity	Shares	Notional Value(a)(b)	Net Unrealized Appreciation (Depreciation)
Long Positions
Brazil
Porto Sudeste Royalties FIP	12,123	$14,875	$(5,322)
SLC Agricola SA	901	4,258	755
			(4,567)
Canada
Athabasca Oil Corp.	13,515	24,092	(2,018)
France
Alstom SA	432	13,552	(1,295)
Cellectis SA	5	220	(39)
Klepierre	387	17,893	(870)
Plastic Omnium SA	316	8,818	(767)
Societe Television Francaise 1	1,009	17,398	4
Vallourec SA	177	3,779	(164)
			(3,131)
Ireland
Bank of Ireland	47,770	18,430	849
CRH PLC	468	12,879	332
Kerry Group PLC	114	8,317	133
Origin Enterprises PLC	500	4,607	(176)
Permanent TSB Group Holdings PLC	800	4,013	172
			1,310
Portugal
Galp Energia SGPS SA	436	5,214	(100)
Spain
Acciona SA	112	8,594	(137)

Reference Entity	Shares	Notional Value(a)(b)	Net Unrealized Appreciation (Depreciation)
United Kingdom
Associated British Foods PLC	231	$10,050	$370
AstraZeneca PLC	258	18,356	(2,063)
BG Group PLC	2,856	51,687	(4,142)
British American Tobacco PLC	316	17,868	(912)
Henderson Group PLC	2,091	9,405	(830)
Infinis Energy PLC	4,245	12,697	243
Pearson PLC	358	7,311	(532)
Prudential PLC	725	17,933	(476)
Rexam PLC	7,918	70,383	(1,708)
SABMiller PLC	99	5,579	(439)
Spire Healthcare Group PLC	755	3,859	92
St. James's Place PLC	662	8,533	891
			(9,506)
United States
Atlas Energy Group LLC	510	551	1,999
Safeway, Inc.	6,014	—	1,350
Williams Partners LP	63	3,123	(72)
			3,277
Total Long Positions of Equity Swaps			(14,872)
Short Positions
France
LVMH Moet Hennessy Louis Vuitton SE	(49)	(8,066)	(519)
Technip SA	(93)	(5,975)	219
			(300)
Netherlands
Royal Dutch Shell PLC	(1,272)	(39,937)	3,822
Spain
Banco Popular Espanol SA	(974)	(4,808)	89
Mediaset Espana Comunicacion SA	(796)	(9,123)	(1,309)
Repsol SA	(644)	(6,218)	397
			(823)
United Kingdom
Poundland Group PLC	(890)	(4,448)	(73)
Total Short Positions of Equity Swaps			2,626
Total Long and Short Positions of Equity Swaps			(12,246)
Financing Costs and Other Payables			(4,878)
Equity Swaps, at Value			$(17,124)

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

(b) For the six months ended June 30, 2015, the average notional value of equity swaps was $392,774 for long positions and $(90,967) for short positions.

Total return swap contracts: During the six months ended June 30, 2015, the Fund used total return swaps to hedge certain indices and provide investment exposure to certain investments, primarily foreign securities. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the total return swaps is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

At June 30, 2015, the outstanding total return swaps for the Fund were as follows:

			Rate Type
Swap Counterparty	Notional Amount(1)	Termination Date	Variable-rate Payments Made/ (Received) by the Fund		Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments	Total Fair Value
J.P. Morgan Chase Bank, N.A.	$11,288	May 19, 2016	(2.815%)	(2)	Bank Central Asia	$(13)	$155	$—	$142
J.P. Morgan Chase Bank, N.A.	2,629	June 30, 2016	(2.813%)	(3)	Bank Mandiri	—	(8)	—	(8)
J.P. Morgan Chase Bank, N.A.	88,895	April 15, 2016	0.739%	(4)	Bank of China (Hong Kong) Ltd.	(4)	1,033	—	1,029
J.P. Morgan Chase Bank, N.A.	1,903	May 9, 2016	1.935%	(5)	Piraeus Bank SA	(1)	(53)	—	(54)
J.P. Morgan Chase Bank, N.A.	39,578	June 27, 2016	(0.466%)	(6)	The EURO STOXX 50 Index	(2)	2,116	—	2,114
J.P. Morgan Chase Bank, N.A.	7,965	April 4, 2016	1.185%	(7)	Turkcell Iletisim Hizmetleri AS	(3)	(17)	—	(20)
Total						$(23)	$3,226	$—	$3,203

(1) For the six months ended June 30, 2015, the average notional value of total return swaps was $56,934.

(2) 1 month LIBOR minus 3.00% at June 15, 2015.

(3) 1 month LIBOR minus 3.00% at June 15, 2015.

(4) 1 month HIBOR plus 0.50% at June 15, 2015.

(5) 1 month LIBOR plus 1.75% at June 15, 2015.

(6) 1 month EURIBOR minus 0.40% at June 15, 2015.

(7) 1 month LIBOR plus 1.00% at June 15, 2015.

Forward foreign currency contracts: During the six months ended June 30, 2015, the Fund used forward contracts to hedge foreign currency.

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original forward contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain (loss) on forward foreign currency contracts" in the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

At June 30, 2015, open forward contracts for the Fund were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	21,000	$16,024	07/31/15	$151
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	19,141	15,618	08/19/15	(303)
Czech Koruna	J.P. Morgan Chase Bank, N.A.	248,897	10,341	08/19/15	(160)
Euro	J.P. Morgan Chase Bank, N.A.	1,900	2,154	08/19/15	(34)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	5,468,900	45,562	08/19/15	(850)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	2,300	3,572	08/19/15	41
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	11,600	8,639	08/19/15	(33)
South African Rand	J.P. Morgan Chase Bank, N.A.	78,100	6,525	08/19/15	(161)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	51,401	6,246	08/19/15	(39)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	26,330	28,417	08/19/15	(201)
Total					$(1,589)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	50,869	$40,844	08/19/15	$1,703
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	9,000	7,489	07/31/15	287
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	40,262	33,690	08/19/15	1,476
Euro	J.P. Morgan Chase Bank, N.A.	31,000	34,569	07/31/15	(5)
Euro	J.P. Morgan Chase Bank, N.A.	122,690	138,668	08/19/15	1,795
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	74,261	9,580	08/19/15	— #
Israeli New Shekel	J.P. Morgan Chase Bank, N.A.	52,095	13,566	08/19/15	(240)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	9,704,277	81,434	08/19/15	2,095
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	34,400	4,410	08/19/15	28
Philippine Peso	J.P. Morgan Chase Bank, N.A.	799,500	17,645	08/19/15	(50)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	3,167	4,993	08/19/15	19
South African Rand	J.P. Morgan Chase Bank, N.A.	604,710	50,458	08/19/15	1,181
Swedish Krona	J.P. Morgan Chase Bank, N.A.	42,360	5,159	08/19/15	44
Swiss Franc	J.P. Morgan Chase Bank, N.A.	26,330	28,907	08/19/15	691
Thai Baht	J.P. Morgan Chase Bank, N.A.	532,200	15,753	08/19/15	23
Total					$9,047

# Amount is less than $0.50.

For the six months ended June 30, 2015, the Fund's investment in forward contracts had an average value of $285,207.

Options: Premiums received by the Fund upon writing a covered call option or a put option are recorded in the Liabilities section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a covered call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium. All securities covering outstanding options are held in escrow by the custodian bank.

Written option transactions were used in an attempt to generate incremental returns for the Fund for the six months ended June 30, 2015. Written option transactions for the Fund for the six months ended June 30, 2015 were as follows:

	Number of Contracts	Premium Received
Outstanding 12/31/14	57	$4,442
Options written	152	23,469
Options closed	(112)	(9,977)
Options expired	(18)	(1,722)
Outstanding 6/30/15	79	$16,212

Premiums paid by the Fund upon purchasing a call or put option are recorded in the Assets section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expires, the Fund realizes a gain or loss and the asset is eliminated.

For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Purchased option transactions were used in an attempt to manage or adjust the risk profile and the investment exposure of the Fund to certain securities and enhance returns for the six months ended June 30, 2015.

For the six months ended June 30, 2015, the Fund had an average market value of $27,180 in purchased options and $(7,720) in written options.

At June 30, 2015, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Currency Risk	Equity Risk	Total
Forward contracts	Receivable for open forward foreign currency contracts	$9,534	$—	$9,534
Equity swaps	Open swap contracts, at value	—	11,717	11,717
Total return swaps	Open swap contracts, at value	—	3,285	3,285
Option contracts purchased	Investments in securities, at value	—	32,710	32,710
Total Value—Assets		$9,534	$47,712	$57,246

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Currency Risk	Equity Risk	Total
Forward contracts	Payable for open forward foreign currency contracts	$(2,076)	$—	$(2,076)
Equity swaps	Open swap contracts, at value	—	(28,841)	(28,841)
Total return swaps	Open swap contracts, at value	—	(82)	(82)
Option contracts written	Option contracts written, at value	—	(15,356)	(15,356)
Total Value—Liabilities		$(2,076)	$(44,279)	$(46,355)

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2015, was as follows:

Realized Gain (Loss)

Derivative Type	Statement of Operations Location	Currency Risk	Equity Risk	Total
Forward contracts	Net realized gain (loss) on: Forward foreign currency contracts	$15,057	$—	$15,057
Option contracts written	Net realized gain (loss) on: Option contracts written	—	9,255	9,255
Option contracts purchased	Net realized gain (loss) on: Sales of investment securities of unaffiliated investment issuers	—	(42,892)	(42,892)
Swap contracts	Net realized gain (loss) on: Swap contracts	—	(23,776)	(23,776)
Total Realized Gain (Loss)		$15,057	$(57,413)	$(42,356)

Change in Appreciation
(Depreciation)

Derivative Type	Statement of Operations Location	Currency Risk	Equity Risk	Total
Forward contracts	Change in net unrealized appreciation (depreciation) in value of: Forward foreign currency contracts	$363	$—	$363
Option contracts written	Change in net unrealized appreciation (depreciation) in value of: Option contracts written	—	(241)	(241)
Option contracts purchased	Change in net unrealized appreciation (depreciation) in value of: Unaffiliated investment securities	—	(2,858)	(2,858)
Swap contracts	Change in net unrealized appreciation (depreciation) in value of: Swap contracts	—	14,908	14,908
Total Change in Appreciation (Depreciation)		$363	$11,809	$12,172

The Fund discloses both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's derivative assets and liabilities at fair value by type are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of June 30, 2015.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward contracts	$9,534	$—	$9,534
Equity swaps	11,717	—	11,717
Total return swaps	3,285	—	3,285
Total	$24,536	$—	$24,536

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount(b)
J.P. Morgan Chase Bank, N.A.	$24,536	$(24,536)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Equity swaps	$(28,841)	$—	$(28,841)
Total return swaps	(82)	—	(82)
Forward contracts	(2,076)	—	(2,076)
Total	$(30,999)	$—	$(30,999)

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount(c)
J.P. Morgan Chase Bank, N.A.	$(30,999)	$24,536	$—	$(6,463)

(a) Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b) Net Amount represents amounts subject to loss as of June 30, 2015, in the event of a counterparty failure.

(c) Net Amount represents amounts under-collateralized by the Fund to each counterparty as of June 30, 2015.

13 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under an Investment Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 1.700% of the first $250 million of the Fund's average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.600% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2015, the investment management fee pursuant to the Investment Management Agreement was equivalent to an annual effective rate of 1.700% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains JPM as its sub-administrator under a Sub-Administration Agreement. Management pays JPM a fee for all services received under this agreement.

Management has contractually undertaken to waive fees and/or reimburse the Fund for its total annual operating expenses (excluding interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation) ("Operating Expenses") which exceed the expense limitation as detailed in the following table. The Fund has agreed to repay Management for fees and expenses waived and/or its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation in place at the time the fees and expenses were waived or reimbursed, and the repayment is made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2015, there was no repayment to Management under its contractual expense limitation.

At June 30, 2015, the Fund's contingent liabilities to Management under its contractual expense limitation were as follows:

			Expenses Reimbursed in Fiscal Period Ending, December 31,
			2014(2)	2015
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2017	2018
Class S	2.40%	12/31/18	$316,564	$195,377

(1) Expense limitation per annum of the Fund's average daily net assets.

(2) Period from May 1, 2014 (Commencement of Operations) to December 31, 2014.

NB Alternative Investment Management LLC ("NBAIM"), as the investment adviser to the Fund, is retained by Management to provide day-to-day investment management services, including oversight of the Fund's investments and handling its day-to-day business, including oversight of the subadvisers' investment activities, and receives a monthly fee paid by Management. As investment manager, Management is responsible for overseeing the investment activities of NBAIM. Several individuals who are Officers and/or Trustees of the Trust are also employees of NBAIM and/or Management.

Management and NBAIM currently engage Blue Jay Capital Management, LLC, Cloud Gate Capital LLC, Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management, Inc., Lazard Asset Management LLC, Levin Capital Strategies, L.P., SLS Management, LLC, Sound Point Capital Management, L.P., and Visium Asset Management, LP as subadvisers to provide investment management services. Management compensates the subadvisers out of the investment advisory fees it receives from the Fund.

The Fund also has a distribution agreement with Management with respect to Class S. Management acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below and bears advertising and promotion expenses.

For the Fund's Class S, Management acts as agent in arranging for the sale of Class shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan (the "Plan") with respect to this class, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to the class, Management's activities and expenses related to the sale and distribution of the class, and ongoing services provided to investors in the class, Management receives from the class a fee at the annual rate of 0.25% of Class S's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for the class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2015, there were purchase and sale transactions of long-term securities (excluding equity swaps, total return swaps, forward contracts and option contracts) as follows:

Purchases	Securities Sold Short	Sales	Covers on Securities Sold Short
$25,532,190	$5,971,190	$22,524,877	$4,555,731

During the six months ended June 30, 2015, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2015 and for the period ended December 31, 2014 was as follows:

	For the Six Months Ended June 30, 2015				For the Period Ended December 31, 2014
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class S	352,566	—	(37,301)	315,265	856,839	—	(10,330)	846,509	(1)

(1) Period from May 1, 2014 (Commencement of Operations) to December 31, 2014.

Other: At June 30, 2015, there was an affiliated investor owning 55.9% of the Fund's outstanding shares.

Note E—Line of Credit:

At June 30, 2015, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. The Fund and the two other multi-managed funds in the complex are subject to a separate limitation under the Credit Facility and collectively can only borrow $200,000,000 at any one time. Other investment companies managed by Management also participate in this line of credit on the same terms except that they are not subject to that $200,000,000 limitation. Under the terms of the Credit Facility, the Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2015. During the period from June 12, 2015 (the date the Fund became a participant in the Credit Facility) through June 30, 2015, the Fund did not utilize this line of credit.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Absolute Return Multi-Manager Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00%, or (0.00)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class S
	Six Months Ended June 30, 2015, (Unaudited)		Period from May 1, 2014^ to December 31, 2014
Net Asset Value, Beginning of Period	$10.01		$10.00
Income From Investment Operations:
Net Investment Income (Loss)‡	(0.06)		(0.08)
Net Gains or Losses on Securities (both realized and unrealized)	0.29		0.09
Total From Investment Operations	0.23		0.01
Net Asset Value, End of Period	$10.24		$10.01
Total Return††	2.30	%**	0.10	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$11.9		$8.5
Ratio of Gross Expenses to Average Net Assets#	7.20	%*	9.43	%*@
Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expenses relating to short sales)	6.43	%*	8.88	%*@
Ratio of Net Expenses to Average Net Assets	3.28	%*	3.25	%*@
Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expenses relating to short sales)	2.51	%*	2.69	%*@
Ratio of Net Investment Income/(Loss) to Average Net Assets	(1.17	)%*	(1.21	)%*@
Portfolio Turnover Rate (including securities sold short)	217	%**	264	%**
Portfolio Turnover Rate (excluding securities sold short)	222	%**	213	%**

See Notes to Financial Highlights

Notes to Financial Highlights Absolute Return Multi-Manager Portfolio (Unaudited)

†† Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and the other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

‡ Calculated based on the average number of shares outstanding during each fiscal period.

# Represents the annualized ratio of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

@ Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

* Annualized.

** Not annualized.

^ The date investment operations commenced.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, upon request, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

Neuberger Berman
Advisers Management Trust

Short Duration Bond Portfolio

I Class Shares

Semi-Annual Report

June 30, 2015

B0374 08/15

Short Duration Bond Portfolio Commentary

The Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") Class I generated a 0.28% total return for the six months ended June 30, 2015, underperforming its benchmark, the Barclays 1-3 Year U.S. Government/Credit Index, which returned 0.72% for the same period.

After declining during the first three months of 2015, U.S. Treasury yields rose sharply during the second quarter. This turnaround was triggered by signs of improving economic data and expectations that, before the end of the year, the U.S. Federal Reserve (Fed) would institute its first rate hike in nearly a decade. For the reporting period as a whole, the yield on the two-year Treasury declined three basis points (bps), whereas the 10-year Treasury yield rose 18 bps. Most spread sectors generated modest gains during the reporting period and performed largely in line with equal-duration Treasuries.

Detracting the most from the Fund's performance during the reporting period was its duration and yield curve positioning. In particular, having an underweight to the two- to three-year portion of the curve was a drag on results. The Fund's allocation to agency mortgage-backed securities also detracted from performance. In contrast, an allocation to commercial mortgage-backed securities (CMBS) was a modest contributor to performance.

The Fund maintained its overall positioning during the six-month period, with an overweight to the spread sectors and an underweight to Treasuries. However, several adjustments were made to the Fund, including modestly paring its CMBS exposure and slightly adding to its Treasury allocation. We actively participated in the investment grade corporate bond new issuance market and sold certain positions that we considered to be fully valued and where we felt there were potential event risks.

We believe the recent increase in Treasury yields is consistent with underlying global economic trends. At the same time, deflation fears have diminished and we think global developed market interest rates are now pricing in a more realistic inflation premium. Overall, the interest rate markets have been starting to move in line with our expectations, as our fair value estimate for the 10-year Treasury has been between 2.75% and 2.95% since last year. What's more, the Fed's median estimate for the federal funds rate has shifted down and is now 1.625% for the end of 2016, versus 1.875% in March. We continue to think that the Fed's first rate hike will occur in 2015, but believe the Fed will take a measured approach to future increases. We anticipate continued volatility in the financial markets in the coming months given incoming economic data, uncertainties regarding global central bank actions and geopolitical issues. However, we believe periods of market volatility need not always be feared, as they often breed a steady stream of investment opportunities. What's more, we believe interest rate fears are being overblown, as we anticipate them to edge only modestly higher over the next 12 months.

Sincerely,

THOMAS SONTAG AND MICHAEL J. FOSTER
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report, and are subject to change without notice.

1

Short Duration Bond Portfolio

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	22.4%
Corporate Debt Securities	35.7
Mortgage-Backed Securities	31.1
U.S. Treasury Securities	8.8
Short-Term Investments	2.3
Liabilities, less cash, receivables and other assets	(0.3)
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception Date	Six Month Period Ended 06/30/2015	Average Annual Total Return Ended 06/30/2015
			1 Year	5 Years	10 Years	Life of Fund
Short Duration Bond Portfolio Class I	09/10/1984	0.28%	0.33%	1.62%	1.91%	5.10%
Barclays 1-3 Year U.S. Government/ Credit Index[1,2]		0.72%	0.93%	1.17%	2.83%	5.73%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC (Management) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended June 30, 2015, the 30-day SEC yield was 0.57% for Class I shares.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2014 was 0.82% for Class I shares (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended June 30, 2015 can be found in the Financial Highlights section of this report.

2

Endnotes

1 The date used to calculate Life of Fund performance for the index is September 10, 1984, the Fund's commencement of operations.

2 The Barclays 1-3 Year U.S. Government/Credit Index is the 1-3 year component of the Barclays U.S. Government/Credit Index. The Barclays U.S. Government/Credit Index is the non-securitized component of the Barclays U.S. Aggregate Bond Index and includes Treasuries and government-related (agency, sovereign, supranational, and local authority debt) and investment-grade corporate securities. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that investors cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Management and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC.

© 2015 Neuberger Berman Management LLC, distributor. All rights reserved

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 6/30/15

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SHORT DURATION BOND PORTFOLIO

Actual	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During the Period* 1/1/15 – 6/30/15
Class I	$1,000.00	$1,002.80	$4.07
Hypothetical (5% annual return before expenses)**
Class I	$1,000.00	$1,020.73	$4.11

* Expenses are equal to the annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

** Hypothetical expenses are equal to the annualized expense ratio of 0.82%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Short Duration Bond Portfolio (Unaudited) 6/30/15

PRINCIPAL AMOUNT		VALUE†
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (8.8%)
$2,600,000	U.S. Treasury Notes, 0.63%, due 12/31/16	$2,604,469
7,715,000	U.S. Treasury Notes, 0.50%, due 1/31/17– 3/31/17	7,706,254
5,150,000	U.S. Treasury Notes, 1.00%, due 2/15/18 & 5/15/18	5,156,175
880,000	U.S. Treasury Notes, 0.75%, due 4/15/18	874,844
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $16,339,615)	16,341,742
Mortgage-Backed Securities (31.1%)
Adjustable Mixed Balance (1.7%)
1,955,588	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.40%, due 9/20/36	1,725,992	µ
316,207	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.31%, due 6/19/34	305,933	µ
1,168,753	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.55%, due 12/25/34	1,154,919	µ
		3,186,844
Commercial Mortgage-Backed (18.0%)
1,613,701	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	1,614,000
4,650,648	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	4,627,730
1,062,303	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	1,063,983
1,813,633	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	1,810,369
2,133,318	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	2,128,429
1,854,698	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 6.00%, due 6/15/38	1,894,197	µ
1,195,948	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	1,209,066	ñ
1,246,491	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	1,310,396
2,300,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	2,313,048
3,822,055	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	3,825,261
1,283,844	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	1,295,914
3,246,277	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	3,258,908
3,199,979	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	3,217,083
3,626,790	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	3,622,144
		33,190,528
Mortgage-Backed Non-Agency (1.8%)
576,398	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	649,883	ñ
2,000,473	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,220,787	ñ
358,678	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	404,486	ñ
		3,275,156
Fannie Mae (5.8%)
1,910,875	Pass-Through Certificates, 3.50%, due 10/1/25	2,013,769
3,485,285	Pass-Through Certificates, 3.00%, due 9/1/27	3,613,880
4,750,484	Pass-Through Certificates, 4.50%, due 5/1/41– 5/1/44	5,140,701
		10,768,350
See Notes to Schedule of Investments

5

Schedule of Investments Short Duration Bond Portfolio (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
Freddie Mac (3.8%)
$6,521	Pass-Through Certificates, 10.00%, due 4/1/20	$6,551
2,046,410	Pass-Through Certificates, 3.50%, due 5/1/26	2,159,132
2,432,156	Pass-Through Certificates, 3.00%, due 1/1/27	2,516,754
2,134,935	Pass-Through Certificates, 4.50%, due 11/1/39	2,308,924
		6,991,361
	Total Mortgage-Backed Securities (Cost $58,240,636)	57,412,239
Corporate Debt Securities (35.7%)
Agriculture (0.5%)
615,000	BAT Int'l Finance PLC, Guaranteed Notes, 1.85%, due 6/15/18	616,143	ñ
220,000	Reynolds American, Inc., Guaranteed Notes, 2.30%, due 6/12/18	221,653
		837,796
Auto Manufacturers (3.6%)
1,900,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, due 8/11/15	1,901,243	ñ
1,510,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	1,569,272
1,405,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	1,405,603	ñ
1,005,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	1,001,670	ñ
750,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 1.25%, due 5/23/17	750,760	ñ
		6,628,548
Banks (11.2%)
980,000	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	980,668
1,110,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	1,130,473
3,325,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	3,321,542
1,280,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	1,284,420
6,390,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	6,394,780
785,000	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	781,805	ñ
480,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	481,930
1,445,000	Sumitomo Mitsui Banking Corp., Guaranteed Notes, 0.90%, due 1/18/16	1,446,050
4,875,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	4,875,000	ØØ
		20,696,668
Beverages (0.5%)
280,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	280,081	ñ
640,000	Suntory Holdings Ltd., Senior Unsecured Notes, 1.65%, due 9/29/17	640,728	ñ
		920,809
Commercial Services (0.2%)
305,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	305,504	ñ
Computers (1.2%)
960,000	Apple, Inc., Senior Unsecured Notes, 0.90%, due 5/12/17	960,128
1,300,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	1,306,994
		2,267,122

See Notes to Schedule of Investments

6

Schedule of Investments Short Duration Bond Portfolio (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
Diversified Financial Services (2.4%)
$2,145,000	General Electric Capital Corp., Guaranteed Medium-Term Notes, 1.00%, due 1/8/16	$2,152,428
1,890,000	General Electric Capital Corp., Guaranteed Global Medium-Term Notes, 1.50%, due 7/12/16	1,904,005
425,000	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	424,755
		4,481,188
Electric (0.9%)
895,000	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	896,326	ñ
695,000	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	695,818
		1,592,144
Electronics (0.5%)
1,000,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	998,217
Food (1.1%)
615,000	HJ Heinz Co., Guaranteed Notes, 2.00%, due 7/2/18	614,472	ñØ
650,000	JM Smucker Co., Guaranteed Notes, 1.75%, due 3/15/18	649,234	ñ
765,000	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	766,881	ñ
		2,030,587
Healthcare—Products (1.1%)
475,000	Becton Dickinson & Co., Senior Unsecured Notes, 1.45%, due 5/15/17	474,584
245,000	Becton Dickinson & Co., Senior Unsecured Notes, 1.80%, due 12/15/17	244,984
780,000	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	778,055	ñ
595,000	Zimmer Biomet Holdings, Inc., Senior Unsecured Notes, 2.00%, due 4/1/18	594,917
		2,092,540
Holding Companies—Diversified (0.3%)
605,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	602,408
Media (2.7%)
1,830,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.50%, due 3/1/16	1,858,414
2,325,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.81%, due 4/15/16	2,331,668	ñµ
350,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	349,141
415,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	414,793
		4,954,016
Mining (0.2%)
410,000	Freeport-McMoRan, Inc., Guaranteed Notes, 2.30%, due 11/14/17	409,037
Oil & Gas (0.6%)
500,000	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	499,566
615,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	614,847
		1,114,413
Pharmaceuticals (2.5%)
555,000	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	552,928
1,290,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, due 3/12/18	1,296,851
1,430,000	Bayer Corp., Guaranteed Notes, 7.13%, due 10/1/15	1,452,846	ñ

See Notes to Schedule of Investments

7

Schedule of Investments Short Duration Bond Portfolio (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
$795,000	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	$798,287	ñ
540,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	539,142
		4,640,054
Pipelines (1.4%)
655,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 2.50%, due 6/15/18	655,558
815,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	815,384
390,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	389,409
610,000	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	607,118
170,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.88%, due 1/12/18	171,045
		2,638,514
Real Estate (0.4%)
640,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	641,676	ñ
Real Estate Investment Trusts (0.3%)
475,000	Ventas Realty L.P., Guaranteed Notes, 1.25%, due 4/17/17	473,767
Semiconductors (0.9%)
1,685,000	QUALCOMM, Inc., Senior Unsecured Notes, 1.40%, due 5/18/18	1,678,885
Telecommunications (3.2%)
1,860,000	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	1,847,447
1,120,000	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	1,118,085
1,570,000	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	1,574,732
1,313,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	1,334,181
		5,874,445
	Total Corporate Debt Securities (Cost $65,591,233)	65,878,338
Asset-Backed Securities (22.4%)
4,890,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	4,892,890
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.43%, due 5/15/20	6,814,073	µ
2,125,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.46%, due 9/16/19	2,122,660	µ
4,797,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.27%, due 12/16/19	4,780,551	µ
2,890,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	2,885,844
4,200,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.46%, due 5/15/19	4,196,023	µ
650,209	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.40%, due 9/26/33	644,542	µ
5,725,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	5,723,672
2,000,000	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,998,950
2,225,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	2,225,383
222,046	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.37%, due 11/23/22	222,038	µ
1,291,366	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.36%, due 4/25/23	1,288,118	µ
1,255,777	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.64%, due 9/25/26	1,245,660	µ
2,325,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	2,329,104
	Total Asset-Backed Securities (Cost $41,325,666)	41,369,508

See Notes to Schedule of Investments

8

Schedule of Investments Short Duration Bond Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Short-Term Investments (2.3%)
4,326,498	State Street Institutional Liquid Reserves Fund Premier Class (Cost $4,326,498)	$4,326,498
	Total Investments (100.3%) (Cost $185,823,648)	185,328,325	##
	Liabilities, less cash, receivables and other assets [(0.3%)]	(501,604)
	Total Net Assets (100.0%)	$184,826,721

See Notes to Schedule of Investments

9

Notes to Schedule of Investments Short Duration Bond Portfolio (Unaudited)

† In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

• Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies, with the exception of closed-end funds, if any, are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available,

See Notes to Financial Statements

10

Notes to Schedule of Investments Short Duration Bond Portfolio (Unaudited) (cont'd)

the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures contracts or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$—	$16,341,742	$—	$16,341,742
Mortgage-Backed Securities^	—	57,412,239	—	57,412,239
Corporate Debt Securities^	—	65,878,338	—	65,878,338
Asset-Backed Securities	—	41,369,508	—	41,369,508
Short-Term Investments	—	4,326,498	—	4,326,498
Total Investments	$—	$185,328,325	$—	$185,328,325

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the six months ended June 30, 2015, no securities were transferred from one level (as of December 31, 2014) to another.

## At June 30, 2015, the cost of investments for U.S. federal income tax purposes was $186,276,665. Gross unrealized appreciation of investments was $460,527 and gross unrealized depreciation of investments was $1,408,867, resulting in net unrealized depreciation of $948,340, based on cost for U.S. federal income tax purposes.

µ Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of June 30, 2015, and their final maturities.

ñ Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At June 30, 2015, these securities amounted to $21,097,204 or 11.4% of net assets for the Fund.

Ø All or a portion of this security was purchased on a when-issued basis. At June 30, 2015, this security amounted to $614,472 for the Fund.

ØØ All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments.

See Notes to Financial Statements

11

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
June 30, 2015
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$185,328,325
Interest receivable	516,075
Receivable for Fund shares sold	19,369
Prepaid expenses and other assets	3,245
Total Assets	185,867,014
Liabilities
Payable for securities purchased	613,770
Payable for Fund shares redeemed	252,981
Payable to investment manager (Note B)	38,096
Payable to administrator (Note B)	60,954
Payable to trustees	7,154
Accrued expenses and other payables	67,338
Total Liabilities	1,040,293
Net Assets	$184,826,721
Net Assets consist of:
Paid-in capital	$260,219,195
Undistributed net investment income (loss)	2,875,259
Accumulated net realized gains (losses) on investments	(77,772,410)
Net unrealized appreciation (depreciation) in value of investments	(495,323)
Net Assets	$184,826,721
Shares Outstanding ($.001 par value; unlimited shares authorized)	17,283,843
Net Asset Value, offering and redemption price per share	$10.69
*Cost of Investments	$185,823,648

See Notes to Financial Statements

12

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
For the Six Months Ended June 30, 2015
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$1,154,851
Expenses:
Investment management fees (Note B)	231,025
Administration fees (Note B)	369,640
Audit fees	27,613
Custodian and accounting fees	40,344
Insurance expense	3,349
Legal fees	47,605
Shareholder reports	17,762
Trustees' fees and expenses	16,032
Miscellaneous	4,451
Total net expenses	757,821
Net investment income (loss)	$397,030
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(102,168)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	298,993
Net gain (loss) on investments	196,825
Net increase (decrease) in net assets resulting from operations	$593,855

See Notes to Financial Statements

13

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SHORT DURATION BOND PORTFOLIO
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss) (Note A)	$397,030	$1,443,487
Net realized gain (loss) on investments (Note A)	(102,168)	136,931
Net increase from payments by affiliates (Note B)	—	13,600
Change in net unrealized appreciation (depreciation) of investments (Note A)	298,993	(209,538)
Net increase (decrease) in net assets resulting from operations	593,855	1,384,480
Distributions to Shareholders From (Note A):
Net investment income	—	(3,296,646)
From Fund Share Transactions (Note D):
Proceeds from shares sold	17,806,865	16,591,588
Proceeds from reinvestment of dividends and distributions	—	3,296,646
Payments for shares redeemed	(18,155,711)	(61,061,991)
Net increase (decrease) from Fund share transactions	(348,846)	(41,173,757)
Net Increase (Decrease) in Net Assets	245,009	(43,085,923)
Net Assets:
Beginning of period	184,581,712	227,667,635
End of period	$184,826,721	$184,581,712
Undistributed net investment income (loss) at end of period	$2,875,259	$2,478,229

See Notes to Financial Statements

14

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eleven separate operating series (each individually a "Fund" and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the 1933 Act. The Fund currently offers only Class I shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

15

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2015, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends-paid deduction for income tax purposes.

As determined on December 31, 2014, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of: paydown gains and losses, amortization of bond premium and expiration of capital loss carryforwards. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the year ended December 31, 2014, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$(3,820,726)	$1,035,310	$2,785,416

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 was as follows:

Distributions Paid From:
Ordinary Income		Total
2014	2013	2014	2013
$3,296,646	$4,926,694	$3,296,646	$4,926,694

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,478,229	$(1,432,825)	$(77,031,513)	$(220)	$(75,986,329)

The differences between book basis and tax basis distributable earnings are primarily due to: amortization of bond premium, losses disallowed and recognized on wash sales and straddles and capital loss carryforwards.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. The Regulated Investment Company Modernization Act of 2010 (the "Act") became effective for the Fund on January 1, 2011. The Act modernizes several of the federal income and excise tax provisions related to RICs. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term ("Post-Enactment"). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character ("Pre-Enactment"). As

16

determined at December 31, 2014, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Pre-Enactment
Expiring in:
2015	2017	2018
$514,506	$45,541,698	$7,896,656

Post-Enactment (No Expiration Date)
Long-Term	Short-Term
$21,489,314	$1,589,339

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused.

During the year ended December 31, 2014, the Fund had capital loss carryforwards expire of $3,820,726.

6 Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a year (usually in October). Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

7 Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9 Dollar rolls: The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund foregoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

10 Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the

17

application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11 Derivative instruments: The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Financial futures contracts: At the time the Fund enters into a financial futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the financial futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

Although some financial futures contracts by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

During the six months ended June 30, 2015, the Fund did not enter into any financial futures contracts.

12 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under an Investment Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the

18

six months ended June 30, 2015, the investment management fee pursuant to the Investment Management Agreement was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.40% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under this agreement.

The Board adopted a non-fee distribution plan for the Fund.

Management has contractually undertaken to waive fees and/or reimburse the Fund for its total annual operating expenses (excluding fees payable to Management, interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, extraordinary expenses and transaction costs, if any; consequently, net expenses may exceed the contractual expense limitation) ("Operating Expenses") which exceed the expense limitation as detailed in the following table. The Fund has agreed to repay Management for fees and expenses waived and/or its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2015, there was no repayment to Management under its contractual expense limitation. At June 30, 2015, the Fund had no contingent liability to Management under its contractual expense limitation.

			Expenses Reimbursed in Fiscal Year Ending December 31,
			2012	2013	2014	2015
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2015	2016	2017	2018
Class I	1.00%	12/31/18	$—	$—	$—	$—

(1) Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman Fixed Income LLC ("NBFI"), as the sub-adviser to the Fund, is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are Officers and/or Trustees of the Trust are also employees of NBFI and/or Management.

On June 3, 2014, Management made a voluntary contribution of $13,600 to the Fund in connection with a payment matter related to the Fund's investment in a State Street money market fund.

19

Note C—Securities Transactions:

Cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended June 30, 2015 were as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$33,040,272	$18,660,027	$24,973,368	$30,662,550

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2015 and for the year ended December 31, 2014 was as follows:

	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Shares Sold	1,666,320	1,536,915
Shares Issued on Reinvestment of Dividends and Distributions	—	308,675
Shares Redeemed	(1,697,201)	(5,651,732)
Total	(30,881)	(3,806,142)

Note E—Lines of Credit:

At June 30, 2015, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Under the terms of the Credit Facility, the Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2015. During the period from January 9, 2015 (the commencement date of the Credit Facility) through June 30, 2015, the Fund did not utilize this line of credit. The Credit Facility replaced the State Street lines of credit referred to below.

During the reporting period, prior to the commencement of the Credit Facility on January 9, 2015, the Fund was a participant in a committed, unsecured $300,000,000 line of credit with State Street and an uncommitted, unsecured $100,000,000 line of credit with State Street, both to be used only for temporary or emergency purposes. During the period ended June 30, 2015, the Fund did not utilize either line of credit with State Street.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

20

Financial Highlights

Short Duration Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$10.66		$10.78	$10.95	$10.79	$11.20	$11.22
Income From Investment Operations:
Net Investment Income (Loss)‡	0.02		0.07	0.07	0.13	0.19	0.24
Net Gains or Losses on Securities (both realized and unrealized)	0.01		0.00	(0.00)	0.37	(0.16)	0.36
Total From Investment Operations	0.03		0.07	0.07	0.50	0.03	0.60
Less Distributions From:
Net Investment Income	—		(0.19)	(0.24)	(0.34)	(0.44)	(0.62)
Voluntary Contribution from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$10.69		$10.66	$10.78	$10.95	$10.79	$11.20
Total Return††	0.28	%**	0.61%	0.62%	4.61%	0.29%	5.28%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$184.8		$184.6	$227.7	$226.6	$245.6	$287.3
Ratio of Gross Expenses to Average Net Assets#	0.82	%*	0.82%	0.80%	0.82%	0.81%	0.81%
Ratio of Net Expenses to Average Net Assets	0.82	%*	0.82%	0.80%	0.82%§	0.81%§	0.81%§
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43	%*	0.69%	0.64%	1.20%	1.73%	2.07%
Portfolio Turnover Rate	28	%**	58%	72%	67%	74%	70%

See Notes to Financial Highlights

21

Notes to Financial Highlights Short Duration Bond Portfolio (Unaudited)

†† Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. The voluntary contribution listed in Note B of the Notes to Financial Statements had no impact on the Fund's total return for the year ended December 31, 2014.

# Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown.

‡ Calculated based on the average number of shares outstanding during each fiscal period.

§ Prior to January 1, 2013, the Fund had an expense offset arrangement in connection with its custodian contract. The impact of expense reductions related to expense offset arrangements, if any, was less than 0.01%.

* Annualized.

** Not Annualized.

22

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll free).

23

Neuberger Berman
Advisers Management Trust

Socially Responsive Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2015

B0738 08/15

Socially Responsive Portfolio Commentary

The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (the "Fund") Class I generated a total return of 0.59% for the six months ended June 30, 2015, underperforming the 1.23% return of its benchmark, the S&P 500® Index. Returns for the Fund's Class I and Class S shares are provided in the table immediately following this letter.

Equity markets were relatively trendless during the reporting period, with P/E multiples expanding against a fairly flat backdrop for three main reasons—commodity price weakness hurt energy-related stocks, the strong dollar was a headwind to U.S.-based multinationals, and the path of interest rates earlier this year hurt interest rate sensitive companies.

Following another harsh winter, we anticipated sequentially improving economic data as this year progressed. Labor trends do seem relatively well established, with skilled labor tightening to the point where we believe some evidence of wage inflation is emerging—a positive for consumer spending down the road. However, uncertainty related to the period's macroeconomic and geopolitical risks has caused the fits and starts we have seen in both the economy and the markets.

Our companies largely delivered this period, and many were well rewarded for it. Newell Rubbermaid, one of our largest holdings, executed well on its growth plan and reduced its costs, and as a result was our top contributor for the six-month period. Intuit's stock rose after the company raised full-year guidance following continuing signs of a successful transition to a service model and a solid tax season. O'Reilly Automotive also outperformed, rewarded for its steady, well-managed business.

Performance headwinds affecting the portfolio were largely related to sector activity. Utilities were weak as investors worried about the U.S. Federal Reserve raising interest rates, which impacted holdings such as Eversource Energy. Energy commodity prices remained depressed, which hurt Industrials holding NOW Inc. Elsewhere, American Express declined over the loss of its Costco relationship. Longer term, we believe the impact to American Express will be relatively small. We used price weakness to add to our position in this core holding.

We used volatility to our advantage this period. We sold Costco and J.M. Smucker for profit, and added a number of stocks from our prospect list because of favorable valuations, including Adobe, NetScout Systems, Gildan Activewear, and Keurig Green Mountain.

We believe the U.S. economy will likely continue to improve for the balance of 2015, and could possibly be approaching a "sweet spot" should purchasing power rise for American consumers. However, we believe risks associated with the ongoing global debt challenges, uneven and unpredictable government policy and geopolitical uncertainty may continue to weigh on business and consumer sentiment.

In a world where we see both healthy businesses and ongoing macro risks, we continue to be patient and opportunistic—buying stocks when we have a differentiated perspective on a company's business and where we see a valuation opportunity. Our research pipeline is full and we intend to continue to use market volatility to our long-term advantage.

To read more on how we integrate sustainability into our investment process, please visit our recently enhanced SRI Web site, Socially Responsible Investing, the next wave in global sustainability at https://www.nb.com/sri/.

Sincerely,

ARTHUR MORETTI AND INGRID S. DYOTT
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report, and are subject to change without notice.

1

Socially Responsive Portfolio

SECTOR ALLOCATION

(as a % of Total Investments)
Consumer Discretionary	12.6%
Consumer Staples	6.3
Energy	6.7
Financials	15.3
Health Care	9.0
Industrials	19.0
Information Technology	18.9
Materials	2.7
Telecommunication Services	1.4
Utilities	3.5
Short-Term Investments	4.6
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception Date	Six Month Period Ended 06/30/2015	Average Annual Total Return Ended 06/30/2015
			1 Year	5 Years	10 Years	Life of Fund
Socially Responsive Portfolio Class I	02/18/1999	0.59%	5.96%	15.20%	7.93%	6.91%
Socially Responsive Portfolio Class S2	05/01/2006	0.50%	5.75%	15.01%	7.80%	6.83%
S&P 500® Index[1,3]		1.23%	7.42%	17.34%	7.89%	5.19%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC (Management) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2014 were 0.98% and 1.23% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.17% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2015 can be found in the Financial Highlights section of this report.

2

Endnotes

1 The date used to calculate Life of Fund performance for the index is February 18, 1999, the inception date of the oldest share class.

2 Performance shown prior to May 1, 2006 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3 The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that investors cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Management and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC.

© 2015 Neuberger Berman Management LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 6/30/15

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO

Actual	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During the Period* 1/1/15 – 6/30/15	Expense Ratio
Class I	$1,000.00	$1,005.90	$4.82	0.97%
Class S	$1,000.00	$1,005.00	$5.82	1.17%
Hypothetical (5% annual return before expenses)**
Class I	$1,000.00	$1,019.98	$4.86	0.97%
Class S	$1,000.00	$1,018.99	$5.86	1.17%

* For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

** Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Socially Responsive Portfolio (Unaudited) 6/30/15

NUMBER OF SHARES		VALUE†
Common Stocks (96.5%)
Airlines (2.1%)
114,460	Ryanair Holdings PLC ADR	$8,166,721
Auto Components (2.4%)
164,490	BorgWarner, Inc.	9,349,612
Banks (3.5%)
313,234	U.S. Bancorp	13,594,356
Commercial Services & Supplies (0.9%)
128,648	Herman Miller, Inc.	3,721,787
Consumer Finance (4.9%)
249,120	American Express Co.	19,361,606
Diversified Financial Services (2.6%)
45,780	Intercontinental Exchange, Inc.	10,236,866
Diversified Telecommunication Services (1.4%)
104,420	Level 3 Communications, Inc.	5,499,801	*
Electric Utilities (3.6%)
306,540	Eversource Energy	13,919,981
Energy Equipment & Services (3.5%)
161,039	Schlumberger Ltd.	13,879,951
Food Products (3.0%)
154,778	Keurig Green Mountain, Inc.	11,860,638
Health Care Equipment & Supplies (5.8%)
200,309	Abbott Laboratories	9,831,166
90,928	Becton, Dickinson & Co.	12,879,951
		22,711,117
Health Care Providers & Services (1.3%)
127,629	Premier, Inc. Class A	4,908,611	*
Household Durables (4.8%)
458,406	Newell Rubbermaid, Inc.	18,845,071
Industrial Conglomerates (6.5%)
50,256	3M Co.	7,754,501
204,838	Danaher Corp.	17,532,084
		25,286,585
NUMBER OF SHARES		VALUE†
Industrial Gases (1.8%)
57,367	Praxair, Inc.	$6,858,225
Insurance (4.5%)
629,968	Progressive Corp.	17,532,009
Internet Software & Services (3.9%)
252,374	eBay, Inc.	15,203,010	*
IT Services (4.7%)
42,638	Alliance Data Systems Corp.	12,447,738	*
63,526	MasterCard, Inc. Class A	5,938,410
		18,386,148
Oil, Gas & Consumable Fuels (3.2%)
34,535	Cimarex Energy Co.	3,809,556
205,852	Noble Energy, Inc.	8,785,763
		12,595,319
Personal Products (3.4%)
316,717	Unilever NV	13,251,439
Pharmaceuticals (2.0%)
27,940	Roche Holding AG	7,829,595
Professional Services (4.1%)
63,287	ManpowerGroup, Inc.	5,656,592
186,187	Robert Half International, Inc.	10,333,379
		15,989,971
Semiconductors & Semiconductor Equipment (4.8%)
366,766	Texas Instruments, Inc.	18,892,117
Software (5.7%)
83,141	Adobe Systems, Inc.	6,735,252	*
134,659	Intuit, Inc.	13,569,588
51,122	NetScout Systems, Inc.	1,874,644	*
		22,179,484
Specialty Chemicals (1.0%)
78,919	Novozymes A/S B Shares	3,751,421
Specialty Retail (4.4%)
26,623	O'Reilly Automotive, Inc.	6,016,266	*
171,572	TJX Cos., Inc.	11,352,919
		17,369,185

See Notes to Schedule of Investments

5

Schedule of Investments Socially Responsive Portfolio (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Textiles, Apparel & Luxury Goods (1.1%)
130,148	Gildan Activewear, Inc.	$4,326,120
Trading Companies & Distributors (5.6%)
415,651	NOW, Inc.	8,275,611	*
58,360	W.W. Grainger, Inc.	13,810,894
		22,086,505
	Total Common Stocks (Cost $293,558,167)	377,593,251
Short-Term Investments (4.7%)
PRINCIPAL AMOUNT
Certificates of Deposit (0.1%)
$100,000	Self Help Credit Union, 0.25%, due 7/13/15	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 7/29/15	100,000
		200,000	#
NUMBER OF SHARES
Money Market Fund (4.6%)
18,055,046	State Street Institutional Treasury Money Market Fund Premier Class	18,055,046
	Total Short-Term Investments (Cost $18,255,046)	18,255,046
	Total Investments (101.2%) (Cost $311,813,213)	395,848,297	##
	Liabilities, less cash, receivables and other assets [(1.2%)]	(4,639,503)
	Total Net Assets (100.0%)	$391,208,794

See Notes to Schedule of Investments

6

Notes to Schedule of Investments Socially Responsive Portfolio (Unaudited)

† In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

• Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in investment companies, with the exception of closed-end funds, if any, are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

See Notes to Financial Statements

7

Notes to Schedule of Investments Socially Responsive Portfolio (Unaudited) (cont'd)

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of June 30, 2015:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks^	$377,593,251	$—	$—	$377,593,251
Short-Term Investments^	—	18,255,046	—	18,255,046
Total Investments	$377,593,251	$18,255,046	$—	$395,848,297

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the six months ended June 30, 2015, certain securities were transferred from one level (as of December 31, 2014) to another. Based on beginning of period market values as of January 1, 2015, $12,086,839 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of June 30, 2015. These securities had been categorized as Level 2 as of December 31, 2014, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

# At cost, which approximates market value.

## At June 30, 2015, the cost of investments for U.S. federal income tax purposes was $312,214,218. Gross unrealized appreciation of investments was $90,489,000 and gross unrealized depreciation of investments was $6,854,921, resulting in net unrealized appreciation of $83,634,079, based on cost for U.S. federal income tax purposes.

* Security did not produce income during the last twelve months.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SOCIALLY RESPONSIVE PORTFOLIO
June 30, 2015
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$395,848,297
Dividends receivable	541,997
Receivable for securities sold	1,402,954
Receivable for Fund shares sold	105,908
Prepaid expenses and other assets	3,543
Total Assets	397,902,699
Liabilities
Payable for securities purchased	6,243,363
Payable for Fund shares redeemed	57,051
Payable to investment manager (Note B)	176,829
Payable to administrator—net (Note B)	108,268
Payable to trustees	7,154
Accrued expenses and other payables	101,240
Total Liabilities	6,693,905
Net Assets	$391,208,794
Net Assets consist of:
Paid-in capital	$257,873,597
Undistributed net investment income (loss)	3,982,901
Accumulated net realized gains (losses) on investments	45,319,373
Net unrealized appreciation (depreciation) in value of investments	84,032,923
Net Assets	$391,208,794
Net Assets
Class I	$312,486,189
Class S	78,722,605
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	13,010,846
Class S	3,272,910
Net Asset Value, offering and redemption price per share
Class I	$24.02
Class S	24.05
*Cost of Investments	$311,813,213

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SOCIALLY RESPONSIVE PORTFOLIO
For the Six Months Ended June 30, 2015
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,024,164
Interest income—unaffiliated issuers	186
Foreign taxes withheld (Note A)	(105,283)
Total income	$3,919,067
Expenses:
Investment management fees (Note B)	1,047,108
Administration fees (Note B):
Class I	461,046
Class S	119,591
Distribution fees (Note B):
Class S	99,659
Audit fees	22,481
Custodian and accounting fees	62,433
Insurance expense	5,035
Legal fees	107,619
Shareholder reports	38,883
Trustees' fees and expenses	16,033
Miscellaneous	6,128
Total expenses	1,986,016
Expenses reimbursed by Management (Note B)	(21,565)
Total net expenses	1,964,451
Net investment income (loss)	$1,954,616
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	10,674,216
Foreign currency	(5,017)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	(10,498,986)
Foreign currency	11,054
Net gain (loss) on investments	181,267
Net increase (decrease) in net assets resulting from operations	$2,135,883

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SOCIALLY RESPONSIVE PORTFOLIO
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss) (Note A)	$1,954,616	$2,220,932
Net realized gain (loss) on investments (Note A)	10,669,199	35,964,831
Net increase from payments by affiliates (Note B)	—	6,512
Change in net unrealized appreciation (depreciation) of investments (Note A)	(10,487,932)	(3,161,945)
Net increase (decrease) in net assets resulting from operations	2,135,883	35,030,330
Distributions to Shareholders From (Note A):
Net investment income:
Class I	—	(1,051,153)
Class S	—	(90,760)
Total distributions to shareholders	—	(1,141,913)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	21,255,653	47,997,591
Class S	3,023,940	6,621,430
Proceeds from reinvestment of dividends and distributions:
Class I	—	1,051,153
Class S	—	90,760
Payments for shares redeemed:
Class I	(11,753,555)	(18,437,401)
Class S	(5,756,223)	(13,766,874)
Net increase (decrease) from Fund share transactions	6,769,815	23,556,659
Net Increase (Decrease) in Net Assets	8,905,698	57,445,076
Net Assets:
Beginning of period	382,303,096	324,858,020
End of period	$391,208,794	$382,303,096
Undistributed net investment income (loss) at end of period	$3,982,901	$2,028,285
See Notes to Financial Statements

11

Notes to Financial Statements Socially Responsive Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1 General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eleven separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund currently offers Class I and Class S shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investments are proceeds from the settlements of class action litigation in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2015 was $333.

5 Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes

12

substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2015, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends-paid deduction for income tax purposes.

As determined on December 31, 2014, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of: foreign currency gains and losses and non-real estate investment trusts return of capital adjustments. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the year ended December 31, 2014, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$—	$(192,979)	$192,979

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$1,141,913	$1,845,430	$—	$—	$1,141,913	$1,845,430

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,028,285	$35,105,346	$94,065,683	$—	$—	$131,199,314

The differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. For taxable years beginning after December 22, 2010, the capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.

During the year ended December 31, 2014, the Fund utilized capital loss carryforwards of $1,068,241.

6 Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a

13

year (usually in October). Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

7 Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9 Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

11 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under an Investment Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2015, the investment management fee pursuant to the Investment Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under this agreement.

14

The Board adopted a non-fee distribution plan for the Fund's Class I.

For the Fund's Class S, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class, and ongoing services provided to investors in this class, Management receives from this class a fee at the annual rate of 0.25% of Class S's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by this class during any year may be more or less than the cost of distribution and other services provided to this class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Management has contractually undertaken to waive fees and/or reimburse the Fund's Class I and Class S shares for their total annual operating expenses (exclusive of interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, extraordinary expenses and transaction costs, if any; consequently, net expenses may exceed the contractual expense limitations) ("Operating Expenses") which exceed the expense limitations as detailed in the following table. Each respective class has agreed to repay Management for fees and expenses waived and/or its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2015, there was no repayment to Management under its contractual expense limitation.

At June 30, 2015, the Fund's contingent liabilities to Management under its contractual expense limitation were as follows:

			Expenses Reimbursed in Fiscal Year Ending December 31,
			2012	2013	2014	2015
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2015	2016	2017	2018
Class I	1.30%	12/31/18	$—	$—	$—	$—
Class S	1.17%	12/31/18	80,791	55,545	45,262	21,565

(1) Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman LLC ("Neuberger") is retained by Management pursuant to a Sub-Advisory Agreement to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are Officers and/or Trustees of the Trust are also employees of Neuberger and/or Management.

On June 3, 2014, Management made a voluntary contribution of $6,512 to the Fund in connection with a payment matter related to the Fund's investment in a State Street money market fund.

15

Note C—Securities Transactions:

During the six months ended June 30, 2015, there were purchase and sale transactions (excluding short-term securities) of $58,624,550 and $47,460,740, respectively.

During the six months ended June 30, 2015, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2015 and for the year ended December 31, 2014 was as follows:

For the Six Months Ended June 30, 2015

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	878,006	—	(484,763)	393,243
Class S	124,219	—	(237,762)	(113,543)

For the Year Ended December 31, 2014

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	2,160,865	49,028	(834,461)	1,375,432
Class S	296,502	4,223	(621,233)	(320,508)

Note E—Lines of Credit:

At June 30, 2015, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Under the terms of the Credit Facility, the Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2015. During the period from January 9, 2015 (the commencement date of the Credit Facility) through June 30, 2015, the Fund did not utilize this line of credit. The Credit Facility replaced the State Street lines of credit referred to below.

During the reporting period, prior to the commencement of the Credit Facility on January 9, 2015, the Fund was a participant in a committed, unsecured $300,000,000 line of credit with State Street and an uncommitted, unsecured $100,000,000 line of credit with State Street, both to be used only for temporary or emergency purposes. During the period ended June 30, 2015, the Fund did not utilize either line of credit with State Street.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

16

Financial Highlights

Socially Responsive Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$23.88		$21.72	$15.89	$14.35	$14.86	$12.10
Income From Investment Operations:
Net Investment Income (Loss)‡	0.13		0.15	0.09	0.15	0.04	0.06
Net Gains or Losses on Securities (both realized and unrealized)	0.01		2.10	5.87	1.43	(0.50)	2.70
Total From Investment Operations	0.14		2.25	5.96	1.58	(0.46)	2.76
Less Distributions From:
Net Investment Income	—		(0.09)	(0.13)	(0.04)	(0.05)	(0.00)
Voluntary Contribution from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$24.02		$23.88	$21.72	$15.89	$14.35	$14.86
Total Return††	0.59	%**@	10.38%	37.60%	10.98%	(3.08)%	22.85%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$312.5		$301.3	$244.2	$148.7	$108.4	$83.2
Ratio of Gross Expenses to Average Net Assets#	0.97	%*	0.98%	0.99%	1.03%	1.06%	1.08%
Ratio of Net Expenses to Average Net Assets	0.97	%*	0.98%	0.99%	1.03%§	1.06%§	1.08%§
Ratio of Net Investment Income (Loss) to Average Net Assets	1.05	%*	0.68%	0.49%	0.98%	0.29%	0.48%
Portfolio Turnover Rate	13	%**	37%	29%	30%	20%	41%

See Notes to Financial Highlights

17

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
	(Unaudited)
Net Asset Value, Beginning of Period	$23.93		$21.76	$15.92	$14.39	$14.90	$12.14
Income From Investment Operations:
Net Investment Income (Loss)‡	0.10		0.12	0.06	0.13	0.03	0.05
Net Gains or Losses on Securities (both realized and unrealized)	0.02		2.08	5.89	1.42	(0.50)	2.71
Total From Investment Operations	0.12		2.20	5.95	1.55	(0.47)	2.76
Less Distributions From:
Net Investment Income	—		(0.03)	(0.11)	(0.02)	(0.04)	(0.00)
Voluntary Contribution from Management	—		0.00	—	—	—	—
Net Asset Value, End of Period	$24.05		$23.93	$21.76	$15.92	$14.39	$14.90
Total Return††	0.50	%**@	10.11%	37.41%	10.74%	(3.15)%	22.76%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$78.7		$81.1	$80.7	$66.7	$70.6	$72.9
Ratio of Gross Expenses to Average Net Assets#	1.22	%*	1.23%	1.24%	1.28%	1.31%	1.33%
Ratio of Net Expenses to Average Net Assets	1.17	%*	1.17%	1.17%	1.17%§	1.17%§	1.17%§
Ratio of Net Investment Income (Loss) to Average Net Assets	.86	%*	0.52%	0.32%	0.82%	0.20%	0.39%
Portfolio Turnover Rate	13	%**	37%	29%	30%	20%	41%

See Notes to Financial Highlights

18

Notes to Financial Highlights Socially Responsive Portfolio
(Unaudited)

†† Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. The voluntary contribution listed in Note B of the Notes to Financial Statements had no impact on the Fund's total return for the year ended December 31, 2014.

@ The class action proceeds listed in Note A-4 of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2015.

# Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

‡ Calculated based on the average number of shares outstanding during each fiscal period.

§ Prior to January 1, 2013, the Fund had an expense offset arrangement in connection with its custodian contract. The impact of expense reductions related to expense offset arrangements, if any, was less than 0.01%.

* Annualized.

** Not Annualized.

19

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll free).

20

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

The Code of Ethics is filed with the Registrant’s annual report on Form N-CSR.  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant’s applicable semi-annual report included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive

Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the period covered by this Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: August 31, 2015

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 31, 2015